As filed with the Securities and Exchange	Registration No. 33-75998
Commission on April 17, 2006	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 22 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel

ING US Legal Services

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2006 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Nonqualified Deferred Fixed and Variable Annuity Contracts

PART A

ING Life Insurance and Annuity Company

and its

Variable Annuity Account B

Individual Nonqualified Variable Annuity

Supplement dated April 28, 2006

This supplement updates certain information contained in your current variable annuity Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus and SAI.

NOTICE OF FUND SUBSTITUTIONS

ING Life Insurance and Annuity Company (the “Company”) and Variable Annuity Account B (the “Separate Account”) have filed an application with the Securities and Exchange Commission to permit certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) to be replaced with certain other funds (the “Substitute Funds”).

Reasons for the Substitution. The principal purposes of the substitutions are as follows:

•

Implement Business Plan. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company’s products.

•

Reduced Costs and Greater Influence. Including too many different funds with different investment advisers within the Company’s products makes those products more costly to administer. The Company believes that making available affiliated funds managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

•

Due Diligence. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

X.75998-06A	Page 1 of 2	April 2006

The following funds are involved in the substitutions:

Replaced Funds	Substitute Funds
Fidelity® VIP Growth Portfolio (Initial Class)	ING FMRSM Earnings Growth Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING FMRSM Equity Income Portfolio (Class I)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING VP Index Plus International Equity Portfolio (Class S)

Important Information about the Proposed Substitutions.

•

Prior to the effective date of the substitutions you will receive another supplement which will indicate the effective date of the substitutions, provide you with further details about each Substitute Fund and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds.

•

Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

•

On the effective date of the substitutions, all amounts you have allocated to a subaccount which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

•

You will not incur any fees or charges or any tax liability because of the substitutions, and your account value immediately before the substitutions will equal your account value immediately after the substitutions.

•	The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund.
•	The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund.

X.75998-06A	Page 2 of 2	April 2006

CONTRACT PROSPECTUS - APRIL 28, 2006

The Contract. The contracts described in this prospectus are individual nonqualified deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our). They are intended to provide retirement benefits to individuals who either are not participating in a formal retirement plan or are participating in a formal retirement plan but want to supplement their benefits.

The Funds

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

ING American Century Select Portfolio (Initial Class)

ING FMRSM Earnings Growth Portfolio (Class I)

ING JPMorgan International Portfolio (Initial Class)(1)

ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)(1)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

ING VP Balanced Portfolio, Inc.

(Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Index Plus International Equity Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

ING VP Strategic Allocation Conservative Portfolio (Class I)(1)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)(1)

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

Table of Contents . . . page 3

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account, you instruct us to direct your account dollars to any of the available investment options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying mutual fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option.

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Account in Appendix I of this prospectus.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the “Investment Options” section on page 10, in Appendix II - Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

These contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount invested.

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

(1)	This fund has changed its name to the name listed above. See Appendix II - Description of Underlying Funds for a complete list of former and current fund names.

PRO.75998-06

CONTRACT PROSPECTUS - APRIL 28, 2006 (CONTINUED)

Getting Additional Information. You may obtain the April 28, 2006 Statement of Additional Information (SAI) free of charge by indicating your request on your application materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-5850 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75998. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75998-06	2

TABLE OF CONTENTS

Contract Overview	4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase	5

Fee Table	6
Condensed Financial Information	8
Variable Annuity Account B	8
The Company	9
Investment Options	10
Transfers Among Investment Options	11
Purchase and Rights	13
Right to Cancel	14
Fees	15
Your Account Value	19
Withdrawals	21
Systematic Distribution Options	22
Death Benefit	23
The Income Phase	25
Contract Distribution	28
Taxation	31
Other Topics	35
Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Transfer of Ownership: Assignment - Legal Matters and Proceedings

Contents of the Statement of Additional Information		38
Appendix I -	Fixed Account	39
Appendix II -	Description of Underlying Funds	40
Appendix III -	Condensed Financial Information	CFI - 1

PRO.75998-06	3

CONTRACT OVERVIEW

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call the Company through:

ING
USFS Customer Service
Defined Contribution
Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your local representative to learn what information is required for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

The following summarizes contract information. Read each section of this prospectus for additional information.
Contract Design

The contracts described in this prospectus are individual nonqualified fixed and variable annuity contracts. They are intended as a retirement savings vehicle that defers taxes on investment earnings and offers a variety of investment options to help meet long-term financial goals.

Contract Facts

Free Look/Right to Cancel: You may cancel your contract within ten days (some states may require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit: Your beneficiary may receive a financial benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends on the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See “Withdrawals.”

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

PRO.75998-06	4

Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

(a)   Fixed Interest Option

(b)  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

Payments to Your Account
Step 1 ||
ING Life Insurance and Annuity Company
(a) ||	Step 2	(b) ||
Fixed Interest Option	Variable Annuity Account B Variable Investment Options
The Subaccounts
	A	B	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

>    Receive income phase payments monthly, quarterly, semi-annually or annually;

>    Select an income phase payment option that provides for payments to your beneficiary; and

>    Select income phase payments that are fixed or that vary depending on the performance of the variable investment options you select.

PRO.75998-06	5

FEE TABLE

In This Section:

>     Maximum Contract Holder Transaction Expenses

>     Annual Maintenance Fee

>     Maximum Separate Account Annual Expenses

>    Hypothetical Examples

>     Total Annual Fund Operating Expenses

>    Fees Deducted by the Funds

Also See “Fees” for:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Redemption Fees

>    Premium and Other Taxes

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge[1] (as a percentage of amount withdrawn)	5%

[1] This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Maintenance Fee Installment Purchase Payment Contracts[2]	$20.00
Maximum Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge[3]	0.00% - 0.25%
Total Separate Account Annual Expenses	1.25% - 1.50%

[2] The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See “Fees - Annual Maintenance Fee.”

3   We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See “Fees - Administrative Expense Charge.”

* State premium taxes (which currently range from 0% to 4% of premium payments) may applybut are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75998-06	6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees and other expenses)	Minimum 0.35%	Maximum 1.06%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including the annual maintenance fee of $20 (converted to a percentage of assets equal to 0.037%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$724	$1,291	$1,886	$2,931	$263	$808	$1,379	$2,931

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$656	$1,086	$1,544	$2,208	$192	$593	$1,020	$2,208

*

This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example does not apply during the income phase if you elect to receive income phase payments under a nonlifetime variable payment option and subsequently request a lump-sum withdrawal after the income phase payments start. In this circumstance, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.75998-06	7

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where the Company or affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about Variable Annuity Account B subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company (the Company) are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.75998-06	8

THE COMPANY

ING Life Insurance and Annuity Company (the company, we, us) issues the contracts described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holding Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue

Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers, Inc. (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

PRO.75998-06	9

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option.

Variable Interest Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and phone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Option. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. For a description of the Fixed Account, see Appendix I.

Selecting Investment Options

•	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
•

Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•	Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. Some funds or the fixed interest option may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

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Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount you select and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed - bought for annuities and life insurance > Shared - bought by more than one company

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Fixed Account may be restricted as outlined in Appendix I, and the total number of investment options that you may select during the accumulation period is limited. See “Investment Options - Limits on How Many Investment Options You May Select.” The minimum transfer amount is $500. You may establish automated transfers of account value. See “Dollar Cost Averaging.” Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See “The Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

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We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract owner’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization, individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Charges for Transfers. We currently do not charge for transfers.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our the address listed in “Contract Overview-Questions: Contacting the Company,” or, if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from one of your investment options to one or more of the subaccounts. Transfers from the Fixed Account under the dollar cost averaging program may be restricted. (See Appendix I). Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. For additional information about this program, contact your local representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase

>    Complete the application and deliver it along with your initial purchase payment to us. Upon our approval, we will issue you a contract and set up an account for you.

>     Two types of contracts are available.

•      Installment Purchase Payment contracts. Under these contracts, you make continuing periodic payments.

•      Single Purchase Payment contracts. Under these contracts you make a single payment to the contract or a lump-sum transfer of amounts accumulated under a pre-existing annuity or retirement arrangement.

Payment Amounts

> The minimum payment for a single purchase payment contract is $5,000. > Installment purchase payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be a limit on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

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3.

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.

Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel the contract within ten days of receipt (some states require more than ten days) by returning it to the address listed in “Contract Overview-Questions: Contacting the Company” along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those amounts allocated to the subaccounts. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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FEES
The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees. Transaction Fees

Types of Fees
There are five types of fees or deductions that may affect your account:

>    Transaction Fees

•     Early Withdrawal Charge

•      Annual Maintenance Fee

•     Redemption Fees

>    Fees Deducted from Investments in the Separate Account

•      Mortality and Expense Risk Charge

•      Administrative Expense Charge

>    Fund Fees and Expenses

>    Premium and Other Taxes

>    Charges for ING GET Fund

Terms to Understand

>    “Payment Period” (for installment purchase payment contracts) - The period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. The number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

>    “Contract Year” (for single purchase payment contracts) - A 12 month period measured from the date we establish your account, or measured from any anniversary of that date.

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total payments to the contract.

Early Withdrawal Charge Schedules
Schedule A - Installment Purchase Payment Contracts
Completed Payment Periods Less than 5 5 or more but less than 7 7 or more but less than 9 9 or more but less than 10 10 or more	Early Withdrawal Charge 5% 4% 3% 2% 0%

Schedule B - Single Purchase Payment Contracts*
Completed Contract Years Less than 5 5 or more but less than 6 6 or more but less than 7 7 or more but less than 8 8 or more but less than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

* Schedule B also may apply to certain older contracts that accept more than one purchase payment. Check your contract to determine which early withdrawal charge schedule applies to you.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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Waiver. The early withdrawal charge is waived if the withdrawal is:

>    Used to provide income phase payments to you;

>    Paid because of your death;

>     Taken under a systematic distribution option (see “Systematic Distribution Options”);

>     Taken on or after the tenth anniversary of the effective date of an installment purchase payment contract;

>    Paid when your account value is $2,500 or less and no withdrawal has been taken from the account within the prior 12 months;

>     Taken in part or in full from an installment purchase payment contract provided you are at least 59½; and nine purchase payment periods have been completed; or

>     Taken in an amount of ten percent or less of your account value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals or withdrawals under a systematic distribution option. The ten percent amount will be calculated using your account value as of the next valuation after your withdrawal request is received in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” This waiver does not apply to contracts issued in the state of Washington.

Annual Maintenance Fee

Maximum Amount. $20.00 for installment purchase payment contracts. There is no maintenance fee for single purchase payment contracts.

When/How. Each year during the accumulation phase, we deduct this fee from your account value on your account anniversary. It is also deducted at the time of a full withdrawal, to the extent permitted under state law. It is deducted proportionately from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses us for administrative expenses related to the establishment and maintenance of your account.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. See “The Income Phase - Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

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Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

>     The mortality risks are those risks associated with our promises to pay the death benefit available under the contract and to make lifetime income phase payments based on annuity rates specified in the contract.

>     The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. 0.25%. We currently do not impose this charge. We reserve the right, however, on 30 days’ notice, if allowed by your contract, to charge up to 0.25% annually of your daily net assets invested in the subaccounts.

When/How. If imposed, we will deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest option. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be recovered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this charge.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by the Company or other Company affiliates (including but not limited to ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

In addition to the types of revenue received from affiliated and unaffiliated funds described below, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by the Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by the Company or a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

•	For those funds which the Company serves as investment adviser, a share of the management fee deducted from fund assets, which are disclosed in each fund prospectus;

•	Service Fees that are deducted from fund assets, which are disclosed in each fund prospectus; and

•	For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in each fund prospectus.

Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the Fund’s management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary in subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the applicable fund prospectus; and

•

Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

As of the date of this prospectus, Fidelity Investments is the only unaffiliated fund family offered through this prospectus. The Company receives the most fund revenue from ING Investments, LLC and other Company affiliates.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

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We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our income phase payment rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account, see “Taxation.”

Charges for ING GET Fund

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>     The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts, plus

>     The current dollar value of amounts held in the Fixed Account, including interest to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund’s shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>     The net assets of the fund held by the subaccount as of the current valuation; minus

>     The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

>     Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>     The total value of the subaccount’s units at the preceding valuation; minus

>     A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for ING GET Fund. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV’s after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 Purchase Payment

Step 1: You make an initial purchase payment of $5,000.

Step 2:

A.  You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.   You direct us to invest $2,000 in Fund B. The purchase payment purchases 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Step 1 ||
ING Life Insurance and Annuity Company
Step 2 ||
Variable Annuity Account B
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of the initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

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WITHDRAWALS
You may withdraw all or a portion of your account value at any time during the accumulation phase. Steps for Making A Withdrawal.

Taxes, Fees and Deductions Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge

(see “Fees - Early Withdrawal Charge”)

>    nnual Maintenance Fee (see “Fees - Annual Maintenance Fee”)

>    Redemption Fees (See “Fees -Redemption Fees”)

>    Tax Penalty (see “Taxation”)

>    Tax Withholding (see “Taxation”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

> Select the withdrawal amount.
1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value minus any applicable early withdrawal charge, redemption fees, and annual maintenance fee.

2)    Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and redemption fees. See Appendix I for more information about withdrawals from the Fixed Account.

>     Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

>     Properly complete a disbursement form and send it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Seek competent advice regarding the tax consequences associated with reinvestment.

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SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

>     SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

>    Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in “Contract Overview - Question: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to the address listed in “Contract Overview-Questions: Contacting the Company.” Once you revoke an option, you may not elect it again, until the next calendar year, nor may you elect any other systematic distribution option that may be available, unless you are allowed under the Internal Revenue Code of 1986, as amended (Tax Code).

Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option may have tax consequences. See “Taxation.”

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DEATH BENEFIT
During the Accumulation Phase	This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

Who Receives the Death Benefit? If you would like certain individuals or entities to receive a death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or us as indicated in “Contract Overview - Questions: Contacting the Company.”

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when you, the contract holder, die.

Death Benefit Amount. The death benefit will equal your account value as of the next time we value your account after the date on which we receive proof of death and a payment request in a form acceptable to us. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by law.

Death Benefit - Methods of Payment
(For payment options during the income phase, see “The Income Phase.”)
If you die during the accumulation phase of your contract, the following payment options are available to your beneficiary, if allowed by the Tax Code:
> Lump-sum payment; or
> Payment in accordance with any of the available income phase payment plans. See “The Income Phase - Payment Plans.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The following options are also available, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leave the account value invested in the contract; or

>  Leave the account value on deposit in the Company’s general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. Your beneficiary can withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment plans. See “The Income Phase - Payment Plans.”

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Steps Required for Death Benefits to be Paid to Your Beneficiary:

1.	You must have designated a beneficiary(ies) for your contract;
2.	Your beneficiary or someone on their behalf must provide us with proof of your death acceptable to us; and
3.	Your beneficiary must elect one of the payment options available under the contract.

We will not pay any death proceeds until the beneficiary elects a method of payment. Prior to the election of a payment method by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary will have the right to allocate or transfer amounts among available investment options. (Limitations may apply to transfers from the Fixed Account - see Appendix I.)

We will mail payment to the beneficiary within seven calendar days after we receive proof of death and an election of the method of payment acceptable to us.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time frame required by the Tax Code. See “Taxation.”

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THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days before the date you want to start receiving income phase payments, you must notify us in writing of all of the following:

We may have used the following terms in prior prospectuses:

Annuity Phase - Income Phase

Annuity Option - Income Phase Payment Option

Annuity Payment - Income Phase Payment

Annuitization - Initiating Income Phase Payments

>    Payment start date;

>    Income phase payment option (see the payment options table in this section);

>    Payment frequency (i.e. monthly, quarterly, semi-annually or annually);

>    Choice of fixed or variable payments or a combination of fix and variable payments; and

>    Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected, and whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be invested in subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Currently, ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio and ING VP Growth and Income Portfolio are the only subaccounts available during the income phase. For variable payments, you must also select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

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If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

> A first income phase payment of at least $20; or > Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” If the continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments we made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; consult a tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit - None: All payments end upon the annuitant’s death.

Life Income - Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments:

(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.

Death Benefit - None: All payments end upon the death of both annuitants.

Life Income - Two Lives with Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months.

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

Length of Payment: You may select payments for 3-30 years. In certain cases a lump-sum payment may be requested at any time. (see below)

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments have begun is treated as a completed purchase payment period even though no additional purchase payments have been made. See “Fees - Early Withdrawal Charge.” We will send lump-sum payments within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value for the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e. the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate used for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Securities of Securities Dealers, Inc. (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have or may enter into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.

Directed Services, Inc.

Financial Network Investment Corporation

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

ING Financial Markets LLC

ING Direct Funds Limited

ING DIRECT Securities, Inc.

ING Financial Partners, Inc.

ING Funds Distributor, LLC

Multi-Financial Securities Corporation

PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Occasionally, ING Financial Advisers, LLC may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ING Financial Advisers, LLC may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions to the distributors and may provide certain administrative services in connection with the contract. ING Financial Advisers, LLC may pay such wholesalers compensation based upon purchase payments to contracts purchased through distributors that they select.

ING Financial Advisers, LLC may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based upon purchase payments. ING Financial Advisers, LLC will pay all costs and expenses related to these services.

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Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 2.75%. We may also pay asset-based compensation up 0.10%. In addition, we may pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 2.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated assets under management, sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•	Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;
•	Marketing allowances;
•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

• Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

•     Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1) 2) 3) 4) 5) 6) 7) 8) 9) 10) 11) 12) 13)

Symetra Investment Services, Inc.

SunAmerica Securities, Inc.

Lincoln Investment Planning Inc.

Valor Insurance Agency Inc.

Edward D. Jones & Co., L.P.

National Planning Corporation

Securities America Inc.

Walnut Street Securities, Inc.

Cadaret, Grant & Co., Inc.

Multi-Financial Securities Corporation

ING Financial Partners, Inc.

Proequities, Inc.

Linsco/Private Ledger Corp.

14) 15) 16) 17) 18) 19) 20) 21) 22) 23) 24) 25)

Huckin Financial Group, Inc.

A. G. Edwards & Sons, Inc.

Jefferson Pilot Securities Corporation

Waterstone Financial Group, Inc.

Royal Alliance Associates, Inc.

AIG Financial Advisors Inc.

McGinn, Smith & Co., Inc.

NIA Securities, L.L.C.

Financial Network Investment Corporation

Mutual Service Corporation

Horan Securities, Inc.

Tower Square Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

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TAXATION

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

>    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

>     Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

>     This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

>     We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

In this Section

I. Introduction

II. Taxation of Nonqualified Contracts

III. Possible Changes in Taxation

IV. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue Service (IRS).

Nonqualified Contracts

The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to receive deferral of taxation, the requirements listed below must be satisfied.

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Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which contract owners can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the withdrawal value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract owner is not a natural person, a change in annuitant is treated as the death of the contract owner.

Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on income under your contract as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

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In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

a)	You have attained age 59½;
b)	You have become disabled as defined in the Tax Code;
c)	You (or the annuitant if the contract owner is a non-natural person) have died;

d)

The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchange into the contract;

• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

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Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

> After you begin receiving income phase payments under the contract; or
> Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

PRO.75998-06	34

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any witholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

>    On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

>     When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

>    During any other periods the SEC may by order permit for the protection of investors.

PRO.75998-06	35

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and > Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e. mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation it would decrease the level of performance reflected by the calculation. Non-standardized returns may include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which we receive no instructions in the same proportion as those for which we receive instructions. You will receive periodic reports relating to the funds in which you have an interest as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

>    During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>    During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

PRO.75998-06	36

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership where such assignments are not prohibited, with proper notification. The date of any such assignment or transfer of ownership will be the date we receive the notification at the address listed in “Contract Overview-Questions: Contacting the Company.” An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to us at the address listed in “Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. Your rights and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the variable account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

PRO.75998-06	37

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History

Variable Annuity Account B

Offering and Purchase of Contract

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

PRO.75998-06	38

APPENDIX I FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase of the contract.

Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

General Disclosure.

>    Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

>    Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

>     The SEC has not reviewed disclosure in this Appendix regarding the Fixed Account.

Interest Rates.

>     The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will receive a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company.

>    Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Except for contracts issued in the state of New York, withdrawals from the Fixed Account over $250,000 (for contracts issued prior to 1988) or $500,000 (for contracts issued after 1988) will be paid pursuant to a five year schedule. See your contract for details. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for period of up to 6 months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option once during each calendar year. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income payments begin you may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

PRO.75998-06	39

Appendix II Description of Underlying Funds

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING JPMorgan International Portfolio	ING JPMorgan Fleming International Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING VP Strategic Allocation Balanced Portfolio	ING VP Strategic Allocation Moderate Portfolio
ING VP Strategic Allocation Income Portfolio	ING VP Strategic Allocation Conservative Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference

Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio

Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Equity-Income Portfolio	Investment Adviser: Fidelity Management & Research Company Subadviser: Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

PRO.75998-06	40

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products – Fidelity® VIP Growth Portfolio	Investment Adviser: Fidelity Management & Research Company Subadviser: Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Overseas Portfolio

Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital.
ING Partners, Inc. – ING American Century Select Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth.
ING Investors Trust - ING FMRSM Earnings Growth Portfolio	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Partners, Inc. – ING JPMorgan International Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Asset Management (London) Limited (JPMorgan London)	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc (SaBAM)	Seeks long-term growth of capital.

PRO.75998-06	41

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING MFS Capital Opportunities Portfolio	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company (MFS)	Seeks capital appreciation.
ING Partners, Inc. – ING Oppenheimer Global Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks capital appreciation.
ING Partners, Inc. – ING Oppenheimer Strategic Income Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks a high level of current income principally derived from interest on debt securities.
ING Partners, Inc. – ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital appreciation.
ING Partners, Inc. – ING T. Rowe Price Growth Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital growth, and secondarily, increasing dividend income.
ING Partners, Inc. – ING UBS U.S. Large Cap Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Seeks long-term growth of capital and future income.
ING Partners, Inc. – ING Van Kampen Equity and Income Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Balanced Portfolio, Inc.	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects.

PRO.75998-06	42

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.	Seeks long-term capital appreciation.
ING Variable Funds – ING VP Growth and Income Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Investors Trust – ING VP Index Plus International Equity Portfolio	Directed Services, Inc. Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING VP Money Market Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Conservative Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance.

ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Moderate Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance.

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APPENDIX III CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$12.54	$10.468
Value at end of period	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$12.54
Number of accumulation units outstanding at end of period	638,978	578,222	459,840	368,356	350,846	365,499	449,134	488,102	465,699	273,189
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$12.475	$11.054
Value at end of period	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$12.475
Number of accumulation units outstanding at end of period	444,733	517,940	447,621	362,704	304,410	204,704	236,374	298,921	328,562	208,072
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$11.402	$10.066
Value at end of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$11.402
Number of accumulation units outstanding at end of period	300,061	376,032	444,798	424,020	497,068	536,656	474,649	324,558	229,060	199,720
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381	$11.238	$10.052
Value at end of period	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381	$11.238
Number of accumulation units outstanding at end of period	131,286	132,647	99,214	41,584	40,745	33,208	37,275	54,226	51,780	38,994
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	327,786
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903	$17.682
Value at end of period	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Number of accumulation units outstanding at end of period	200,117	209,092	202,506	216,775	254,404	286,301	316,726	360,392	411,600
ING LEGG MASON AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219	$15.411
Value at end of period	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Number of accumulation units outstanding at end of period	280,808	327,368	365,960	353,915	420,422	455,264	485,026	695,813	742,913

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343	$21.038
Value at end of period	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Number of accumulation units outstanding at end of period	147,962	177,277	204,828	249,445	300,792	335,970	278,562	303,746	296,540
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.88
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	235,801
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.93
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	810,723
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	196,161	217,537	218,596	192,650	212,838	192,790	177,799	287,914	231,297
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744	$12.995
Value at end of period	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Number of accumulation units outstanding at end of period	248,139	261,134	279,653	300,021	351,117	395,373	408,870	605,271	664,979
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.98
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	666,187
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989	$15.698	$13.803
Value at end of period	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989	$15.698
Number of accumulation units outstanding at end of period	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136	2,929,720	3,174,738	3,885,730

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	184,668	238,094	325,256	240,058	172,469	127,430
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028	$17.173	$13.972
Value at end of period	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028	$17.173
Number of accumulation units outstanding at end of period	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849	9,491,619	10,689,845	15,372,944
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361	$12.493	$12.212
Value at end of period	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361	$12.493
Number of accumulation units outstanding at end of period	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371	1,129,589	1,168,988	1,947,629
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.453	$11.007
Value at end of period	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.453
Number of accumulation units outstanding at end of period	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154	1,146,661	974,714	1,984,269
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317	$11.776	$10.443
Value at end of period	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317	$11.776
Number of accumulation units outstanding at end of period	53,837	49,393	52,209	88,782	82,972	99,655	111,343	197,742	133,741	25,977
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392	$12.999	$10.652
Value at end of period	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392	$12.999
Number of accumulation units outstanding at end of period	74,359	69,724	75,583	72,637	76,069	79,352	96,551	274,115	317,579	99,589
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432	$12.43	$10.594
Value at end of period	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432	$12.43
Number of accumulation units outstanding at end of period	59,246	63,295	77,501	89,224	99,986	99,845	115,324	218,649	175,559	74,128

TABLE II
FOR CONTRACTS CONTAINING LIMITS ON FEES (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$13.535
Value at end of period	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374

CFI 3

Number of accumulation units outstanding at end of period	27,427	25,162	22,238	18,503	11,769	8,064	13,750	14,618	13,675

CFI 4

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$14.017
Value at end of period	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Number of accumulation units outstanding at end of period	35,428	34,515	16,683	28,494	5,108	7,656	11,370	13,539	35,342
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$12.498
Value at end of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	7,210	13,505	13,739	16,200	30,698	29,626	32,858	24,195	3,029
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$15.11	$13.46	$12.60
Value at end of period	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	23,281	2,467	680
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.48
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	19,093
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903	$17.682
Value at end of period	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Number of accumulation units outstanding at end of period	2,817	3,217	1,614	1,614	2,389	4,808	4,496	5,245	3,986
ING LEGG MASON AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219	$15.411
Value at end of period	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Number of accumulation units outstanding at end of period	13,528	16,173	15,712	9,981	15,417	13,795	12,142	11,330	11,848
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343	$21.038
Value at end of period	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Number of accumulation units outstanding at end of period	3,729	5,194	5,195	9,460	9,287	11,362	9,451	9,947	8,563
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.72
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	35,013

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.89
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	11,136
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.48
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	9,403	10,065	9,380	6,422	6,688	4,920	4,491	4,730	3,310
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744	$12.995
Value at end of period	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Number of accumulation units outstanding at end of period	114,960	136,060	108,922	121,245	141,938	162,448	135,420	148,963	141,582
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.81
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	22,007
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016	$16.898
Value at end of period	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016
Number of accumulation units outstanding at end of period	189,050	217,194	210,963	226,171	340,426	361,203	383,141	452,764	477,504
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	3,642	14,402	10,422	1,785	7,505	7,135
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06	$19.527
Value at end of period	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06
Number of accumulation units outstanding at end of period	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663	3,821,349	4,106,796

CFI 6

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373	$12.747
Value at end of period	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373
Number of accumulation units outstanding at end of period	170,190	237,188	248,725	332,174	362,413	364,573	387,135	452,992	489,431
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.654
Value at end of period	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Number of accumulation units outstanding at end of period	165,286	182,060	236,795	340,943	362,580	424,946	457,619	505,775	580,412
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.24	$16.10	$14.30	$14.41			$14.141	$13.343	$12.335
Value at end of period	$17.74	$17.24	$16.10	$14.30			$14.497	$14.141	$13.343
Number of accumulation units outstanding at end of period	5,339	23,796	20,520	22,791			0	1,958	2,254
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422	$13.943
Value at end of period	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422
Number of accumulation units outstanding at end of period	10,401	11,857	18,356	19,199	21,776	21,776	21,776	24,014	23,868
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461	$13.178
Value at end of period	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461
Number of accumulation units outstanding at end of period	2,679	4,239	9,896	9,897	9,895	9,913	9,939	10,769	10,798

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.00	$12.24	$17.33	$9.70
Value at end of period	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.40	$12.13	$8.78
Value at end of period	$14.05	$13.40	$12.13

CFI 7

Number of accumulation units outstanding at end of period	11,456	11,244	5,511

CFI 8

Condensed Financial Information (continued)

	2005	2004	2003	2002
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.49	$12.19	$8.80
Value at end of period	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.56	$12.04	$8.09
Value at end of period	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	6,566	6,279	1,756
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.69
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	882
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.27	$11.27	$8.15
Value at end of period	$14.46	$13.27	$11.27
Number of accumulation units outstanding at end of period	1,470	629	575
ING LEGG MASON AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.63	$12.55	$8.77
Value at end of period	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	723	1,505	5,591
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.26	$11.86	$8.79
Value at end of period	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.02
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.91
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	15,502

Condensed Financial Information (continued)

	2005	2004	2003	2002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.93
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	5,717
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.82	$12.68	$9.30
Value at end of period	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	7,203	4,347	3,154
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	8,585
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.51	$11.54	$9.56
Value at end of period	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	91,215	12	12
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.96	$12.23	$8.44
Value at end of period	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	311	223	223
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.22	$11.38	$15.16	$9.42
Value at end of period	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	39,142	49,972	69,060	94,985
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.37	$10.94	$10.51
Value at end of period	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	3,884	6,479	4,656
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.12	$10.02	$10.02
Value at end of period	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	9,105	0	3,292

Condensed Financial Information (continued)

	2005	2004	2003	2002
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.72
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	2,925

CFI 9

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account B Individual Nonqualified Variable Annuity Prospectus dated April 28, 2006, as well as all current prospectuses pertaining to the variable investment options available under the contracts.

___ Please send an Account B Statement of Additional Information (Form No. SAI.75998-06) dated April 28, 2006.

CONTRACT HOLDER’ S SIGNATURE
DATE

PRO.75998-06

PART B

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 28, 2006

Individual Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 28, 2006.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

USFS Customer Service

Defined Contribution Administration, TS21

151 Farmington Avenue

Hartford, CT 06156-1277

1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2005, the Company and its subsidiary life company had $54 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or its management affiliates, ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 16, 2005. The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see “Variable Annuity Account B” below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contract are as follows:

•     Fidelity® VIP Contrafund® Portfolio (Initial Class)

•     Fidelity® VIP Equity-Income Portfolio (Initial Class)

•     Fidelity® VIP Growth Portfolio (Initial Class)

•     Fidelity® VIP Overseas Portfolio (Initial Class)

•     ING American Century Select Portfolio (Initial Class)

•     ING FMRSM Earnings Growth Portfolio (Class I)

•     ING JPMorgan International Portfolio (Initial Class)

•     ING Legg Mason Partners Aggressive Growth        Portfolio (Initial Class)

•     ING MFS Capital Opportunities Portfolio (Initial        Class)

•     ING Oppenheimer Global Portfolio (Initial Class)

•     ING Oppenheimer Strategic Income Portfolio (Initial

Class)

•  NG T. Rowe Price Diversified Mid Cap Growth   ortfolio (Initial Class)

•    ING T. Rowe Price Growth Equity Portfolio (Initial        Class)

•   ING UBS U.S. Large Cap Equity Portfolio (Initial         Class)

•   ING Van Kampen Equity and Income Portfolio (Initial          Class)

•   ING VP Balanced Portfolio, Inc. (Class I)

•   ING VP Global Science and Technology Portfolio          (Class I)

•   ING VP Growth and Income Portfolio (Class I)

•   ING VP Index Plus International Equity Portfolio          (Class S)

•   ING VP Intermediate Bond Portfolio (Class I)

•   ING VP Money Market Portfolio (Class I)

•   ING VP Strategic Allocation Moderate Portfolio          (Class I)

•   ING VP Strategic Allocation Growth Portfolio

(Class I)

•  NG VP Strategic Allocation Conservative Portfolio

(Class I)

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2005, 2004 and 2003 amounted to $2,761,989.83, $2,068,285.47 and $2,770,934, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

3

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation period to the next (see “Account Value” in the prospectus): such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

4

Assume then that the value of an annuity unit upon the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

5

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
Variable Annuity Account B
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account B (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Government Securities Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
The Alger American Funds:
    Alger American Balanced Portfolio - Class O
    Alger American Income & Growth Portfolio - Class O
    Alger American Leveraged AllCap Portfolio - Class O
AllianceBernstein Variable Products Series Fund, Inc.:
    AllianceBernstein VPSF Growth and Income Portfolio Class A
    AllianceBernstein VPSF Large Cap Growth Portfolio - Class A
    AllianceBernstein VPSF Small Cap Growth A
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated International Equity Fund II
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
    ING GET Fund - Series H
    ING GET Fund - Series I
    ING GET Fund - Series J

ING GET Fund (continued):
    ING GET Fund - Series K
    ING GET Fund - Series L
    ING GET Fund - Series M
    ING GET Fund - Series N
    ING GET Fund - Series P
    ING GET Fund - Series Q
    ING GET Fund - Series R
    ING GET Fund - Series S
    ING GET Fund - Series T
    ING GET Fund - Series U
    ING GET Fund - Series V
ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio
    ING American Funds International Portfolio
    ING Evergreen Health Sciences Portfolio - Class S
    ING Evergreen Omega Portfolio - Institutional Class
    ING FMRSM Diversified Mid Cap Portfolio - Service Class
    ING FMRSM Earnings Growth Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class
    ING JPMorgan Small Cap Equity Portfolio - Institutional Class
    ING JPMorgan Small Cap Equity Portfolio - Service Class
    ING JPMorgan Value Opportunities Portfolio - Institutional Class
    ING JPMorgan Value Opportunities Portfolio - Service Class
    ING Julius Baer Foreign Portfolio - Service Class
    ING Legg Mason Value Portfolio - Institutional Class
    ING Legg Mason Value Portfolio - Service Class
    ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
    ING LifeStyle Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Portfolio - Service 1 Class
    ING Marsico Growth Portfolio - Service Class
    ING Marsico International Opportunities Portfolio - Service Class
    ING Mercury Large Cap Growth Portfolio - Service Class
    ING MFS Total Return Portfolio - Institutional Class
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class
    ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Oppenheimer Main Street Portfolio® - Service Class

ING Investors Trust (continued):
    ING PIMCO High Yield Portfolio - Service Class
    ING Pioneer Fund Portfolio - Institutional Class
    ING T. Rowe Price Capital Appreciation Portfolio - Service Class
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class
    ING Van Kampen Growth and Income Portfolio - Service Class
ING Partners, Inc.:
    ING American Century Large Company Value Portfolio - Service Class
    ING American Century Select Portfolio - Initial Class
    ING American Century Select Portfolio - Service Class
    ING American Century Small Cap Value Portfolio - Service Class
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING Goldman Sachs® Capital Growth Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Initial Class
    ING Oppenheimer Global Portfolio - Service Class
    ING Oppenheimer Strategic Income Portfolio - Initial Class
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING Solution 2015 Portfolio - Service Class
    ING Solution 2025 Portfolio - Service Class
    ING Solution 2035 Portfolio - Service Class
    ING Solution 2045 Portfolio - Service Class
    ING Solution Income Portfolio - Service Class
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1
    ING GET U.S. Core Portfolio - Series 2
    ING GET U.S. Core Portfolio - Series 3
    ING GET U.S. Core Portfolio - Series 4
    ING GET U.S. Core Portfolio - Series 5
    ING GET U.S. Core Portfolio - Series 6
    ING GET U.S. Core Portfolio - Series 7
    ING GET U.S. Core Portfolio - Series 8
    ING GET U.S. Core Portfolio - Series 9
    ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11	ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MagnaCap Portfolio - Class S
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class S
    ING VP Real Estate Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
    ING VP Balanced Portfolio - Class I
ING VP Emerging Markets Fund, Inc.:
    ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
    Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
MFS® Variable Insurance TrustSM:
    MFS® Strategic Income Series
    MFS® Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Main Street Small Cap Fund®/VA
    Oppenheimer Strategic Bond Fund/VA
PIMCO Variable Insurance Trust:
    PIMCO Real Return Portfolio - Admin Class
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I
    Pioneer Fund VCT Portfolio - Class I
    Pioneer High Yield VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

Prudential Series Fund, Inc.: Jennison Portfolio - Class II SP William Blair International Growth Portfolio - Class II UBS Series Trust: UBS U.S. Allocation Portfolio - Class I	Wanger Advisors Trust: Wanger Select Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluatin g the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Government Securities Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Assets
Investments in mutual funds at fair value	$448	$893	$12,677	$433	$522

Total assets	448	893	12,677	433	522

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$448	$893	$12,677	$433	$522

Net assets
Accumulation units	$448	$893	$12,677	$433	$522
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$448	$893	$12,677	$433	$522

Total number of shares	18,166	38,100	1,067,960	25,130	23,382

Cost of shares	$409	$840	$13,186	$379	$488

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	American Century VP Balanced Fund	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Assets
Investments in mutual funds at fair value	$887	$1,168	$2,190	$28,972	$3,367

Total assets	887	1,168	2,190	28,972	3,367

Liabilities
Payable to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$887	$1,168	$2,190	$28,971	$3,367

Net assets
Accumulation units	$887	$1,168	$2,190	$28,915	$3,357

Contracts in payout (annuitization) period	—	—	—	56	10

Total net assets	$887	$1,168	$2,190	$28,971	$3,367

Total number of shares	118,311	141,892	1,127,157	1,355,085	376,620

Cost of shares	$756	$918	$1,936	$25,777	$3,263

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II	Federated Mid Cap Growth Strategies Fund II

Assets
Investments in mutual funds at fair value	$6,708	$4,124	$7,437	$4,318	$8,518

Total assets	6,708	4,124	7,437	4,318	8,518

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$6,708	$4,124	$7,437	$4,318	$8,518

Net assets
Accumulation units	$6,610	$4,124	$7,394	$4,295	$8,518
Contracts in payout (annuitization) period	98	—	43	23	—

Total net assets	$6,708	$4,124	$7,437	$4,318	$8,518

Total number of shares	494,353	363,003	960,857	299,413	359,579

Cost of shares	$6,759	$4,186	$7,031	$4,690	$9,181

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$2,500	$9,118	$286,206	$191,807	$90,044

Total assets	2,500	9,118	286,206	191,807	90,044

Liabilities
Payable to related parties	—	—	10	7	3

Total liabilities	—	—	10	7	3

Net assets	$2,500	$9,118	$286,196	$191,800	$90,041

Net assets
Accumulation units	$2,500	$9,118	$286,196	$191,800	$90,041
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$2,500	$9,118	$286,196	$191,800	$90,041

Total number of shares	2,500,498	606,233	9,223,533	7,524,796	2,671,939

Cost of shares	$2,500	$8,276	$201,005	$160,412	$83,016

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

Assets
Investments in mutual funds at fair value	$39,782	$56,447	$1,759	$15,059	$4,461

Total assets	39,782	56,447	1,759	15,059	4,461

Liabilities
Payable to related parties	1	2	—	—	—

Total liabilities	1	2	—	—	—

Net assets	$39,781	$56,445	$1,759	$15,059	$4,461

Net assets
Accumulation units	$37,301	$56,445	$1,759	$15,059	$4,461
Contracts in payout (annuitization) period	2,480	—	—	—	—

Total net assets	$39,781	$56,445	$1,759	$15,059	$4,461

Total number of shares	6,447,614	397,849	137,851	730,649	265,711

Cost of shares	$41,969	$47,953	$1,751	$11,857	$4,122

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series L	ING GET Fund - Series M	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Assets
Investments in mutual funds at fair value	$40,063	$60,673	$49,722	$35,845	$31,950

Total assets	40,063	60,673	49,722	35,845	31,950

Liabilities
Payable to related parties	2	3	3	2	2

Total liabilities	2	3	3	2	2

Net assets	$40,061	$60,670	$49,719	$35,843	$31,948

Net assets
Accumulation units	$40,061	$60,670	$49,719	$35,843	$31,948
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$40,061	$60,670	$49,719	$35,843	$31,948

Total number of shares	4,177,562	6,339,898	5,017,395	3,650,188	3,157,115

Cost of shares	$41,104	$62,177	$50,984	$36,425	$31,590

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V

Assets
Investments in mutual funds at fair value	$25,580	$31,378	$24,063	$23,509	$44,053

Total assets	25,580	31,378	24,063	23,509	44,053

Liabilities
Payable to related parties	1	2	1	1	2

Total liabilities	1	2	1	1	2

Net assets	$25,579	$31,376	$24,062	$23,508	$44,051

Net assets
Accumulation units	$25,579	$31,376	$24,062	$23,508	$44,051
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$25,579	$31,376	$24,062	$23,508	$44,051

Total number of shares	2,507,859	3,109,781	2,403,932	2,406,218	4,458,853

Cost of shares	$25,172	$31,208	$24,108	$24,037	$44,613

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S

Assets
Investments in mutual funds at fair value	$201	$20,436	$22,151	$27,750	$505

Total assets	201	20,436	22,151	27,750	505

Liabilities
Payable to related parties	—	1	1	1	—

Total liabilities	—	1	1	1	—

Net assets	$201	$20,435	$22,150	$27,749	$505

Net assets
Accumulation units	$201	$19,133	$20,438	$27,458	$505
Contracts in payout (annuitization) period	—	1,302	1,712	291	—

Total net assets	$201	$20,435	$22,150	$27,749	$505

Total number of shares	10,578	347,498	572,088	1,442,300	47,282

Cost of shares	$205	$18,182	$21,043	$23,712	$504

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMR SM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$17,455	$356	$25,075	$1,210	$2,620

Total assets	17,455	356	25,075	1,210	2,620

Liabilities
Payable to related parties	1	—	1	—	—

Total liabilities	1	—	1	—	—

Net assets	$17,454	$356	$25,074	$1,210	$2,620

Net assets
Accumulation units	$16,385	$356	$23,957	$1,210	$2,620
Contracts in payout (annuitization) period	1,069	—	1,117	—	—

Total net assets	$17,454	$356	$25,074	$1,210	$2,620

Total number of shares	1,588,237	26,910	2,365,573	82,466	178,618

Cost of shares	$16,968	$334	$24,468	$1,184	$2,413

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$9,171	$16	$45,059	$3,197	$2,191

Total assets	9,171	16	45,059	3,197	2,191

Liabilities
Payable to related parties	—	—	2	—	—

Total liabilities	—	—	2	—	—

Net assets	$9,171	$16	$45,057	$3,197	$2,191

Net assets
Accumulation units	$9,171	$16	$45,057	$3,197	$2,191
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$9,171	$16	$45,057	$3,197	$2,191

Total number of shares	729,604	1,280	4,187,685	297,684	167,756

Cost of shares	$9,185	$15	$43,972	$3,124	$2,137

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Assets
Investments in mutual funds at fair value	$37,806	$731	$532	$2,302	$3,437

Total assets	37,806	731	532	2,302	3,437

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$37,805	$731	$532	$2,302	$3,437

Net assets
Accumulation units	$35,378	$731	$532	$2,302	$3,437
Contracts in payout (annuitization) period	2,427	—	—	—	—

Total net assets	$37,805	$731	$532	$2,302	$3,437

Total number of shares	3,556,507	68,934	43,549	192,776	296,767

Cost of shares	$34,973	$704	$525	$2,247	$3,365

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$3,932	$210	$8,410	$1,700	$145,087

Total assets	3,932	210	8,410	1,700	145,087

Liabilities
Payable to related parties	—	—	—	—	5

Total liabilities	—	—	—	—	5

Net assets	$3,932	$210	$8,410	$1,700	$145,082

Net assets
Accumulation units	$3,932	$210	$8,410	$1,700	$145,082
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$3,932	$210	$8,410	$1,700	$145,082

Total number of shares	345,830	13,317	680,442	147,030	7,945,612

Cost of shares	$3,854	$206	$7,707	$1,590	$143,272

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$2,374	$469	$1,589	$27	$2,987

Total assets	2,374	469	1,589	27	2,987

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$2,374	$469	$1,589	$27	$2,987

Net assets
Accumulation units	$2,374	$469	$1,552	$27	$2,987
Contracts in payout (annuitization) period	—	—	37	—	—

Total net assets	$2,374	$469	$1,589	$27	$2,987

Total number of shares	130,235	41,851	91,088	1,526	292,574

Cost of shares	$2,382	$474	$1,542	$26	$3,008

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$27,256	$878	$4,775	$7,663	$1,341

Total assets	27,256	878	4,775	7,663	1,341

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$27,255	$878	$4,775	$7,663	$1,341

Net assets
Accumulation units	$23,054	$878	$4,775	$7,663	$1,341
Contracts in payout (annuitization) period	4,201	—	—	—	—

Total net assets	$27,255	$878	$4,775	$7,663	$1,341

Total number of shares	2,468,840	34,941	346,487	764,767	49,524

Cost of shares	$26,472	$856	$4,649	$7,405	$1,314

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING American Century Large Company Value Portfolio -Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$130	$69,125	$1,511	$3,883	$982

Total assets	130	69,125	1,511	3,883	982

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$130	$69,123	$1,511	$3,883	$982

Net assets
Accumulation units	$130	$64,532	$1,511	$3,883	$982
Contracts in payout (annuitization) period	—	4,591	—	—	—

Total net assets	$130	$69,123	$1,511	$3,883	$982

Total number of shares	9,137	7,322,568	128,706	241,758	52,554

Cost of shares	$122	$63,363	$1,532	$3,635	$902

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$19	$379	$43,807	$2,101	$30,603

Total assets	19	379	43,807	2,101	30,603

Liabilities
Payable to related parties	—	—	1	—	1

Total liabilities	—	—	1	—	1

Net assets	$19	$379	$43,806	$2,101	$30,602

Net assets
Accumulation units	$19	$379	$41,213	$2,101	$27,467
Contracts in payout (annuitization) period	—	—	2,593	—	3,135

Total net assets	$19	$379	$43,806	$2,101	$30,602

Total number of shares	2,037	33,129	3,261,892	150,308	1,116,898

Cost of shares	$18	$342	$36,231	$2,119	$24,070

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1,444	$193,569	$75,519	$5,693	$48,359

Total assets	1,444	193,569	75,519	5,693	48,359

Liabilities
Payable to related parties	—	7	3	—	2

Total liabilities	—	7	3	—	2

Net assets	$1,444	$193,562	$75,516	$5,693	$48,357

Net assets
Accumulation units	$1,444	$188,287	$72,739	$5,693	$46,514

Contracts in payout (annuitization) period	—	5,275	2,777	—	1,843

Total net assets	$1,444	$193,562	$75,516	$5,693	$48,357

Total number of shares	105,092	13,660,462	7,551,905	523,734	1,086,228

Cost of shares	$1,339	$165,949	$75,855	$5,684	$36,516

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$68	$125	$3	$3	$138

Total assets	68	125	3	3	138

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$68	$125	$3	$3	$138

Net assets
Accumulation units	$68	$125	$3	$3	$138
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$68	$125	$3	$3	$138

Total number of shares	6,303	11,347	290	272	13,235

Cost of shares	$66	$125	$3	$3	$135

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$90,833	$64,312	$40,269	$3,224	$146,300

Total assets	90,833	64,312	40,269	3,224	146,300

Liabilities
Payable to related parties	3	2	1	—	5

Total liabilities	3	2	1	—	5

Net assets	$90,830	$64,310	$40,268	$3,224	$146,295

Net assets
Accumulation units	$90,830	$57,826	$40,268	$3,224	$146,295
Contracts in payout (annuitization) period	—	6,484	—	—	—

Total net assets	$90,830	$64,310	$40,268	$3,224	$146,295

Total number of shares	10,500,978	1,222,205	4,330,002	265,133	4,053,757

Cost of shares	$78,880	$52,631	$34,499	$3,156	$134,683

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I

Assets
Investments in mutual funds at fair value	$2	$21,320	$14,816	$16,484	$383,794

Total assets	2	21,320	14,816	16,484	383,794

Liabilities
Payable to related parties	—	1	1	1	12

Total liabilities	—	1	1	1	12

Net assets	$2	$21,319	$14,815	$16,483	$383,782

Net assets
Accumulation units	$2	$16,533	$11,664	$13,365	$295,273
Contracts in payout (annuitization) period	—	4,786	3,151	3,118	88,509

Total net assets	$2	$21,319	$14,815	$16,483	$383,782

Total number of shares	48	1,485,692	957,118	1,242,211	18,531,828

Cost of shares	$2	$19,101	$12,556	$15,083	$367,693

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5

Assets
Investments in mutual funds at fair value	$19,332	$14,472	$41,140	$5,868	$3,957

Total assets	19,332	14,472	41,140	5,868	3,957

Liabilities
Payable to related parties	1	1	2	—	—

Total liabilities	1	1	2	—	—

Net assets	$19,331	$14,471	$41,138	$5,868	$3,957

Net assets
Accumulation units	$19,331	$14,471	$41,138	$5,868	$3,957
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$19,331	$14,471	$41,138	$5,868	$3,957

Total number of shares	1,915,914	1,445,733	4,118,153	563,113	374,722

Cost of shares	$19,167	$14,458	$41,166	$5,640	$3,760

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio- Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10

Assets
Investments in mutual funds at fair value	$68,987	$43,224	$32,289	$23,303	$21,699

Total assets	68,987	43,224	32,289	23,303	21,699

Liabilities
Payable to related parties	3	2	2	1	1

Total liabilities	3	2	2	1	1

Net assets	$68,984	$43,222	$32,287	$23,302	$21,698

Net assets
Accumulation units	$68,984	$43,222	$32,287	$23,302	$21,698
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$68,984	$43,222	$32,287	$23,302	$21,698

Total number of shares	6,665,414	4,225,250	3,156,277	2,316,368	2,165,598

Cost of shares	$66,670	$42,275	$31,580	$23,172	$21,675

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$24,280	$10,507	$23,712	$161,319	$18,302

Total assets	24,280	10,507	23,712	161,319	18,302

Liabilities
Payable to related parties	1	—	1	5	—

Total liabilities	1	—	1	5	—

Net assets	$24,279	$10,507	$23,711	$161,314	$18,302

Net assets
Accumulation units	$24,279	$10,507	$21,035	$120,580	$18,302
Contracts in payout (annuitization) period	—	—	2,676	40,734	—

Total net assets	$24,279	$10,507	$23,711	$161,314	$18,302

Total number of shares	2,422,016	2,460,591	2,284,346	10,461,698	979,238

Cost of shares	$24,238	$9,293	$19,679	$134,106	$14,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class S

Assets
Investments in mutual funds at fair value	$9,917	$17,087	$72,339	$12,906	$1,436

Total assets	9,917	17,087	72,339	12,906	1,436

Liabilities
Payable to related parties	—	1	2	—	—

Total liabilities	—	1	2	—	—

Net assets	$9,917	$17,086	$72,337	$12,906	$1,436

Net assets
Accumulation units	$9,917	$14,654	$65,263	$12,906	$1,436
Contracts in payout (annuitization) period	—	2,432	7,074	—	—

Total net assets	$9,917	$17,086	$72,337	$12,906	$1,436

Total number of shares	594,521	1,690,099	3,341,297	931,808	104,316

Cost of shares	$8,240	$13,576	$55,904	$11,469	$1,443

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Assets
Investments in mutual funds at fair value	$126	$3,967	$379	$10,674	$2,360

Total assets	126	3,967	379	10,674	2,360

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$126	$3,967	$379	$10,674	$2,360

Net assets
Accumulation units	$126	$3,967	$379	$10,674	$2,360
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$126	$3,967	$379	$10,674	$2,360

Total number of shares	10,868	311,643	50,124	1,426,982	157,762

Cost of shares	$121	$3,685	$315	$8,674	$2,183

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I
Assets
Investments in mutual funds at fair value	$88	$6,065	$174,471	$130,587	$214,224

Total assets	88	6,065	174,471	130,587	214,224

Liabilities
Payable to related parties	—	—	6	4	7

Total liabilities	—	—	6	4	7

Net assets	$88	$6,065	$174,465	$130,583	$214,217

Net assets
Accumulation units	$88	$6,065	$132,879	$118,853	$210,480
Contracts in payout (annuitization) period	—	—	41,586	11,730	3,737

Total net assets	$88	$6,065	$174,465	$130,583	$214,217

Total number of shares	4,982	345,175	12,791,112	10,068,355	16,265,553

Cost of shares	$79	$5,198	$155,235	$135,631	$210,077

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares

Assets
Investments in mutual funds at fair value	$4,803	$19	$11	$7	$6

Total assets	4,803	19	11	7	6

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,803	$19	$11	$7	$6

Net assets
Accumulation units	$4,803	$19	$11	$7	$6
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$4,803	$19	$11	$7	$6

Total number of shares	200,952	743	979	349	211

Cost of shares	$3,880	$19	$11	$7	$6

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series	Oppenheimer Aggressive Growth Fund/VA

Assets
Investments in mutual funds at fair value	$6	$7,859	$5,924	$2,057	$32,592

Total assets	6	7,859	5,924	2,057	32,592

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$6	$7,859	$5,924	$2,057	$32,591

Net assets
Accumulation units	$6	$7,859	$5,924	$2,057	$30,070
Contracts in payout (annuitization) period	—	—	—	—	2,521

Total net assets	$6	$7,859	$5,924	$2,057	$32,591

Total number of shares	213	300,432	280,872	193,310	659,898

Cost of shares	$6	$7,754	$5,729	$2,065	$24,097

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class

Assets
Investments in mutual funds at fair value	$72	$58,464	$41	$1	$1,526

Total assets	72	58,464	41	1	1,526

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$72	$58,462	$41	$1	$1,526

Net assets
Accumulation units	$72	$50,787	$41	$1	$1,526
Contracts in payout (annuitization) period	—	7,675	—	—	—

Total net assets	$72	$58,462	$41	$1	$1,526

Total number of shares	2,145	2,683,079	2,364	159	120,286

Cost of shares	$72	$49,422	$39	$1	$1,551

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Wanger Select

Assets
Investments in mutual funds at fair value	$4,265	$81	$133	$4,234	$554

Total assets	4,265	81	133	4,234	554

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,265	$81	$133	$4,234	$554

Net assets
Accumulation units	$4,265	$81	$133	$4,234	$554
Contracts in payout (annuitization) period	—	—	—	—	—

Total net assets	$4,265	$81	$133	$4,234	$554

Total number of shares	200,705	3,771	12,266	169,357	24,445

Cost of shares	$4,124	$78	$137	$4,000	$514

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

Wanger U.S. Smaller Companies

Assets
Investments in mutual funds at fair value	$552

Total assets	552

Liabilities
Payable to related parties	—

Total liabilities	—

Net assets	$552

Net assets
Accumulation units	$552
Contracts in payout (annuitization) period	—

Total net assets	$552

Total number of shares	15,805

Cost of shares	$535

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Government Securities Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$—	$13	$415	$—	$5

Total investment income	—	13	415	—	5
Expenses:
Mortality and expense risk and other charges	130	277	175	142	304

Total expenses	130	277	175	142	304

Net investment income (loss)	(130)	(264)	240	(142)	(299)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,939	4,004	(66)	1,461	200
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,939	4,004	(66)	1,461	200
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)	298

Net increase (decrease) in net assets resulting from operations	$341	$292	$53	$221	$199

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	AllianceBernstein VPSF Growth and Income Portfolio Class A	AllianceBernstein VPSF Large Cap Growth Portfolio - Class A

Net investment income (loss)
Income:
Dividends	$29	$53	$—	$688	$—

Total investment income	29	53	—	688	—
Expenses:
Mortality and expense risk and other charges	17	50	48	435	66

Total expenses	17	50	48	435	66

Net investment income (loss)	12	3	(48)	253	(66)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	175	32	430	5,065	998
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	175	32	430	5,065	998
Net unrealized appreciation (depreciation) of investments	(123)	(60)	(131)	(5,284)	(654)

Net increase (decrease) in net assets resulting from operations	$64	$(25)	$251	$34	$278

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AllianceBernstein VPSF Small Cap Growth A	American Century VP Balanced Fund	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II

Net investment income (loss)
Income:
Dividends	$—	$19	$13	$39	$590

Total investment income	—	19	13	39	590
Expenses:
Mortality and expense risk and other charges	44	14	16	27	503

Total expenses	44	14	16	27	503

Net investment income (loss)	(44)	5	(3)	12	87

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	636	35	21	39	354
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	636	35	21	39	354
Net unrealized appreciation (depreciation) of investments	(678)	(9)	104	43	600

Net increase (decrease) in net assets resulting from operations	$(86)	$31	$122	$94	$1,041

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated Capital Income Fund II	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net investment income (loss)
Income:
Dividends	$247	$179	$240	$890	$—

Total investment income	247	179	240	890	—
Expenses:
Mortality and expense risk and other charges	61	108	77	138	68

Total expenses	61	108	77	138	68

Net investment income (loss)	186	71	163	752	(68)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(783)	(223)	12	273	(2,291)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(783)	(223)	12	273	(2,291)
Net unrealized appreciation (depreciation) of investments	789	259	(145)	(942)	2,639

Net increase (decrease) in net assets resulting from operations	$192	$107	$30	$83	$280

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$70	$291	$734	$3,440

Total investment income	—	70	291	734	3,440
Expenses:
Mortality and expense risk and other charges	131	38	139	3,168	2,536

Total expenses	131	38	139	3,168	2,536

Net investment income (loss)	(131)	32	152	(2,434)	904

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1,600)	—	164	6,090	3,234
Capital gains distributions	—	—	4	46	7,560

Total realized gain (loss) on investments and capital gains distributions	(1,600)	—	168	6,136	10,794
Net unrealized appreciation (depreciation) of investments	2,668	—	(107)	34,607	(3,347)

Net increase (decrease) in net assets resulting from operations	$937	$32	$213	$38,309	$8,351

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$513	$6,417	$1,192	$71	$95

Total investment income	513	6,417	1,192	71	95
Expenses:
Mortality and expense risk and other charges	1,205	545	863	26	166

Total expenses	1,205	545	863	26	166

Net investment income (loss)	(692)	5,872	329	45	(71)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(492)	1,573	1,251	1	999
Capital gains distributions	—	—	—	43	74

Total realized gain (loss) on investments and capital gains distributions	(492)	1,573	1,251	44	1,073
Net unrealized appreciation (depreciation) of investments	4,763	(7,010)	216	(74)	1,281

Net increase (decrease) in net assets resulting from operations	$3,579	$435	$1,796	$15	$2,283

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K

Net investment income (loss)
Income:
Dividends	$27	$4,112	$3,385	$3,090	$3,661

Total investment income	27	4,112	3,385	3,090	3,661
Expenses:
Mortality and expense risk and other charges	37	278	436	522	906

Total expenses	37	278	436	522	906

Net investment income (loss)	(10)	3,834	2,949	2,568	2,755

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	219	(6,654)	(4,377)	(3,698)	(3,418)
Capital gains distributions	22	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	241	(6,654)	(4,377)	(3,698)	(3,418)
Net unrealized appreciation (depreciation) of investments	18	2,790	1,427	1,227	805

Net increase (decrease) in net assets resulting from operations	$249	$(30)	$(1)	$97	$142

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series L	ING GET Fund - Series M	ING GET Fund – Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Net investment income (loss)
Income:
Dividends	$1,735	$3,163	$2,125	$1,577	$1,371

Total investment income	1,735	3,163	2,125	1,577	1,371
Expenses:
Mortality and expense risk and other charges	901	1,346	1,098	834	689

Total expenses	901	1,346	1,098	834	689

Net investment income (loss)	834	1,817	1,027	743	682

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(252)	(302)	(389)	(112)	140
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(252)	(302)	(389)	(112)	140
Net unrealized appreciation (depreciation) of investments	(424)	(1,385)	(650)	(968)	(990)

Net increase (decrease) in net assets resulting from operations	$158	$130	$(12)	$(337)	$(168)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U	ING GET Fund - Series V

Net investment income (loss)
Income:
Dividends	$1,013	$853	$686	$557	$966

Total investment income	1,013	853	686	557	966
Expenses:
Mortality and expense risk and other charges	583	664	519	503	1,002

Total expenses	583	664	519	503	1,002

Net investment income (loss)	430	189	167	54	(36)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	212	105	73	(4)	(158)
Capital gains distributions	753	969	860	1,336	—

Total realized gain (loss) on investments and capital gains distributions	965	1,074	933	1,332	(158)
Net unrealized appreciation (depreciation) of investments	(1,525)	(1,331)	(1,242)	(1,570)	(445)

Net increase (decrease) in net assets resulting from operations	$(130)	$(68)	$(142)	$(184)	$(639)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio – Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$—	$52	$97	$—

Total investment income	—	—	52	97	—
Expenses:
Mortality and expense risk and other charges	—	147	174	224	1

Total expenses	—	147	174	224	1

Net investment income (loss)	—	(147)	(122)	(127)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	32	10	231	2
Capital gains distributions	—	3	11	35	17

Total realized gain (loss) on investments and capital gains distributions	1	35	21	266	19
Net unrealized appreciation (depreciation) of investments	(4)	2,206	1,081	3,874	1

Net increase (decrease) in net assets resulting from operations	$(3)	$2,094	$980	$4,013	$19

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$5	$—	$44	$—	$—

Total investment income	5	—	44	—	—
Expenses:
Mortality and expense risk and other charges	64	1	91	1	5

Total expenses	64	1	91	1	5

Net investment income (loss)	(59)	(1)	(47)	(1)	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	2	18	—	48
Capital gains distributions	—	2	56	—	—

Total realized gain (loss) on investments and capital gains distributions	16	4	74	—	48
Net unrealized appreciation (depreciation) of investments	487	22	607	26	207

Net increase (decrease) in net assets resulting from operations	$444	$25	$634	$25	$250

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$1

Total investment income	—	—	—	—	1
Expenses:
Mortality and expense risk and other charges	45	—	176	13	9

Total expenses	45	—	176	13	9

Net investment income (loss)	(45)	—	(176)	(13)	(8)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(23)	—	38	—	35
Capital gains distributions	410	—	—	—	158

Total realized gain (loss) on investments and capital gains distributions	387	—	38	—	193
Net unrealized appreciation (depreciation) of investments	(14)	1	1,087	73	40

Net increase (decrease) in net assets resulting from operations	$328	$1	$949	$60	$225

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	160	1	1	6	6

Total expenses	160	1	1	6	6

Net investment income (loss)	(160)	(1)	(1)	(6)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	77	—	4	4	2
Capital gains distributions	9	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	86	—	4	4	2
Net unrealized appreciation (depreciation) of investments	2,809	27	7	55	72

Net increase (decrease) in net assets resulting from operations	$2,735	$26	$10	$53	$68

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$9	$—	$138

Total investment income	—	—	9	—	138
Expenses:
Mortality and expense risk and other charges	10	1	26	6	545

Total expenses	10	1	26	6	545

Net investment income (loss)	(10)	(1)	(17)	(6)	(407)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	(3)	25	—	(227)
Capital gains distributions	—	—	104	—	198

Total realized gain (loss) on investments and capital gains distributions	3	(3)	129	—	(29)
Net unrealized appreciation (depreciation) of investments	78	4	703	110	1,815

Net increase (decrease) in net assets resulting from operations	$71	$—	$815	$104	$1,379

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$57	$3	$8	$—	$65

Total investment income	57	3	8	—	65
Expenses:
Mortality and expense risk and other charges	23	1	9	—	11

Total expenses	23	1	9	—	11

Net investment income (loss)	34	2	(1)	—	54

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	27	18	17	—	(3)
Capital gains distributions	89	9	—	—	—

Total realized gain (loss) on investments and capital gains distributions	116	27	17	—	(3)
Net unrealized appreciation (depreciation) of investments	(101)	(5)	47	1	(21)

Net increase (decrease) in net assets resulting from operations	$49	$24	$63	$1	$30

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$122	$—	$56	$2	$—

Total investment income	122	—	56	2	—
Expenses:
Mortality and expense risk and other charges	96	1	38	31	2

Total expenses	96	1	38	31	2

Net investment income (loss)	26	(1)	18	(29)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	1	179	9	1
Capital gains distributions	6	—	114	—	—

Total realized gain (loss) on investments and capital gains distributions	15	1	293	9	1
Net unrealized appreciation (depreciation) of investments	784	22	(133)	258	27

Net increase (decrease) in net assets resulting from operations	$825	$22	$178	$238	$26

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$—	$—	$3	$—

Total investment income	3	—	—	3	—
Expenses:
Mortality and expense risk and other charges	3	611	1	12	36

Total expenses	3	611	1	12	36

Net investment income (loss)	—	(611)	(1)	(9)	(36)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	513	12	78	435
Capital gains distributions	—	—	—	163	—

Total realized gain (loss) on investments and capital gains distributions	8	513	12	241	435
Net unrealized appreciation (depreciation) of investments	(13)	5,762	(42)	(130)	(155)

Net increase (decrease) in net assets resulting from operations	$(5)	$5,664	$(31)	$102	$244

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$1	$1	$330	$6

Total investment income	—	1	1	330	6
Expenses:
Mortality and expense risk and other charges	10	1	3	515	16

Total expenses	10	1	3	515	16

Net investment income (loss)	(10)	—	(2)	(185)	(10)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	56	6	4	2,934	219
Capital gains distributions	—	—	—	—	146

Total realized gain (loss) on investments and capital gains distributions	56	6	4	2934	365
Net unrealized appreciation (depreciation) of investments	(32)	(4)	3	945	(253)

Net increase (decrease) in net assets resulting from operations	$14	$2	$5	$3,694	$102

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$270	$7	$1,591	$—	$1,715

Total investment income	270	7	1,591	—	1,715
Expenses:
Mortality and expense risk and other charges	415	18	1,559	—	660

Total expenses	415	18	1,559	—	660

Net investment income (loss)	(145)	(11)	32	—	1,055

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,230	100	2,114	(12)	70
Capital gains distributions	—	—	3,309	—	—

Total realized gain (loss) on investments and capital gains distributions	1,230	100	5,423	(12)	70
Net unrealized appreciation (depreciation) of investments	(1,171)	(75)	27,620	—	(336)

Net increase (decrease) in net assets resulting from operations	$(86)	$14	$33,075	$(12)	$789

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$74	$—	$—	$—	$—

Total investment income	74	—	—	—	—
Expenses:
Mortality and expense risk and other charges	42	625	—	—	—

Total expenses	42	625	—	—	—

Net investment income (loss)	32	(625)	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6	780	—	—	—
Capital gains distributions	56	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	62	780	—	—	—
Net unrealized appreciation (depreciation) of investments	(41)	4,222	2	—	—

Net increase (decrease) in net assets resulting from operations	$53	$4,377	$2	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio – Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$337

Total investment income	—	—	—	—	337
Expenses:
Mortality and expense risk and other charges	—	—	719	2	870

Total expenses	—	—	719	2	870

Net investment income (loss)	—	—	(719)	(2)	(533)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	647	1	1,806
Capital gains distributions	—	—	1,537	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	2,184	1	1,806
Net unrealized appreciation (depreciation) of investments	—	3	11,953	(37)	1,604

Net increase (decrease) in net assets resulting from operations	$—	$3	$13,418	$(38)	$2,877

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$368	$21	$125	$—	$331

Total investment income	368	21	125	—	331
Expenses:
Mortality and expense risk and other charges	528	33	1,201	—	279

Total expenses	528	33	1,201	—	279

Net investment income (loss)	(160)	(12)	(1,076)	—	52

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	698	216	742	8	443
Capital gains distributions	—	151	126	—	—

Total realized gain (loss) on investments and capital gains distributions	698	367	868	8	443
Net unrealized appreciation (depreciation) of investments	2,535	(284)	11,617	(11)	232

Net increase (decrease) in net assets resulting from operations	$3,073	$71	$11,409	$(3)	$727

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio – Series 2

Net investment income (loss)
Income:
Dividends	$185	$344	$4,009	$505	$450

Total investment income	185	344	4,009	505	450
Expenses:
Mortality and expense risk and other charges	188	231	4,318	399	315

Total expenses	188	231	4,318	399	315

Net investment income (loss)	(3)	113	(309)	106	135

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	489	260	(28,515)	137	112
Capital gains distributions	—	—	—	817	367

Total realized gain (loss) on investments and capital gains distributions	489	260	(28,515)	954	479
Net unrealized appreciation (depreciation) of investments	218	40	54,414	(1,161)	(810)

Net increase (decrease) in net assets resulting from operations	$704	$413	$25,590	$(101)	$(196)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net investment income (loss)
Income:
Dividends	$943	$122	$41	$297	$28

Total investment income	943	122	41	297	28
Expenses:
Mortality and expense risk and other charges	880	134	71	1,333	797

Total expenses	880	134	71	1,333	797

Net investment income (loss)	63	(12)	(30)	(1,036)	(769)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(11)	90	23	295	(19)
Capital gains distributions	61	38	69	7	—

Total realized gain (loss) on investments and capital gains distributions	50	128	92	302	(19)
Net unrealized appreciation (depreciation) of investments	(720)	(170)	(32)	1,282	904

Net increase (decrease) in net assets resulting from operations	$(607)	$(54)	$30	$548	$116

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	452	215	93	17	107

Total expenses	452	215	93	17	107

Net investment income (loss)	(452)	(215)	(93)	(17)	(107)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	91	(2)	9	1	(281)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	91	(2)	9	1	(281)
Net unrealized appreciation (depreciation) of investments	709	131	24	42	1,179

Net increase (decrease) in net assets resulting from operations	$348	$(86)	$(60)	$26	$791

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio – Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$175	$2,126	$80	$29	$140

Total investment income	175	2,126	80	29	140
Expenses:
Mortality and expense risk and other charges	286	2,075	147	78	180

Total expenses	286	2,075	147	78	180

Net investment income (loss)	(111)	51	(67)	(49)	(40)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	168	2,990	1,099	576	784
Capital gains distributions	—	—	1,232	478	—

Total realized gain (loss) on investments and capital gains distributions	168	2,990	2,331	1,054	784
Net unrealized appreciation (depreciation) of investments	1,670	3,442	(578)	(410)	1,432

Net increase (decrease) in net assets resulting from operations	$1,727	$6,483	$1,686	$595	$2,176

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class S	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$110	$274	$—	$1	$97

Total investment income	110	274	—	1	97
Expenses:
Mortality and expense risk and other charges	905	177	1	—	33

Total expenses	905	177	1	—	33

Net investment income (loss)	(795)	97	(1)	1	64

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7,453	17	—	—	242
Capital gains distributions	982	—	—	2	244

Total realized gain (loss) on investments and capital gains distributions	8,435	17	—	2	486
Net unrealized appreciation (depreciation) of investments	(1,912)	613	(7)	5	(207)

Net increase (decrease) in net assets resulting from operations	$5,728	$727	$(8)	$8	$343

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$2	$16	$—	$—	$54

Total investment income	2	16	—	—	54
Expenses:
Mortality and expense risk and other charges	1	18	3	141	16

Total expenses	1	18	3	141	16

Net investment income (loss)	1	(2)	(3)	(141)	38

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	149	9	566	149
Capital gains distributions	14	136	—	—	—

Total realized gain (loss) on investments and capital gains distributions	23	285	9	566	149
Net unrealized appreciation (depreciation) of investments	(14)	(204)	24	479	79

Net increase (decrease) in net assets resulting from operations	$10	$79	$30	$904	$266

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund	ING VP Intermediate Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$4,240	$6	$4,961

Total investment income	—	—	4,240	6	4,961
Expenses:
Mortality and expense risk and other charges	2	72	2,158	10	1,592

Total expenses	2	72	2,158	10	1,592

Net investment income (loss)	(2)	(72)	2,082	(4)	3,369

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(19)	267	279	430	424
Capital gains distributions	—	—	—	—	685

Total realized gain (loss) on investments and capital gains distributions	(19)	267	279	430	1,109
Net unrealized appreciation (depreciation) of investments	(30)	207	2,840	(212)	(1,961)

Net increase (decrease) in net assets resulting from operations	$(51)	$402	$5,201	$214	$2,517

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$2,199	$1	$—	$—	$—

Total investment income	2,199	1	—	—	—
Expenses:
Mortality and expense risk and other charges	2,482	31	586	60	312

Total expenses	2,482	31	586	60	312

Net investment income (loss)	(283)	(30)	(586)	(60)	(312)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	360	359	6,871	(293)	(1,108)
Capital gains distributions	—	117	—	—	—

Total realized gain (loss) on investments and capital gains distributions	360	476	6,871	(293)	(1,108)
Net unrealized appreciation (depreciation) of investments	3,405	549	(10,977)	321	(3,903)

Net increase (decrease) in net assets resulting from operations	$3,482	$995	$(4,692)	$(32)	$(5,323)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series

Net investment income (loss)
Income:
Dividends	$—	$—	$77	$25	$160

Total investment income	—	—	77	25	160
Expenses:
Mortality and expense risk and other charges	343	579	67	49	32

Total expenses	343	579	67	49	32

Net investment income (loss)	(343)	(579)	10	(24)	128

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	22,115	657	221	446	28
Capital gains distributions	—	—	470	346	8

Total realized gain (loss) on investments and capital gains distributions	22,115	657	691	792	36
Net unrealized appreciation (depreciation) of investments	(28,486)	(6,234)	(462)	(358)	(155)

Net increase (decrease) in net assets resulting from operations	$(6,714)	$(6,156)	$239	$410	$9

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	MFS® Total Return Series - Initial Class	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA

Net investment income (loss)
Income:
Dividends	$2,998	$—	$464	$875	$—

Total investment income	2,998	—	464	875	—
Expenses:
Mortality and expense risk and other charges	1,355	416	160	824	—

Total expenses	1,355	416	160	824	—

Net investment income (loss)	1,643	(416)	304	51	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8,552	1,071	6,276	1,102	—
Capital gains distributions	5,877	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	14,429	1,071	6,276	1,102	—
Net unrealized appreciation (depreciation) of investments	(15,158)	2,640	(9,265)	1,441	2

Net increase (decrease) in net assets resulting from operations	$914	$3,295	$(2,685)	$2,594	$2

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Income:
Dividends	$2,741	$35	$78	$1	$11

Total investment income	2,741	35	78	1	11
Expenses:
Mortality and expense risk and other charges	245	9	28	—	2

Total expenses	245	9	28	—	2

Net investment income (loss)	2,496	26	50	1	9

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,471	(2)	81	2	(9)
Capital gains distributions	—	17	—	—	5

Total realized gain (loss) on investments and capital gains distributions	2,471	15	81	2	(4)
Net unrealized appreciation (depreciation) of investments	(5,602)	(22)	3	1	(6)

Net increase (decrease) in net assets resulting from operations	$(635)	$19	$134	$4	$(1)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II	UBS U.S. Allocation Portfolio - Class I	Wanger Select

Net investment income (loss)
Income:
Dividends	$12	$—	$14	$111	$—

Total investment income	12	—	14	111	—
Expenses:
Mortality and expense risk and other charges	33	14	57	80	2

Total expenses	33	14	57	80	2

Net investment income (loss)	(21)	(14)	(43)	31	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	209	258	892	1,004	1
Capital gains distributions	241	—	295	—	18

Total realized gain (loss) on investments and capital gains distributions	450	258	1,187	1,004	19
Net unrealized appreciation (depreciation) of investments	(164)	(159)	(823)	(869)	29

Net increase (decrease) in net assets resulting from operations	$265	$85	$321	$166	$46

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Wanger U.S. Smaller Companies

Net investment income (loss)
Income:
Dividends	$—

Total investment income	—
Expenses:
Mortality and expense risk and other charges	2

Total expenses	2

Net investment income (loss)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	32
Capital gains distributions	—

Total realized gain (loss) on investments and capital gains distributions	32
Net unrealized appreciation (depreciation) of investments	4

Net increase (decrease) in net assets resulting from operations	$34

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund – Series I Shares	AIM V.I. Government Securities Fund – Series I Shares	AIM V.I. Growth Fund - Series I Shares

Net assets at January 1, 2004	$17,500	$34,908	$15,026	$18,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(205)	(115)	371	(221)
Net realized gain (loss) on investments and capital gains distributions	(18)	424	(58)	(115)
Net unrealized appreciation (depreciation) of investments	946	1,983	(147)	1,403

Net increase (decrease) in net assets from operations	723	2,292	166	1,067
Changes from principal transactions:
Total unit transactions	(3,051)	(5,370)	(636)	(2,175)

Increase (decrease) in assets derived from principal transactions	(3,051)	(5,370)	(636)	(2,175)

Total increase (decrease)	(2,328)	(3,078)	(470)	(1,108)

Net assets at December 31, 2004	15,172	31,830	14,556	16,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(264)	240	(142)
Net realized gain (loss) on investments and capital gains distributions	1,939	4,004	(66)	1,461
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)

Net increase (decrease) in net assets from operations	341	292	53	221
Changes from principal transactions:
Total unit transactions	(15,065)	(31,229)	(1,932)	(16,747)

Increase (decrease) in assets derived from principal transactions	(15,065)	(31,229)	(1,932)	(16,747)

Total increase (decrease)	(14,724)	(30,937)	(1,879)	(16,526)

Net assets at December 31, 2005	$448	$893	$12,677	$433

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Premier Equity Fund - Series I Shares	Alger American Balanced Portfolio - Class O	Alger American Income & Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O

Net assets at January 1, 2004	$42,830	$2,367	$6,470	$6,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(321)	2	(49)	(79)
Net realized gain (loss) on investments and capital gains distributions	(740)	1	(120)	(103)
Net unrealized appreciation (depreciation) of investments	2,521	40	477	484

Net increase (decrease) in net assets from operations	1,460	43	308	302
Changes from principal transactions:
Total unit transactions	(7,939)	(484)	(1,528)	(1,641)

Increase (decrease) in assets derived from principal transactions	(7,939)	(484)	(1,528)	(1,641)

Total increase (decrease)	(6,479)	(441)	(1,220)	(1,339)

Net assets at December 31, 2004	36,351	1,926	5,250	5,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	12	3	(48)
Net realized gain (loss) on investments and capital gains distributions	200	175	32	430
Net unrealized appreciation (depreciation) of investments	298	(123)	(60)	(131)

Net increase (decrease) in net assets from operations	199	64	(25)	251
Changes from principal transactions:
Total unit transactions	(36,028)	(1,990)	(5,225)	(5,355)

Increase (decrease) in assets derived from principal transactions	(36,028)	(1,990)	(5,225)	(5,355)

Total increase (decrease)	(35,829)	(1,926)	(5,250)	(5,104)

Net assets at December 31, 2005	$522	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AllianceBernstein VPSF Growth and Income Portfolio Class A	AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	AllianceBernstein VPSF Small Cap Growth A	American Century VP Balanced Fund

Net assets at January 1, 2004	$34,971	$7,314	$3,918	$1,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	(95)	(58)	4
Net realized gain (loss) on investments and capital gains distributions	(43)	(118)	442	39
Net unrealized appreciation (depreciation) of investments	4,351	714	77	55

Net increase (decrease) in net assets from operations	4,151	501	461	98
Changes from principal transactions:
Total unit transactions	8,974	(273)	762	(422)

Increase (decrease) in assets derived from principal transactions	8,974	(273)	762	(422)

Total increase (decrease)	13,125	228	1,223	(324)

Net assets at December 31, 2004	48,096	7,542	5,141	1,096

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	(66)	(44)	5
Net realized gain (loss) on investments and capital gains distributions	5,065	998	636	35
Net unrealized appreciation (depreciation) of investments	(5,284)	(654)	(678)	(9)

Net increase (decrease) in net assets from operations	34	278	(86)	31
Changes from principal transactions: Total unit transactions	(48,130)	(7,820)	(5,055)	(240)

Increase (decrease) in assets derived from principal transactions	(48,130)	(7,820)	(5,055)	(240)

Total increase (decrease)	(48,096)	(7,542)	(5,141)	(209)

Net assets at December 31, 2005	$—	$—	$—	$887

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Century VP International Fund	Calvert Social Balanced Portfolio	Federated American Leaders Fund II	Federated Capital Income Fund II

Net assets at January 1, 2004	$1,346	$2,228	$51,717	$6,460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	10	38	187
Net realized gain (loss) on investments and capital gains distributions	6	14	(902)	(1,281)
Net unrealized appreciation (depreciation) of investments	152	121	4,253	1,520

Net increase (decrease) in net assets from operations	147	145	3,389	426
Changes from principal transactions:
Total unit transactions	(297)	(144)	(12,914)	(1,716)

Increase (decrease) in assets derived from principal transactions	(297)	(144)	(12,914)	(1,716)

Total increase (decrease)	(150)	1	(9,525)	(1,290)

Net assets at December 31, 2004	1,196	2,229	42,192	5,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	12	87	186
Net realized gain (loss) on investments and capital gains distributions	21	39	354	(783)
Net unrealized appreciation (depreciation) of investments	104	43	600	789

Net increase (decrease) in net assets from operations	122	94	1,041	192
Changes from principal transactions:
Total unit transactions	(150)	(133)	(14,262)	(1,995)

Increase (decrease) in assets derived from principal transactions	(150)	(133)	(14,262)	(1,995)

Total increase (decrease)	(28)	(39)	(13,221)	(1,803)

Net assets at December 31, 2005	$1,168	$2,190	$28,971	$3,367

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Equity Income Fund II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated International Equity Fund II

Net assets at January 1, 2004	$11,005	$9,833	$15,774	$6,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	294	890	(86)
Net realized gain (loss) on investments and capital gains distributions	(211)	157	(586)	(791)
Net unrealized appreciation (depreciation) of investments	1,125	(285)	797	1,543

Net increase (decrease) in net assets from operations	980	166	1,101	666
Changes from principal transactions:
Total unit transactions	(2,892)	(3,555)	(5,030)	(1,366)

Increase (decrease) in assets derived from principal transactions	(2,892)	(3,555)	(5,030)	(1,366)

Total increase (decrease)	(1,912)	(3,389)	(3,929)	(700)

Net assets at December 31, 2004	9,093	6,444	11,845	5,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	163	752	(68)
Net realized gain (loss) on investments and capital gains distributions	(223)	12	273	(2,291)
Net unrealized appreciation (depreciation) of investments	259	(145)	(942)	2,639

Net increase (decrease) in net assets from operations	107	30	83	280
Changes from principal transactions:
Total unit transactions	(2,492)	(2,350)	(4,491)	(1,827)

Increase (decrease) in assets derived from principal transactions	(2,492)	(2,350)	(4,491)	(1,827)

Total increase (decrease)	(2,385)	(2,320)	(4,408)	(1,547)

Net assets at December 31, 2005	$6,708	$4,124	$7,437	$4,318

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Federated Mid Cap Growth Strategies Fund II	Federated Prime Money Fund II	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$11,813	$4,930	$12,034	$188,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(153)	(25)	158	(1,898)
Net realized gain (loss) on investments and capital gains distributions	(425)	—	66	1,634
Net unrealized appreciation (depreciation) of investments	1,905	—	221	28,725

Net increase (decrease) in net assets from operations	1,327	(25)	445	28,461
Changes from principal transactions:
Total unit transactions	(2,667)	(1,579)	(892)	26,883

Increase (decrease) in assets derived from principal transactions	(2,667)	(1,579)	(892)	26,883

Total increase (decrease)	(1,340)	(1,604)	(447)	55,344

Net assets at December 31, 2004	10,473	3,326	11,587	243,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(131)	32	152	(2,434)
Net realized gain (loss) on investments and capital gains distributions	(1,600)	—	168	6,136
Net unrealized appreciation (depreciation) of investments	2,668	—	(107)	34,607

Net increase (decrease) in net assets from operations	937	32	213	38,309
Changes from principal transactions:
Total unit transactions	(2,892)	(858)	(2,682)	4,488

Increase (decrease) in assets derived from principal transactions	(2,892)	(858)	(2,682)	4,488

Total increase (decrease)	(1,955)	(826)	(2,469)	42,797

Net assets at December 31, 2005	$8,518	$2,500	$9,118	$286,196

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$192,149	$125,864	$56,970	$74,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	519	(1,184)	3,938	(14)
Net realized gain (loss) on investments and capital gains distributions	1,446	(1,400)	3,046	52
Net unrealized appreciation (depreciation) of investments	17,751	4,239	(3,248)	5,896

Net increase (decrease) in net assets from operations	19,716	1,655	3,736	5,934
Changes from principal transactions:
Total unit transactions	6,594	(17,721)	(12,742)	(9,902)

Increase (decrease) in assets derived from principal transactions	6,594	(17,721)	(12,742)	(9,902)

Total increase (decrease)	26,310	(16,066)	(9,006)	(3,968)

Net assets at December 31, 2004	218,459	109,798	47,964	70,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	904	(692)	5,872	329
Net realized gain (loss) on investments and capital gains distributions	10,794	(492)	1,573	1,251
Net unrealized appreciation (depreciation) of investments	(3,347)	4,763	(7,010)	216

Net increase (decrease) in net assets from operations	8,351	3,579	435	1,796
Changes from principal transactions:
Total unit transactions	(35,010)	(23,336)	(8,618)	(15,649)

Increase (decrease) in assets derived from principal transactions	(35,010)	(23,336)	(8,618)	(15,649)

Total increase (decrease)	(26,659)	(19,757)	(8,183)	(13,853)

Net assets at December 31, 2005	$191,800	$90,041	$39,781	$56,445

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2	ING GET Fund - Series H

Net assets at January 1, 2004	$2,244	$13,904	$662	$105,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	—	(13)	2,769
Net realized gain (loss) on investments and capital gains distributions	81	620	247	(389)
Net unrealized appreciation (depreciation) of investments	(81)	885	194	(2,504)

Net increase (decrease) in net assets from operations	62	1,505	428	(124)
Changes from principal transactions:
Total unit transactions	(348)	260	3,294	(19,363)

Increase (decrease) in assets derived from principal transactions	(348)	260	3,294	(19,363)

Total increase (decrease)	(286)	1,765	3,722	(19,487)

Net assets at December 31, 2004	1,958	15,669	4,384	85,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	(71)	(10)	3,834
Net realized gain (loss) on investments and capital gains distributions	44	1,073	241	(6,654)
Net unrealized appreciation (depreciation) of investments	(74)	1,281	18	2,790

Net increase (decrease) in net assets from operations	15	2,283	249	(30)
Changes from principal transactions:
Total unit transactions	(214)	(2,893)	(172)	(85,492)

Increase (decrease) in assets derived from principal transactions	(214)	(2,893)	(172)	(85,492)

Total increase (decrease)	(199)	(610)	77	(85,522)

Net assets at December 31, 2005	$1,759	$15,059	$4,461	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K	ING GET Fund - Series L

Net assets at January 1, 2004	$74,750	$60,090	$70,505	$66,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,640	1,438	1,049	1,226
Net realized gain (loss) on investments and capital gains distributions	(160)	(104)	18	277
Net unrealized appreciation (depreciation) of investments	(1,883)	(1,698)	(1,900)	(2,269)

Net increase (decrease) in net assets from operations	(403)	(364)	(833)	(766)
Changes from principal transactions:
Total unit transactions	(13,672)	(12,593)	(14,251)	(14,193)

Increase (decrease) in assets derived from principal transactions	(13,672)	(12,593)	(14,251)	(14,193)

Total increase (decrease)	(14,075)	(12,957)	(15,084)	(14,959)

Net assets at December 31, 2004	60,675	47,133	55,421	51,909

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,949	2,568	2,755	834
Net realized gain (loss) on investments and capital gains distributions	(4,377)	(3,698)	(3,418)	(252)
Net unrealized appreciation (depreciation) of investments	1,427	1,227	805	(424)

Net increase (decrease) in net assets from operations	(1)	97	142	158
Changes from principal transactions:
Total unit transactions	(60,674)	(47,230)	(55,563)	(12,006)

Increase (decrease) in assets derived from principal transactions	(60,674)	(47,230)	(55,563)	(12,006)

Total increase (decrease)	(60,675)	(47,133)	(55,421)	(11,848)

Net assets at December 31, 2005	$—	$—	$—	$40,061

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series M	ING GET Fund - Series N	ING GET Fund - Series P	ING GET Fund - Series Q

Net assets at January 1, 2004	$94,718	$76,785	$58,003	$44,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,038	1,020	872	653
Net realized gain (loss) on investments and capital gains distributions	406	(57)	261	361
Net unrealized appreciation (depreciation) of investments	(3,412)	(1,190)	(1,415)	(1,058)

Net increase (decrease) in net assets from operations	(968)	(227)	(282)	(44)
Changes from principal transactions:
Total unit transactions	(16,935)	(13,248)	(9,832)	(6,420)

Increase (decrease) in assets derived from principal transactions	(16,935)	(13,248)	(9,832)	(6,420)

Total increase (decrease)	(17,903)	(13,475)	(10,114)	(6,464)

Net assets at December 31, 2004	76,815	63,310	47,889	37,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,817	1,027	743	682
Net realized gain (loss) on investments and capital gains distributions	(302)	(389)	(112)	140
Net unrealized appreciation (depreciation) of investments	(1,385)	(650)	(968)	(990)

Net increase (decrease) in net assets from operations	130	(12)	(337)	(168)
Changes from principal transactions:
Total unit transactions	(16,275)	(13,579)	(11,709)	(5,756)

Increase (decrease) in assets derived from principal transactions	(16,275)	(13,579)	(11,709)	(5,756)

Total increase (decrease)	(16,145)	(13,591)	(12,046)	(5,924)

Net assets at December 31, 2005	$60,670	$49,719	$35,843	$31,948

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series R	ING GET Fund - Series S	ING GET Fund - Series T	ING GET Fund - Series U

Net assets at January 1, 2004	$38,175	$44,140	$32,020	$30,078

Increase (decrease) in net assets
Operations:
Net investment income (loss)	451	290	244	(14)
Net realized gain (loss) on investments and capital gains distributions	323	1,072	748	1,404
Net unrealized appreciation (depreciation) of investments	(525)	(1,093)	(824)	(1,012)

Net increase (decrease) in net assets from operations	249	269	168	378
Changes from principal transactions:
Total unit transactions	(5,072)	(7,975)	(3,927)	(3,183)

Increase (decrease) in assets derived from principal transactions	(5,072)	(7,975)	(3,927)	(3,183)

Total increase (decrease)	(4,823)	(7,706)	(3,759)	(2,805)

Net assets at December 31, 2004	33,352	36,434	28,261	27,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	430	189	167	54
Net realized gain (loss) on investments and capital gains distributions	965	1,074	933	1,332
Net unrealized appreciation (depreciation) of investments	(1,525)	(1,331)	(1,242)	(1,570)

Net increase (decrease) in net assets from operations	(130)	(68)	(142)	(184)
Changes from principal transactions:
Total unit transactions	(7,643)	(4,990)	(4,057)	(3,581)

Increase (decrease) in assets derived from principal transactions	(7,643)	(4,990)	(4,057)	(3,581)

Total increase (decrease)	(7,773)	(5,058)	(4,199)	(3,765)

Net assets at December 31, 2005	$25,579	$31,376	$24,062	$23,508

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series V	ING AllianceBernstein Mid Cap Growth Portfolio – Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio

Net assets at January 1, 2004	$74,677	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(607)	—	(1)	—
Net realized gain (loss) on investments and capital gains distributions	(96)	—	—	—
Net unrealized appreciation (depreciation) of investments	971	—	48	27

Net increase (decrease) in net assets from operations	268	—	47	27
Changes from principal transactions:
Total unit transactions	(19,464)	—	1,727	2,320

Increase (decrease) in assets derived from principal transactions	(19,464)	—	1,727	2,320

Total increase (decrease)	(19,196)	—	1,774	2,347

Net assets at December 31, 2004	55,481	—	1,774	2,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	—	(147)	(122)
Net realized gain (loss) on investments and capital gains distributions	(158)	1	35	21
Net unrealized appreciation (depreciation) of investments	(445)	(4)	2,206	1,081

Net increase (decrease) in net assets from operations	(639)	(3)	2,094	980
Changes from principal transactions:
Total unit transactions	(10,791)	204	16,567	18,823

Increase (decrease) in assets derived from principal transactions	(10,791)	204	16,567	18,823

Total increase (decrease)	(11,430)	201	18,661	19,803

Net assets at December 31, 2005	$44,051	$201	$20,435	$22,150

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Funds International Portfolio	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	164	—	—	—

Net increase (decrease) in net assets from operations	162	—	—	—
Changes from principal transactions:
Total unit transactions	8,912	—	—	—

Increase (decrease) in assets derived from principal transactions	8,912	—	—	—

Total increase (decrease)	9,074	—	—	—

Net assets at December 31, 2004	9,074	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(1)	(59)	(1)
Net realized gain (loss) on investments and capital gains distributions	266	19	16	4
Net unrealized appreciation (depreciation) of investments	3,874	1	487	22

Net increase (decrease) in net assets from operations	4,013	19	444	25
Changes from principal transactions:
Total unit transactions	14,662	486	17,010	331

Increase (decrease) in assets derived from principal transactions	14,662	486	17,010	331

Total increase (decrease)	18,675	505	17,454	356

Net assets at December 31, 2005	$27,749	$505	$17,454	$356

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(1)	(5)	(45)
Net realized gain (loss) on investments and capital gains distributions	74	—	48	387
Net unrealized appreciation (depreciation) of investments	607	26	207	(14)

Net increase (decrease) in net assets from operations	634	25	250	328
Changes from principal transactions:
Total unit transactions	24,440	1,185	2,370	8,843

Increase (decrease) in assets derived from principal transactions	24,440	1,185	2,370	8,843

Total increase (decrease)	25,074	1,210	2,620	9,171

Net assets at December 31, 2005	$25,074	$1,210	$2,620	$9,171

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	3
Net unrealized appreciation (depreciation) of investments	—	—	—	14

Net increase (decrease) in net assets from operations	—	—	—	17
Changes from principal transactions:
Total unit transactions	—	—	—	225

Increase (decrease) in assets derived from principal transactions	—	—	—	225

Total increase (decrease)	—	—	—	242

Net assets at December 31, 2004	—	—	—	242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(176)	(13)	(8)
Net realized gain (loss) on investments and capital gains distributions	—	38	—	193
Net unrealized appreciation (depreciation) of investments	1	1,087	73	40

Net increase (decrease) in net assets from operations	1	949	60	225
Changes from principal transactions:
Total unit transactions	15	44,108	3,137	1,724

Increase (decrease) in assets derived from principal transactions	15	44,108	3,137	1,724

Total increase (decrease)	16	45,057	3,197	1,949

Net assets at December 31, 2005	$16	$45,057	$3,197	$2,191

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	24	—	—	—

Net increase (decrease) in net assets from operations	26	—	—	—
Changes from principal transactions:
Total unit transactions	856	—	—	—

Increase (decrease) in assets derived from principal transactions	856	—	—	—

Total increase (decrease)	882	—	—	—

Net assets at December 31, 2004	882	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	(1)	(1)	(6)
Net realized gain (loss) on investments and capital gains distributions	86	—	4	4
Net unrealized appreciation (depreciation) of investments	2,809	27	7	55

Net increase (decrease) in net assets from operations	2,735	26	10	53
Changes from principal transactions:
Total unit transactions	34,188	705	522	2,249

Increase (decrease) in assets derived from principal transactions	34,188	705	522	2,249

Total increase (decrease)	36,923	731	532	2,302

Net assets at December 31, 2005	$37,805	$731	$532	$2,302

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(10)	(1)	(17)
Net realized gain (loss) on investments and capital gains distributions	2	3	(3)	129
Net unrealized appreciation (depreciation) of investments	72	78	4	703

Net increase (decrease) in net assets from operations	68	71	—	815
Changes from principal transactions:
Total unit transactions	3,369	3,861	210	7,595

Increase (decrease) in assets derived from principal transactions	3,369	3,861	210	7,595

Total increase (decrease)	3,437	3,932	210	8,410

Net assets at December 31, 2005	$3,437	$3,932	$210	$8,410

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$401	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	22	—
Net realized gain (loss) on investments and capital gains distributions	—	—	19	—
Net unrealized appreciation (depreciation) of investments	—	—	81	—

Net increase (decrease) in net assets from operations	—	—	122	—
Changes from principal transactions:
Total unit transactions	—	—	1,399	—

Increase (decrease) in assets derived from principal transactions	—	—	1,399	—

Total increase (decrease)	—	—	1,521	—

Net assets at December 31, 2004	—	—	1,922	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(407)	34	2
Net realized gain (loss) on investments and capital gains distributions	—	(29)	116	27
Net unrealized appreciation (depreciation) of investments	110	1,815	(101)	(5)

Net increase (decrease) in net assets from operations	104	1,379	49	24
Changes from principal transactions:
Total unit transactions	1,596	143,703	403	445

Increase (decrease) in assets derived from principal transactions	1,596	143,703	403	445

Total increase (decrease)	1,700	145,082	452	469

Net assets at December 31, 2005	$1,700	$145,082	$2,374	$469

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	54	26
Net realized gain (loss) on investments and capital gains distributions	17	—	(3)	15
Net unrealized appreciation (depreciation) of investments	47	1	(21)	784

Net increase (decrease) in net assets from operations	63	1	30	825
Changes from principal transactions:
Total unit transactions	1,526	26	2,957	26,430

Increase (decrease) in assets derived from principal transactions	1,526	26	2,957	26,430

Total increase (decrease)	1,589	27	2,987	27,255

Net assets at December 31, 2005	$1,589	$27	$2,987	$27,255

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net assets at January 1, 2004	$—	$704	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	—	—
Net realized gain (loss) on investments and capital gains distributions	—	43	—	—
Net unrealized appreciation (depreciation) of investments	—	180	—	—

Net increase (decrease) in net assets from operations	—	229	—	—
Changes from principal transactions:
Total unit transactions	—	1,402	—	—

Increase (decrease) in assets derived from principal transactions	—	1,402	—	—

Total increase (decrease)	—	1,631	—	—

Net assets at December 31, 2004	—	2,335	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	18	(29)	(2)
Net realized gain (loss) on investments and capital gains distributions	1	293	9	1
Net unrealized appreciation (depreciation) of investments	22	(133)	258	27

Net increase (decrease) in net assets from operations	22	178	238	26
Changes from principal transactions:
Total unit transactions	856	2,262	7,425	1,315

Increase (decrease) in assets derived from principal transactions	856	2,262	7,425	1,315

Total increase (decrease)	878	2,440	7,663	1,341

Net assets at December 31, 2005	$878	$4,775	$7,663	$1,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio – Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class

Net assets at January 1, 2004	$179	$—	$380	$561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(4)	(7)
Net realized gain (loss) on investments and capital gains distributions	22	—	4	127
Net unrealized appreciation (depreciation) of investments	3	—	9	28

Net increase (decrease) in net assets from operations	24	—	9	148
Changes from principal transactions:
Total unit transactions	184	—	99	325

Increase (decrease) in assets derived from principal transactions	184	—	99	325

Total increase (decrease)	208	—	108	473

Net assets at December 31, 2004	387	—	488	1,034

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(611)	(1)	(9)
Net realized gain (loss) on investments and capital gains distributions	8	513	12	241
Net unrealized appreciation (depreciation) of investments	(13)	5,762	(42)	(130)

Net increase (decrease) in net assets from operations	(5)	5,664	(31)	102
Changes from principal transactions:
Total unit transactions	(252)	63,459	(457)	375

Increase (decrease) in assets derived from principal transactions	(252)	63,459	(457)	375

Total increase (decrease)	(257)	69,123	(488)	477

Net assets at December 31, 2005	$130	$69,123	$—	$1,511

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class

Net assets at January 1, 2004	$1,381	$1,215	$6	$25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(13)	(1)	(1)
Net realized gain (loss) on investments and capital gains distributions	263	80	—	1
Net unrealized appreciation (depreciation) of investments	244	27	5	31

Net increase (decrease) in net assets from operations	489	94	4	31
Changes from principal transactions:
Total unit transactions	1,071	174	69	259

Increase (decrease) in assets derived from principal transactions	1,071	174	69	259

Total increase (decrease)	1,560	268	73	290

Net assets at December 31, 2004	2,941	1,483	79	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(10)	—	(2)
Net realized gain (loss) on investments and capital gains distributions	435	56	6	4
Net unrealized appreciation (depreciation) of investments	(155)	(32)	(4)	3

Net increase (decrease) in net assets from operations	244	14	2	5
Changes from principal transactions:
Total unit transactions	698	(515)	(62)	59

Increase (decrease) in assets derived from principal transactions	698	(515)	(62)	59

Total increase (decrease)	942	(501)	(60)	64

Net assets at December 31, 2005	$3,883	$982	$19	$379

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class

Net assets at January 1, 2004	$34,019	$678	$39,287	$1,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(7)	(298)	—
Net realized gain (loss) on investments and capital gains distributions	3,477	101	(497)	56
Net unrealized appreciation (depreciation) of investments	3,386	158	4,806	100

Net increase (decrease) in net assets from operations	6,847	252	4,011	156
Changes from principal transactions:
Total unit transactions	3,164	1,285	(5,074)	720

Increase (decrease) in assets derived from principal transactions	3,164	1,285	(5,074)	720

Total increase (decrease)	10,011	1,537	(1,063)	876

Net assets at December 31, 2004	44,030	2,215	38,224	2,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(185)	(10)	(145)	(11)
Net realized gain (loss) on investments and capital gains distributions	2,934	365	1,230	100
Net unrealized appreciation (depreciation) of investments	945	(253)	(1,171)	(75)

Net increase (decrease) in net assets from operations	3,694	102	(86)	14
Changes from principal transactions:
Total unit transactions	(3,918)	(216)	(7,536)	(696)

Increase (decrease) in assets derived from principal transactions	(3,918)	(216)	(7,536)	(696)

Total increase (decrease)	(224)	(114)	(7,622)	(682)

Net assets at December 31, 2005	$43,806	$2,101	$30,602	$1,444

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class

Net assets at January 1, 2004	$—	$5	$—	$2,613

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(29)
Net realized gain (loss) on investments and capital gains distributions	—	4	—	43
Net unrealized appreciation (depreciation) of investments	—	—	—	89

Net increase (decrease) in net assets from operations	—	4	—	103
Changes from principal transactions:
Total unit transactions	—	13	—	1,169

Increase (decrease) in assets derived from principal transactions	—	13	—	1,169

Total increase (decrease)	—	17	—	1,272

Net assets at December 31, 2004	—	22	—	3,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	—	1,055	32
Net realized gain (loss) on investments and capital gains distributions	5,423	(12)	70	62
Net unrealized appreciation (depreciation) of investments	27,620	—	(336)	(41)

Net increase (decrease) in net assets from operations	33,075	(12)	789	53
Changes from principal transactions:
Total unit transactions	160,487	(10)	74,727	1,755

Increase (decrease) in assets derived from principal transactions	160,487	(10)	74,727	1,755

Total increase (decrease)	193,562	(22)	75,516	1,808

Net assets at December 31, 2005	$193,562	$—	$75,516	$5,693

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class

Net assets at January 1, 2004	$58,639	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(725)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	(84)	—	—	—
Net unrealized appreciation (depreciation) of investments	4,983	—	—	—

Net increase (decrease) in net assets from operations	4,174	—	—	—
Changes from principal transactions:
Total unit transactions	(9,558)	—	—	—

Increase (decrease) in assets derived from principal transactions	(9,558)	—	—	—

Total increase (decrease)	(5,384)	—	—	—

Net assets at December 31, 2004	53,255	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(625)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	780	—	—	—
Net unrealized appreciation (depreciation) of investments	4,222	2	—	—

Net increase (decrease) in net assets from operations	4,377	2	—	—
Changes from principal transactions:
Total unit transactions	(9,275)	66	125	3

Increase (decrease) in assets derived from principal transactions	(9,275)	66	125	3

Total increase (decrease)	(4,898)	68	125	3

Net assets at December 31, 2005	$48,357	$68	$125	$3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$1,017

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(8)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	61
Net unrealized appreciation (depreciation) of investments	—	—	—	(11)

Net increase (decrease) in net assets from operations	—	—	—	42
Changes from principal transactions:
Total unit transactions	—	—	—	(447)

Increase (decrease) in assets derived from principal transactions	—	—	—	(447)

Total increase (decrease)	—	—	—	(405)

Net assets at December 31, 2004	—	—	—	612

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(719)	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	2,184	1
Net unrealized appreciation (depreciation) of investments	—	3	11,953	(37)

Net increase (decrease) in net assets from operations	—	3	13,418	(38)
Changes from principal transactions:
Total unit transactions	3	135	77,412	(574)

Increase (decrease) in assets derived from principal transactions	3	135	77,412	(574)

Total increase (decrease)	3	138	90,830	(612)

Net assets at December 31, 2005	$3	$138	$90,830	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net assets at January 1, 2004	$74,887	$42,940	$899	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(836)	(214)	(15)	—
Net realized gain (loss) on investments and capital gains distributions	541	(196)	71	—
Net unrealized appreciation (depreciation) of investments	6,147	5,688	260	—

Net increase (decrease) in net assets from operations	5,852	5,278	316	—
Changes from principal transactions:
Total unit transactions	(6,818)	(4,540)	2,511	—

Increase (decrease) in assets derived from principal transactions	(6,818)	(4,540)	2,511	—

Total increase (decrease)	(966)	738	2,827	—

Net assets at December 31, 2004	73,921	43,678	3,726	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(533)	(160)	(12)	(1,076)
Net realized gain (loss) on investments and capital gains distributions	1,806	698	367	868
Net unrealized appreciation (depreciation) of investments	1,604	2,535	(284)	11,617

Net increase (decrease) in net assets from operations	2,877	3,073	71	11,409
Changes from principal transactions:
Total unit transactions	(12,488)	(6,483)	(573)	134,886

Increase (decrease) in assets derived from principal transactions	(12,488)	(6,483)	(573)	134,886

Total increase (decrease)	(9,611)	(3,410)	(502)	146,295

Net assets at December 31, 2005	$64,310	$40,268	$3,224	$146,295

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I

Net assets at January 1, 2004	$53	$16,937	$14,808	$19,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(7)	(26)	102
Net realized gain (loss) on investments and capital gains distributions	2	112	98	51
Net unrealized appreciation (depreciation) of investments	8	1,528	1,429	1,020

Net increase (decrease) in net assets from operations	9	1,633	1,501	1,173
Changes from principal transactions:
Total unit transactions	75	2,252	(678)	(1,865)

Increase (decrease) in assets derived from principal transactions	75	2,252	(678)	(1,865)

Total increase (decrease)	84	3,885	823	(692)

Net assets at December 31, 2004	137	20,822	15,631	18,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	52	(3)	113
Net realized gain (loss) on investments and capital gains distributions	8	443	489	260
Net unrealized appreciation (depreciation) of investments	(11)	232	218	40

Net increase (decrease) in net assets from operations	(3)	727	704	413
Changes from principal transactions:
Total unit transactions	(132)	(230)	(1,520)	(2,660)

Increase (decrease) in assets derived from principal transactions	(132)	(230)	(1,520)	(2,660)

Total increase (decrease)	(135)	497	(816)	(2,247)

Net assets at December 31, 2005	$2	$21,319	$14,815	$16,483

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3

Net assets at January 1, 2004	$455,361	$25,945	$24,501	$1,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,409	(298)	(397)	(906)
Net realized gain (loss) on investments and capital gains distributions	(37,452)	199	138	(108)
Net unrealized appreciation (depreciation) of investments	60,752	465	642	694

Net increase (decrease) in net assets from operations	28,709	366	383	(320)
Changes from principal transactions:
Total unit transactions	(60,713)	(3,269)	(5,081)	52,969

Increase (decrease) in assets derived from principal transactions	(60,713)	(3,269)	(5,081)	52,969

Total increase (decrease)	(32,004)	(2,903)	(4,698)	52,649

Net assets at December 31, 2004	423,357	23,042	19,803	54,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(309)	106	135	63
Net realized gain (loss) on investments and capital gains distributions	(28,515)	954	479	50
Net unrealized appreciation (depreciation) of investments	54,414	(1,161)	(810)	(720)

Net increase (decrease) in net assets from operations	25,590	(101)	(196)	(607)
Changes from principal transactions:
Total unit transactions	(65,165)	(3,610)	(5,136)	(12,869)

Increase (decrease) in assets derived from principal transactions	(65,165)	(3,610)	(5,136)	(12,869)

Total increase (decrease)	(39,575)	(3,711)	(5,332)	(13,476)

Net assets at December 31, 2005	$383,782	$19,331	$14,471	$41,138

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(33)	(360)	(35)
Net realized gain (loss) on investments and capital gains distributions	12	36	39	3
Net unrealized appreciation (depreciation) of investments	398	229	1,035	45

Net increase (decrease) in net assets from operations	319	232	714	13
Changes from principal transactions:
Total unit transactions	7,854	4,196	87,376	57,002

Increase (decrease) in assets derived from principal transactions	7,854	4,196	87,376	57,002

Total increase (decrease)	8,173	4,428	88,090	57,015

Net assets at December 31, 2004	8,173	4,428	88,090	57,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(30)	(1,036)	(769)
Net realized gain (loss) on investments and capital gains distributions	128	92	302	(19)
Net unrealized appreciation (depreciation) of investments	(170)	(32)	1,282	904

Net increase (decrease) in net assets from operations	(54)	30	548	116
Changes from principal transactions:
Total unit transactions	(2,251)	(501)	(19,654)	(13,909)

Increase (decrease) in assets derived from principal transactions	(2,251)	(501)	(19,654)	(13,909)

Total increase (decrease)	(2,305)	(471)	(19,106)	(13,793)

Net assets at December 31, 2005	$5,868	$3,957	$68,984	$43,222

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10	ING GET U.S. Core Portfolio - Series 11

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—

Increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(452)	(215)	(93)	(17)
Net realized gain (loss) on investments and capital gains distributions	91	(2)	9	1
Net unrealized appreciation (depreciation) of investments	709	131	24	42

Net increase (decrease) in net assets from operations	348	(86)	(60)	26
Changes from principal transactions:
Total unit transactions	31,939	23,388	21,758	24,253

Increase (decrease) in assets derived from principal transactions	31,939	23,388	21,758	24,253

Total increase (decrease)	32,287	23,302	21,698	24,279

Net assets at December 31, 2005	$32,287	$23,302	$21,698	$24,279

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net assets at January 1, 2004	$13,372	$32,091	$186,926	$15,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	(300)	(383)	(70)
Net realized gain (loss) on investments and capital gains distributions	1,339	(336)	380	515
Net unrealized appreciation (depreciation) of investments	(1,927)	2,144	15,721	1,945

Net increase (decrease) in net assets from operations	(722)	1,508	15,718	2,390
Changes from principal transactions:
Total unit transactions	(2,277)	(5,518)	(20,282)	811

Increase (decrease) in assets derived from principal transactions	(2,277)	(5,518)	(20,282)	811

Total increase (decrease)	(2,999)	(4,010)	(4,564)	3,201

Net assets at December 31, 2004	10,373	28,081	182,362	18,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(111)	51	(67)
Net realized gain (loss) on investments and capital gains distributions	(281)	168	2,990	2,331
Net unrealized appreciation (depreciation) of investments	1,179	1,670	3,442	(578)

Net increase (decrease) in net assets from operations	791	1,727	6,483	1,686
Changes from principal transactions:
Total unit transactions	(657)	(6,097)	(27,531)	(1,617)

Increase (decrease) in assets derived from principal transactions	(657)	(6,097)	(27,531)	(1,617)

Total increase (decrease)	134	(4,370)	(21,048)	69

Net assets at December 31, 2005	$10,507	$23,711	$161,314	$18,302

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Net assets at January 1, 2004	$6,712	$8,924	$80,458	$18,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(5)	(756)	(62)
Net realized gain (loss) on investments and capital gains distributions	637	514	3,278	(370)
Net unrealized appreciation (depreciation) of investments	912	1,167	7,164	1,835

Net increase (decrease) in net assets from operations	1,499	1,676	9,686	1,403
Changes from principal transactions:
Total unit transactions	752	2,740	(7,274)	(3,763)

Increase (decrease) in assets derived from principal transactions	752	2,740	(7,274)	(3,763)

Total increase (decrease)	2,251	4,416	2,412	(2,360)

Net assets at December 31, 2004	8,963	13,340	82,870	16,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(40)	(795)	97
Net realized gain (loss) on investments and capital gains distributions	1,054	784	8,435	17
Net unrealized appreciation (depreciation) of investments	(410)	1,432	(1,912)	613

Net increase (decrease) in net assets from operations	595	2,176	5,728	727
Changes from principal transactions:
Total unit transactions	359	1,570	(16,261)	(4,106)

Increase (decrease) in assets derived from principal transactions	359	1,570	(16,261)	(4,106)

Total increase (decrease)	954	3,746	(10,533)	(3,379)

Net assets at December 31, 2005	$9,917	$17,086	$72,337	$12,906

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class S	ING VP Financial Services Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I

Net assets at January 1, 2004	$—	$—	$1,199	$42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	9	1
Net realized gain (loss) on investments and capital gains distributions	—	(3)	96	—
Net unrealized appreciation (depreciation) of investments	—	—	272	7

Net increase (decrease) in net assets from operations	—	(3)	377	8
Changes from principal transactions:
Total unit transactions	—	3	1,404	75

Increase (decrease) in assets derived from principal transactions	—	3	1,404	75

Total increase (decrease)	—	—	1,781	83

Net assets at December 31, 2004	—	—	2,980	125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	64	1
Net realized gain (loss) on investments and capital gains distributions	—	2	486	23
Net unrealized appreciation (depreciation) of investments	(7)	5	(207)	(14)

Net increase (decrease) in net assets from operations	(8)	8	343	10
Changes from principal transactions:
Total unit transactions	1,444	118	644	(135)

Increase (decrease) in assets derived from principal transactions	1,444	118	644	(135)

Total increase (decrease)	1,436	126	987	(125)

Net assets at December 31, 2005	$1,436	$126	$3,967	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class S	ING VP Real Estate Portfolio - Class I

Net assets at January 1, 2004	$928	$905	$6,818	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(5)	(119)	11
Net realized gain (loss) on investments and capital gains distributions	13	150	348	13
Net unrealized appreciation (depreciation) of investments	98	(84)	564	98

Net increase (decrease) in net assets from operations	114	61	793	122
Changes from principal transactions:
Total unit transactions	593	(626)	3,173	1,071

Increase (decrease) in assets derived from principal transactions	593	(626)	3,173	1,071

Total increase (decrease)	707	(565)	3,966	1,193

Net assets at December 31, 2004	1,635	340	10,784	1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	(141)	38
Net realized gain (loss) on investments and capital gains distributions	285	9	566	149
Net unrealized appreciation (depreciation) of investments	(204)	24	479	79

Net increase (decrease) in net assets from operations	79	30	904	266
Changes from principal transactions:
Total unit transactions	(1,714)	9	(1,014)	901

Increase (decrease) in assets derived from principal transactions	(1,714)	9	(1,014)	901

Total increase (decrease)	(1,635)	39	(110)	1,167

Net assets at December 31, 2005	$—	$379	$10,674	$2,360

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund

Net assets at January 1, 2004	$1,392	$4,528	$172,818	$809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(62)	1,466	(5)
Net realized gain (loss) on investments and capital gains distributions	22	411	(3,158)	29
Net unrealized appreciation (depreciation) of investments	50	33	15,759	109

Net increase (decrease) in net assets from operations	69	382	14,067	133
Changes from principal transactions:
Total unit transactions	(491)	432	2,674	(172)

Increase (decrease) in assets derived from principal transactions	(491)	432	2,674	(172)

Total increase (decrease)	(422)	814	16,741	(39)

Net assets at December 31, 2004	970	5,342	189,559	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(72)	2,082	(4)
Net realized gain (loss) on investments and capital gains distributions	(19)	267	279	430
Net unrealized appreciation (depreciation) of investments	(30)	207	2,840	(212)

Net increase (decrease) in net assets from operations	(51)	402	5,201	214
Changes from principal transactions:
Total unit transactions	(831)	321	(20,295)	(984)

Increase (decrease) in assets derived from principal transactions	(831)	321	(20,295)	(984)

Total increase (decrease)	(882)	723	(15,094)	(770)

Net assets at December 31, 2005	$88	$6,065	$174,465	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Aspen Series Balanced Portfolio - Institutional Shares

Net assets at January 1, 2004	$143,435	$173,894	$1,732	$186,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,531	(110)	(3)	1,497
Net realized gain (loss) on investments and capital gains distributions	7,411	(354)	53	764
Net unrealized appreciation (depreciation) of investments	(12,159)	154	122	8,691

Net increase (decrease) in net assets from operations	4,783	(310)	172	10,952
Changes from principal transactions:
Total unit transactions	(10,338)	19,197	(43)	(40,693)

Increase (decrease) in assets derived from principal transactions	(10,338)	19,197	(43)	(40,693)

Total increase (decrease)	(5,555)	18,887	129	(29,741)

Net assets at December 31, 2004	137,880	192,781	1,861	156,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,369	(283)	(30)	(586)
Net realized gain (loss) on investments and capital gains distributions	1,109	360	476	6,871
Net unrealized appreciation (depreciation) of investments	(1,961)	3,405	549	(10,977)

Net increase (decrease) in net assets from operations	2,517	3,482	995	(4,692)
Changes from principal transactions:
Total unit transactions	(9,814)	17,954	1,947	(152,079)

Increase (decrease) in assets derived from principal transactions	(9,814)	17,954	1,947	(152,079)

Total increase (decrease)	(7,297)	21,436	2,942	(156,771)

Net assets at December 31, 2005	$130,583	$214,217	$4,803	$19

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Net assets at January 1, 2004	$22,158	$105,326	$88,717	$190,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	746	(1,013)	(1,031)	(477)
Net realized gain (loss) on investments and capital gains distributions	558	(821)	2,091	(4,417)
Net unrealized appreciation (depreciation) of investments	(857)	3,988	14,067	9,492

Net increase (decrease) in net assets from operations	447	2,154	15,127	4,598
Changes from principal transactions:
Total unit transactions	(6,857)	(22,999)	(9,580)	(41,276)

Increase (decrease) in assets derived from principal transactions	(6,857)	(22,999)	(9,580)	(41,276)

Total increase (decrease)	(6,410)	(20,845)	5,547	(36,678)

Net assets at December 31, 2004	15,748	84,481	94,264	154,245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(60)	(312)	(343)	(579)
Net realized gain (loss) on investments and capital gains distributions	(293)	(1,108)	22,115	657
Net unrealized appreciation (depreciation) of investments	321	(3,903)	(28,486)	(6,234)

Net increase (decrease) in net assets from operations	(32)	(5,323)	(6,714)	(6,156)
Changes from principal transactions:
Total unit transactions	(15,705)	(79,151)	(87,544)	(148,083)

Increase (decrease) in assets derived from principal transactions	(15,705)	(79,151)	(87,544)	(148,083)

Total increase (decrease)	(15,737)	(84,474)	(94,258)	(154,239)

Net assets at December 31, 2005	$11	$7	$6	$6

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	MFS® Strategic Income Series	MFS® Total Return Series - Initial Class

Net assets at January 1, 2004	$3,110	$1,217	$2,524	$110,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(8)	93	362
Net realized gain (loss) on investments and capital gains distributions	330	185	63	258
Net unrealized appreciation (depreciation) of investments	222	356	(10)	11,330

Net increase (decrease) in net assets from operations	558	533	146	11,950
Changes from principal transactions:
Total unit transactions	3,105	1,982	(167)	20,142

Increase (decrease) in assets derived from principal transactions	3,105	1,982	(167)	20,142

Total increase (decrease)	3,663	2,515	(21)	32,092

Net assets at December 31, 2004	6,773	3,732	2,503	142,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(24)	128	1,643
Net realized gain (loss) on investments and capital gains distributions	691	792	36	14,429
Net unrealized appreciation (depreciation) of investments	(462)	(358)	(155)	(15,158)

Net increase (decrease) in net assets from operations	239	410	9	914
Changes from principal transactions:
Total unit transactions	847	1,782	(455)	(143,411)

Increase (decrease) in assets derived from principal transactions	847	1,782	(455)	(143,411)

Total increase (decrease)	1,086	2,192	(446)	(142,497)

Net assets at December 31, 2005	$7,859	$5,924	$2,057	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA

Net assets at January 1, 2004	$29,115	$29,539	$65,121	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(391)	(2)	(319)	—
Net realized gain (loss) on investments and capital gains distributions	134	771	79	—
Net unrealized appreciation (depreciation) of investments	5,377	5,617	5,227	—

Net increase (decrease) in net assets from operations	5,120	6,386	4,987	—
Changes from principal transactions:
Total unit transactions	(1,361)	7,795	(1,712)	—

Increase (decrease) in assets derived from principal transactions	(1,361)	7,795	(1,712)	—

Total increase (decrease)	3,759	14,181	3,275	—

Net assets at December 31, 2004	32,874	43,720	68,396	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416)	304	51	—
Net realized gain (loss) on investments and capital gains distributions	1,071	6,276	1,102	—
Net unrealized appreciation (depreciation) of investments	2,640	(9,265)	1,441	2

Net increase (decrease) in net assets from operations	3,295	(2,685)	2,594	2
Changes from principal transactions:
Total unit transactions	(3,578)	(40,963)	(12,528)	39

Increase (decrease) in assets derived from principal transactions	(3,578)	(40,963)	(12,528)	39

Total increase (decrease)	(283)	(43,648)	(9,934)	41

Net assets at December 31, 2005	$32,591	$72	$58,462	$41

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Oppenheimer Strategic Bond Fund/VA	PIMCO Real Return Portfolio - Admin Class	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I

Net assets at January 1, 2004	$42,500	$—	$253	$4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,729	—	13	—
Net realized gain (loss) on investments and capital gains distributions	826	10	25	—
Net unrealized appreciation (depreciation) of investments	895	(3)	95	2

Net increase (decrease) in net assets from operations	3,450	7	133	2
Changes from principal transactions:
Total unit transactions	12,684	515	1,195	46

Increase (decrease) in assets derived from principal transactions	12,684	515	1,195	46

Total increase (decrease)	16,134	522	1,328	48

Net assets at December 31, 2004	58,634	522	1,581	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,496	26	50	1
Net realized gain (loss) on investments and capital gains distributions	2,471	15	81	2
Net unrealized appreciation (depreciation) of investments	(5,602)	(22)	3	1

Net increase (decrease) in net assets from operations	(635)	19	134	4
Changes from principal transactions:
Total unit transactions	(57,998)	985	2,550	25

Increase (decrease) in assets derived from principal transactions	(57,998)	985	2,550	25

Total increase (decrease)	(58,633)	1,004	2,684	29

Net assets at December 31, 2005	$1	$1,526	$4,265	$81

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II

Net assets at January 1, 2004	$—	$739	$859	$3,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(10)	(12)	(54)
Net realized gain (loss) on investments and capital gains distributions	—	82	70	211
Net unrealized appreciation (depreciation) of investments	2	342	32	540

Net increase (decrease) in net assets from operations	3	414	90	697
Changes from principal transactions:
Total unit transactions	213	2,040	380	2,188

Increase (decrease) in assets derived from principal transactions	213	2,040	380	2,188

Total increase (decrease)	216	2,454	470	2,885

Net assets at December 31, 2004	216	3,193	1,329	6,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(21)	(14)	(43)
Net realized gain (loss) on investments and capital gains distributions	(4)	450	258	1,187
Net unrealized appreciation (depreciation) of investments	(6)	(164)	(159)	(823)

Net increase (decrease) in net assets from operations	(1)	265	85	321
Changes from principal transactions:
Total unit transactions	(82)	776	(1,414)	(6,475)

Increase (decrease) in assets derived from principal transactions	(82)	776	(1,414)	(6,475)

Total increase (decrease)	(83)	1,041	(1,329)	(6,154)

Net assets at December 31, 2005	$133	$4,234	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	UBS U.S. Allocation Portfolio - Class I	Wanger Select	Wanger U.S. Smaller Companies

Net assets at January 1, 2004	$11,708	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	—	—
Net realized gain (loss) on investments and capital gains distributions	73	—	—
Net unrealized appreciation (depreciation) of investments	787	11	13

Net increase (decrease) in net assets from operations	806	11	13
Changes from principal transactions:
Total unit transactions	(3,603)	238	84

Increase (decrease) in assets derived from principal transactions	(3,603)	238	84

Total increase (decrease)	(2,797)	249	97

Net assets at December 31, 2004	8,911	249	97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(2)	(2)
Net realized gain (loss) on investments and capital gains distributions	1,004	19	32
Net unrealized appreciation (depreciation) of investments	(869)	29	4

Net increase (decrease) in net assets from operations	166	46	34
Changes from principal transactions:
Total unit transactions	(9,077)	259	421

Increase (decrease) in assets derived from principal transactions	(9,077)	259	421

Total increase (decrease)	(8,911)	305	455

Net assets at December 31, 2005	$—	$554	$552

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

1.	Organization

ING Life Insurance and Annuity Company Variable Annuity Account B (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2005, the Account had 151 investment divisions (the “Divisions”), 45 of which invest in independently managed mutual funds and 106 of which invest in mutual funds managed by affiliates, either Directed Services, Inc., ING Investments, LLC or ILIAC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation Fund - Series I Shares
    AIM V.I. Core Equity Fund - Series I Shares
    AIM V.I. Government Securities Fund - Series I Shares
    AIM V.I. Growth Fund - Series I Shares
    AIM V.I. Premier Equity Fund - Series I Shares
American Century Investments:
    American Century VP Balanced Fund
    American Century VP International Fund
Calvert Variable Series, Inc.:
    Calvert Social Balanced Portfolio
Federated Insurance Series:
    Federated American Leaders Fund II
    Federated Capital Income Fund II
    Federated Equity Income Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
Federated International Equity Fund II	Federated Insurance Series (continued):
    Federated Mid Cap Growth Strategies Fund II
    Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
    Fidelity® VIP Asset Manager SM Portfolio - Initial Class
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
    Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
    ING GET Fund - Series L
    ING GET Fund - Series M
ING GET Fund - Series N

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

ING GET Fund (continued):
    ING GET Fund - Series P
    ING GET Fund - Series Q
    ING GET Fund - Series R
    ING GET Fund - Series S
    ING GET Fund - Series T
    ING GET Fund - Series U
    ING GET Fund - Series V
ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class**
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio*
    ING American Funds International Portfolio
    ING Evergreen Health Sciences Portfolio - Class S**
    ING Evergreen Omega Portfolio - Institutional Class**
    ING FMR SM Diversified Mid Cap Portfolio - Service Class**
    ING FMR SM Earnings Growth Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class**
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class**
    ING JPMorgan Small Cap Equity Portfolio - Institutional Class**
    ING JPMorgan Small Cap Equity Portfolio - Service Class**
    ING JPMorgan Value Opportunities Portfolio - Institutional Class**
    ING JPMorgan Value Opportunities Portfolio - Service Class**
    ING Julius Baer Foreign Portfolio - Service Class*
    ING Legg Mason Value Portfolio - Institutional Class*
    ING Legg Mason Value Portfolio - Service Class**
    ING LifeStyle Aggressive Growth Portfolio - Service 1 Class**
    ING LifeStyle Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Portfolio - Service 1 Class**
    ING Marsico Growth Portfolio - Service Class**
    ING Marsico International Opportunities Portfolio - Service Class**
    ING Mercury Large Cap Growth Portfolio - Service Class**
    ING MFS Total Return Portfolio - Institutional Class**
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class**
    ING Oppenheimer Main Street Portfolio® - Institutional Class**
    ING Oppenheimer Main Street Portfolio® - Service Class**
    ING PIMCO High Yield Portfolio - Service Class**
    ING Pioneer Fund Portfolio - Institutional Class**
ING T. Rowe Price Capital Appreciation Portfolio - Service Class**

ING Investors Trust (continued):
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class**
    ING Van Kampen Growth and Income Portfolio - Service Class**
ING Partners, Inc.:
    ING American Century Large Company Value Portfolio - Service Class
    ING American Century Select Portfolio - Initial Class**
    ING American Century Small Cap Value Portfolio - Service Class
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING Goldman Sachs® Capital Growth Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Initial Class
    ING JPMorgan Mid Cap Value Portfolio - Service Class
    ING MFS Capital Opportunities Portfolio - Initial Class
    ING OpCap Balanced Value Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Initial Class**
    ING Oppenheimer Strategic Income Portfolio - Initial Class**
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
    ING Solution 2015 Portfolio - Service Class**
    ING Solution 2025 Portfolio - Service Class**
    ING Solution 2035 Portfolio - Service Class**
    ING Solution 2045 Portfolio - Service Class**
    ING Solution Income Portfolio - Service Class**
    ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class**
    ING T. Rowe Price Growth Equity Portfolio - Initial Class
    ING UBS U.S. Large Cap Equity Portfolio - Initial Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Initial Class**
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
    ING VP Strategic Allocation Balanced Portfolio - Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
    ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1
    ING GET U.S. Core Portfolio - Series 2
    ING GET U.S. Core Portfolio - Series 3
    ING GET U.S. Core Portfolio - Series 4*
    ING GET U.S. Core Portfolio - Series 5*
    ING GET U.S. Core Portfolio - Series 6*
    ING GET U.S. Core Portfolio - Series 7*
    ING GET U.S. Core Portfolio - Series 8**
    ING GET U.S. Core Portfolio - Series 9**

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

ING Variable Insurance Trust (continued):
    ING GET U.S. Core Portfolio - Series 10**
    ING GET U.S. Core Portfolio - Series 11**
ING Variable Portfolios, Inc.:
    ING VP Global Science and Technology Portfolio - Class I
    ING VP Growth Portfolio - Class I
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
    ING VP International Equity Portfolio - Class I
    ING VP Small Company Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class I
    ING VP Value Opportunity Portfolio - Class S**
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class S
    ING VP Real Estate Portfolio - Class I*
    ING VP SmallCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
    ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
    ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
    ING VP Natural Resources Trust
Janus Aspen Series:
    Janus Aspen Series Balanced Portfolio - Institutional Shares
    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
    Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
    Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Lord Abbett Series Fund, Inc.:
    Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
    Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
MFS® Variable Insurance Trust:
    MFS® Strategic Income Series
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Fund®/VA
    Oppenheimer Main Street Small Cap Fund®/VA**
    Oppenheimer Strategic Bond Fund/VA
PIMCO Variable Insurance Trust:
    PIMCO Real Return Portfolio - Admin Class*
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT Portfolio - Class I
    Pioneer Fund VCT Portfolio - Class I
    Pioneer High Yield VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I
Wanger Advisors Trust:
    Wanger Select*
    Wanger U.S. Smaller Companies*

*      Division added in 2004
** Division added in 2005

The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

AllianceBernstein Variable Products Series Fund, Inc.:	AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	AllianceBernstein VPSF Premier Growth - Class A
ING Investors Trust:	ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Alliance Mid-Cap Growth Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING Developing World Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Fundamental Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class	ING UBS U.S. Balanced Portfolio - Service Class

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Current Name	Former Name

ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	ING Salomon Brothers Investors Value Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class	ING Salomon Brothers Fundamental Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class	ING Aeltus Enhanced Index Portfolio - Service Class

During 2005, the following Divisions were closed to contractowners:

Alger American Funds:	ING Partners, Inc.:
Alger American Balanced Portfolio - Class O	ING American Century Select Portfolio - Service Class
Alger American Income & Growth Portfolio - Class O	ING Oppenheimer Global Portfolio - Service Class
Alger American Leveraged AllCap Portfolio - Class O	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
AllianceBernstein Variable Products Series Fund, Inc.:	ING Variable Products Trust:
AllianceBernstein VPSF Growth and Income Portfolio Class A	ING VP MagnaCap Portfolio - Class I
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	ING VP MagnaCap Portfolio - Class S
AllianceBernstein VPSF Small Cap Growth A	ING VP Emerging Markets Fund, Inc.:
ING GET Fund:	ING VP Emerging Markets Fund
ING GET Fund - Series H	MFS® Variable Insurance Trust:
ING GET Fund - Series I	MFS® Total Return Series - Initial Class
ING GET Fund - Series J	Prudential Series Fund, Inc.:
ING GET Fund - Series K	Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I

The following Divisions were available to contractowners during 2005 but did not have any activity as of December 31, 2005:

ING Investors Trust:
ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
ING Oppenheimer Strategic Income Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

Administrative Charges

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract.

Contract Maintenance Charges

An annual contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional charge of 1% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.0% of premiums.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING VP Natural Resources Trust. The annual fee rate ranged from ..25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from .10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.14% to 1.25% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$266	$15,461	$739	$3,995
AIM V.I. Core Equity Fund - Series I Shares	229	31,722	2,792	8,277
AIM V.I. Government Securities Fund - Series I Shares	1,556	3,248	4,900	5,165
AIM V.I. Growth Fund - Series I Shares	134	17,022	1,088	3,484
AIM V.I. Premier Equity Fund - Series I Shares	158	36,485	465	8,725
The Alger American Funds:
Alger American Balanced Portfolio - Class O	29	2,006	171	653
Alger American Income & Growth Portfolio - Class O	90	5,313	125	1,702
Alger American Leveraged AllCap Portfolio - Class O	3	5,407	43	1,763
Alliance Bernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	2,882	50,758	11,559	2,742
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	168	8,054	1,267	1,635
AllianceBernstein VPSF Small Cap Growth A	606	5,705	2,580	1,876
American Century Investments:
American Century VP Balanced Fund	39	273	64	482
American Century VP International Fund	22	175	11	319
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	290	410	314	448
Federated Insurance Series:
Federated American Leaders Fund II	1,036	15,209	1,373	14,249
Federated Capital Income Fund II	299	2,109	495	2,024
Federated Equity Income Fund II	440	2,861	428	3,254
Federated Fund for U.S. Government Securities II	527	2,714	1,218	4,431
Federated High Income Bond Fund II	1,076	4,816	2,542	6,682
Federated International Equity Fund II	131	2,025	106	1,558
Federated Mid Cap Growth Strategies Fund II	258	3,281	79	2,899
Federated Prime Money Fund II	2,913	3,738	1,716	3,320
Fidelity Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	708	3,234	1,351	2,085
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,300	23,190	37,679	12,694
Fidelity® VIP Equity-Income Portfolio - Initial Class	15,331	41,869	30,257	22,411
Fidelity® VIP Growth Portfolio - Initial Class	2,763	26,787	6,891	25,796
Fidelity® VIP High Income Portfolio - Initial Class	11,540	14,285	13,312	22,116
Fidelity® VIP Index 500 Portfolio - Initial Class	2,118	17,437	3,354	13,270
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	113	240	213	433
Fidelity® VIP Overseas Portfolio - Initial Class	2,424	5,313	7,834	7,574

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	$1,957	$2,115	$4,385	$1,104
ING GET Fund:
ING GET Fund - Series H	4,159	85,817	4,438	21,032
ING GET Fund - Series I	3,541	61,267	2,796	14,828
ING GET Fund - Series J	3,090	47,752	2,510	13,665
ING GET Fund - Series K	3,994	56,802	2,415	15,617
ING GET Fund - Series L	1,824	12,994	2,474	15,441
ING GET Fund - Series M	3,440	17,895	3,742	18,639
ING GET Fund - Series N	2,226	14,776	3,220	15,448
ING GET Fund - Series P	1,676	12,640	1,932	10,892
ING GET Fund - Series Q	1,559	6,631	1,843	7,610
ING GET Fund - Series R	1,960	8,419	1,197	5,818
ING GET Fund - Series S	2,075	5,904	2,061	9,131
ING GET Fund - Series T	1,581	4,611	1,457	4,642
ING GET Fund - Series U	1,908	4,098	1,864	3,870
ING GET Fund - Series V	986	11,810	842	20,913
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	237	33	—	—
ING American Funds Growth Portfolio	16,786	362	1,728	2
ING American Funds Growth-Income Portfolio	19,182	470	2,320	—
ING American Funds International Portfolio	17,040	2,468	8,911	1
ING Evergreen Health Sciences Portfolio - Class S	584	82	—	—
ING Evergreen Omega Portfolio - Institutional Class	17,797	846	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	388	56	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	25,748	1,298	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,184	1	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,788	423	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	9,846	638	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	15	—	—	—
ING JPMorgan Value Opportunities Portfolio - Institutional Class	49,507	5,573	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	3,431	307	—	—
ING Julius Baer Foreign Portfolio - Service Class	2,610	736	245	19
ING Legg Mason Value Portfolio - Institutional Class	35,623	1,584	858	—
ING Legg Mason Value Portfolio - Service Class	727	24	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	594	72	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	2,361	118	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	3,496	133	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	4,077	226	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	$307	$98	$—	$—
ING Marsico International Opportunities Portfolio - Service Class	7,945	263	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	1,631	41	—	—
ING MFS Total Return Portfolio - Institutional Class	150,636	7,137	—	—
ING MFS Total Return Portfolio - Service Class	1,277	751	1,733	312
ING MFS Utilities Portfolio - Service Class	798	342	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	2,256	731	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	26	—	—	—
ING PIMCO High Yield Portfolio - Service Class	3,232	221	—	—
ING Pioneer Fund Portfolio - Institutional Class	27,628	1,165	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	944	88	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	3,672	1,277	1,601	182
ING UBS U.S. Allocation Portfolio - Service Class	9,258	1,863	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	1,343	30	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	33	285	392	209
ING American Century Select Portfolio - Initial Class	73,411	10,562	—	—
ING American Century Select Portfolio - Service Class	20	478	154	59
ING American Century Small Cap Value Portfolio - Service Class	1,061	532	604	223
ING Baron Small Cap Growth Portfolio - Service Class	2,989	2,328	2,155	1,102
ING Davis Venture Value Portfolio - Service Class	107	632	882	721
ING Fundamental Research Portfolio - Service Class	15	77	109	41
ING Goldman Sachs® Capital Growth Portfolio - Service Class	84	28	261	3
ING JPMorgan Fleming International Portfolio - Initial Class	8,644	12,746	23,692	20,544
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,306	1,386	1,484	142
ING MFS Capital Opportunities Portfolio - Initial Class	1,515	9,195	2,142	7,514
ING OpCap Balanced Value Portfolio - Service Class	117	823	1,170	450
ING Oppenheimer Global Portfolio - Initial Class	187,408	23,573	—	—
ING Oppenheimer Global Portfolio - Service Class	312	322	229	216
ING Oppenheimer Strategic Income Portfolio - Initial Class	84,226	8,442	—	—
ING PIMCO Total Return Portfolio - Service Class	2,671	829	1,760	586
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	1,398	11,296	4,089	14,372
ING Solution 2015 Portfolio - Service Class	66	—	—	—
ING Solution 2025 Portfolio - Service Class	125	—	—	—
ING Solution 2035 Portfolio - Service Class	3	—	—	—
ING Solution 2045 Portfolio - Service Class	3	—	—	—
ING Solution Income Portfolio - Service Class	135	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	$86,742	$8,509	$—	$—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	415	990	669	1,124
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,143	16,162	6,117	13,771
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,097	8,739	3,764	8,518
ING Van Kampen Comstock Portfolio - Service Class	1,711	2,145	2,765	261
ING Van Kampen Equity and Income Portfolio - Initial Class	148,217	14,276	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	83	215	103	29
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	4,560	4,738	6,007	3,762
ING VP Strategic Allocation Growth Portfolio - Class I	2,838	4,359	1,927	2,631
ING VP Strategic Allocation Income Portfolio - Class I	1,940	4,486	2,593	4,356
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	6,935	72,397	20,166	75,470
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	1,330	4,016	193	3,734
ING GET U.S. Core Portfolio - Series 2	816	5,450	47	5,525
ING GET U.S. Core Portfolio - Series 3	1,138	13,881	62,647	10,584
ING GET U.S. Core Portfolio - Series 4	163	2,388	8,661	898
ING GET U.S. Core Portfolio - Series 5	136	598	5,152	989
ING GET U.S. Core Portfolio - Series 6	563	21,242	113,987	26,971
ING GET U.S. Core Portfolio - Series 7	4,592	19,269	65,706	8,739
ING GET U.S. Core Portfolio - Series 8	49,464	17,976	—	—
ING GET U.S. Core Portfolio - Series 9	33,227	10,052	—	—
ING GET U.S. Core Portfolio - Series 10	25,786	4,121	—	—
ING GET U.S. Core Portfolio - Series 11	26,896	2,660	—	—
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	3,206	3,969	8,353	10,764
ING VP Growth Portfolio - Class I	912	7,119	1,349	7,167
ING VP Index Plus LargeCap Portfolio - Class I	7,508	34,982	16,413	37,078
ING VP Index Plus MidCap Portfolio - Class I	2,760	3,212	3,742	3,001
ING VP Index Plus SmallCap Portfolio - Class I	2,297	1,509	3,206	2,466
ING VP International Equity Portfolio - Class I	4,935	3,404	5,894	3,159
ING VP Small Company Portfolio - Class I	4,343	20,415	17,304	25,334
ING VP Value Opportunity Portfolio - Class I	1,175	5,184	1,693	5,518
ING VP Value Opportunity Portfolio - Class S	1,473	30	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$122	$1	$203	$200
ING VP International Value Portfolio - Class I	1,977	1,026	1,762	349
ING VP MagnaCap Portfolio - Class I	111	230	77	1
ING VP MagnaCap Portfolio - Class S	443	2,022	886	290
ING VP MidCap Opportunities Portfolio - Class I	84	77	600	1,231
ING VP MidCap Opportunities Portfolio - Class S	644	1,798	5,053	1,999
ING VP Real Estate Portfolio - Class I	2,005	1,065	1,097	2
ING VP SmallCap Opportunities Portfolio - Class I	424	1,256	1,213	1,707
ING VP SmallCap Opportunities Portfolio - Class S	1,796	1,547	2,152	1,782
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	10,312	28,520	23,869	19,729
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund	10	998	6	183
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	16,775	22,531	43,023	38,166
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	101,452	83,773	175,942	156,855
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	3,074	1,041	329	375
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	663	153,328	5,060	44,256
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	457	16,221	2,566	8,534
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	49	79,512	1,915	25,927
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	712	88,599	7,790	18,401
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	983	149,645	9,256	51,009
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	3,172	1,844	5,029	1,864
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	4,486	2,382	2,528	504
MFS® Variable Insurance Trust:
MFS® Strategic Income Series	555	873	648	722
MFS® Total Return Series - Initial Class	18,387	154,277	28,482	7,978
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	2,978	6,971	3,840	5,592
Oppenheimer Global Securities Fund/VA	4,264	44,923	14,799	7,006
Oppenheimer Main Street Fund®/VA	1,997	14,472	9,493	11,524
Oppenheimer Main Street Small Cap Fund®/VA	39	—	—	—
Oppenheimer Strategic Bond Fund/VA	10,675	66,179	22,123	7,710

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in Thousands)

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	$1,470	$442	$530	$5
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	3,054	454	1,340	132
Pioneer Fund VCT Portfolio - Class I	53	26	46	—
Pioneer High Yield VCT Portfolio - Class I	134	202	214	—
Pioneer Mid Cap Value VCT Portfolio - Class I	2,477	1,481	2,475	430
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	281	1,709	710	342
SP William Blair International Growth Portfolio - Class II	1,238	7,460	3,656	1,522
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	305	9,351	771	4,428
Wanger Advisors Trust:
Wanger Select	485	210	238	—
Wanger U.S. Smaller Companies	723	304	95	11

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	49,748	1,657,698	(1,607,950)	182,630	548,774	(366,144)
AIM V.I. Core Equity Fund - Series I Shares	34,668	2,841,990	(2,807,322)	457,989	915,598	(457,609)
AIM V.I. Government Securities Fund - Series I Shares	111,394	266,580	(155,186)	583,926	639,220	(55,294)
AIM V.I. Growth Fund - Series I Shares	33,399	2,427,643	(2,394,244)	403,166	724,323	(321,157)
AIM V.I. Premier Equity Fund - Series I Shares	39,641	4,036,940	(3,997,299)	211,103	1,166,321	(955,218)
The Alger American Funds:
Alger American Balanced Portfolio - Class O	—	74,405	(74,405)	8,456	28,307	(19,851)
Alger American Income & Growth Portfolio - Class O	1,661	224,414	(222,753)	6,643	75,743	(69,100)
Alger American Leveraged AllCap Portfolio - Class O	156	206,144	(205,988)	6,763	78,168	(71,405)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	289,299	4,594,566	(4,305,267)	1,694,790	832,361	862,429
AllianceBernstein VPSF Large Cap Growth Portfolio - Class A	41,660	1,360,350	(1,318,690)	334,436	384,086	(49,650)
AllianceBernstein VPSF Small Cap Growth A	97,413	679,728	(582,315)	406,019	323,228	82,791
American Century Investments:
American Century VP Balanced Fund	940	13,039	(12,099)	3,505	25,919	(22,414)
American Century VP International Fund	500	9,714	(9,214)	2,103	22,237	(20,134)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	17,046	29,908	(12,862)	28,706	40,792	(12,086)
Federated Insurance Series:
Federated American Leaders Fund II	18,109	579,383	(561,274)	62,399	608,437	(546,038)
Federated Capital Income Fund II	3,910	145,103	(141,193)	19,043	151,311	(132,268)
Federated Equity Income Fund II	19,523	200,782	(181,259)	30,814	261,289	(230,475)
Federated Fund for U.S. Government Securities II	18,334	166,262	(147,928)	52,307	280,010	(227,703)
Federated High Income Bond Fund II	10,837	264,033	(253,196)	101,932	405,433	(303,501)
Federated International Equity Fund II	8,615	124,189	(115,574)	11,513	106,316	(94,803)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Federated Insurance Series (continued):
Federated Mid Cap Growth Strategies Fund II	12,319	143,240	(130,921)	8,898	147,575	(138,677)
Federated Prime Money Fund II	227,092	295,580	(68,488)	157,788	283,520	(125,732)
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	26,023	174,536	(148,513)	82,616	132,597	(49,981)
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,275,007	1,763,523	511,484	4,742,147	2,531,642	2,210,505
Fidelity® VIP Equity-Income Portfolio - Initial Class	812,464	2,715,292	(1,902,828)	4,239,290	3,288,667	950,623
Fidelity® VIP Growth Portfolio - Initial Class	335,415	2,120,527	(1,785,112)	1,796,952	3,002,198	(1,205,246)
Fidelity® VIP High Income Portfolio - Initial Class	769,251	1,511,435	(742,184)	1,847,199	3,089,575	(1,242,376)
Fidelity® VIP Index 500 Portfolio - Initial Class	70,208	802,087	(731,879)	364,877	857,055	(492,178)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	12,868	(12,868)	4,381	25,709	(21,328)
Fidelity® VIP Overseas Portfolio - Initial Class	169,531	347,015	(177,484)	922,163	915,197	6,966
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	131,405	147,657	(16,252)	333,627	94,150	239,477
ING GET Fund:
ING GET Fund - Series H	14,198	8,251,403	(8,237,205)	228,480	2,093,649	(1,865,169)
ING GET Fund - Series I	21,414	5,942,873	(5,921,459)	68,488	1,404,397	(1,335,909)
ING GET Fund - Series J	535	4,652,620	(4,652,085)	88,834	1,331,815	(1,242,981)
ING GET Fund - Series K	64,477	5,594,178	(5,529,701)	89,698	1,504,802	(1,415,104)
ING GET Fund - Series L	22,096	1,224,075	(1,201,979)	54,643	1,453,319	(1,398,676)
ING GET Fund - Series M	63,880	1,689,219	(1,625,339)	88,235	1,761,708	(1,673,473)
ING GET Fund - Series N	14,184	1,347,749	(1,333,565)	183,830	1,477,201	(1,293,371)
ING GET Fund - Series P	19,179	1,194,794	(1,175,615)	53,040	1,024,619	(971,579)
ING GET Fund - Series Q	20,490	581,433	(560,943)	82,106	701,819	(619,713)
ING GET Fund - Series R	25,447	751,470	(726,023)	83,612	565,924	(482,312)
ING GET Fund - Series S	24,936	503,157	(478,221)	99,098	862,412	(763,314)
ING GET Fund - Series T	5,364	393,975	(388,611)	15,504	390,606	(375,102)
ING GET Fund - Series U	3,263	341,837	(338,574)	51,919	352,998	(301,079)
ING GET Fund - Series V	3,494	1,122,074	(1,118,580)	273,020	2,263,427	(1,990,407)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	18,782	2,674	16,108	—	—	—
ING American Funds Growth Portfolio	1,617,062	189,956	1,427,106	169,772	810	168,962
ING American Funds Growth-Income Portfolio	1,921,039	232,493	1,688,546	226,597	19,019	207,578
ING American Funds International Portfolio	1,716,082	403,359	1,312,723	860,280	4,669	855,611
ING Evergreen Health Sciences Portfolio - Class S	52,322	7,335	44,987	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	1,671,988	179,863	1,492,125	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	35,125	5,070	30,055	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	2,532,679	233,474	2,299,205	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	110,280	—	110,280	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	231,207	36,132	195,075	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	874,929	71,882	803,047	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	1,413	—	1,413	—	—	—
ING JPMorgan Value Opportunities Portfolio - Institutional Class	4,770,224	546,541	4,223,683	—	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	329,401	28,928	300,473	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	202,899	60,238	142,661	37,805	17,189	20,616
ING Legg Mason Value Portfolio - Institutional Class	3,371,259	372,634	2,998,625	80,758	311	80,447
ING Legg Mason Value Portfolio - Service Class	65,632	2,124	63,508	—	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	57,155	6,797	50,358	—	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	231,510	11,445	220,065	—	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	345,924	13,387	332,537	—	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	407,876	24,510	383,366	—	—	—
ING Marsico Growth Portfolio - Service Class	27,551	9,107	18,444	—	—	—
ING Marsico International Opportunities Portfolio - Service Class	703,062	26,427	676,635	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	149,322	3,292	146,030	—	—	—
ING MFS Total Return Portfolio - Institutional Class	14,779,885	870,173	13,909,712	—	—	—
ING MFS Total Return Portfolio - Service Class	107,273	74,596	32,677	175,632	56,815	118,817
ING MFS Utilities Portfolio - Service Class	71,129	30,143	40,986	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	217,358	76,933	140,425	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING Oppenheimer Main Street Portfolio® - Service Class	2,417	1	2,416	—	—	—
ING PIMCO High Yield Portfolio - Service Class	305,296	21,151	284,145	—	—	—
ING Pioneer Fund Portfolio - Institutional Class	2,588,080	491,868	2,096,212	—	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	88,207	8,112	80,095	—	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	258,854	93,668	165,186	124,617	14,277	110,340
ING UBS U.S. Allocation Portfolio - Service Class	888,465	180,683	707,782	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	123,758	2,619	121,139	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	2,967	26,164	(23,197)	48,671	31,348	17,323
ING American Century Select Portfolio - Initial Class	7,515,897	1,461,590	6,054,307	—	—	—
ING American Century Select Portfolio - Service Class	2,055	50,701	(48,646)	26,697	17,342	9,355
ING American Century Small Cap Value Portfolio - Service Class	72,064	42,372	29,692	49,433	21,860	27,573
ING Baron Small Cap Growth Portfolio - Service Class	230,842	182,840	48,002	182,296	101,042	81,254
ING Davis Venture Value Portfolio - Service Class	10,531	56,264	(45,733)	96,573	81,108	15,465
ING Fundamental Research Portfolio - Service Class	1,271	6,748	(5,477)	10,370	3,915	6,455
ING Goldman Sachs® Capital Growth Portfolio - Service Class	8,093	2,444	5,649	27,139	259	26,880
ING JPMorgan Fleming International Portfolio - Initial Class	899,932	1,162,788	(262,856)	2,912,742	2,641,331	271,411
ING JPMorgan Mid Cap Value Portfolio - Service Class	78,458	96,228	(17,770)	113,896	15,041	98,855
ING MFS Capital Opportunities Portfolio - Initial Class	121,245	753,656	(632,411)	392,044	831,128	(439,084)
ING OpCap Balanced Value Portfolio - Service Class	11,290	70,602	(59,312)	129,425	65,084	64,341
ING Oppenheimer Global Portfolio - Initial Class	18,556,907	2,783,149	15,773,758	—	—	—
ING Oppenheimer Global Portfolio - Service Class	25,684	27,487	(1,803)	28,178	26,819	1,359
ING Oppenheimer Strategic Income Portfolio - Initial Class	8,622,398	1,420,227	7,202,171	—	—	—
ING PIMCO Total Return Portfolio - Service Class	223,918	71,567	152,351	188,796	85,883	102,913
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	203,422	1,066,012	(862,590)	810,897	1,649,901	(839,004)
ING Solution 2015 Portfolio - Service Class	6,346	1	6,345	—	—	—
ING Solution 2025 Portfolio - Service Class	11,412	—	11,412	—	—	—
ING Solution 2035 Portfolio - Service Class	292	—	292	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Service Class	274	—	274	—	—	—
ING Solution Income Portfolio - Service Class	13,351	—	13,351	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	8,805,255	947,908	7,857,347	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	39,228	92,559	(53,331)	79,333	121,857	(42,524)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	184,654	679,236	(494,582)	597,538	919,331	(321,793)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	279,925	805,878	(525,953)	626,743	984,474	(357,731)
ING Van Kampen Comstock Portfolio - Service Class	131,778	178,255	(46,477)	249,901	34,699	215,202
ING Van Kampen Equity and Income Portfolio - Initial Class	15,080,989	1,618,680	13,462,309	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	7,493	19,672	(12,179)	9,990	2,931	7,059
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	310,178	422,143	(111,965)	435,875	318,579	117,296
ING VP Strategic Allocation Growth Portfolio - Class I	198,978	336,818	(137,840)	150,253	192,966	(42,713)
ING VP Strategic Allocation Income Portfolio - Class I	103,804	233,957	(130,153)	185,392	290,838	(105,446)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	342,285	3,086,693	(2,744,408)	1,415,804	4,167,269	(2,751,465)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	2,087	351,939	(349,852)	6,866	323,370	(316,504)
ING GET U.S. Core Portfolio - Series 2	3	506,908	(506,905)	28,230	531,071	(502,841)
ING GET U.S. Core Portfolio - Series 3	29,043	1,338,384	(1,309,341)	6,814,902	1,520,420	5,294,482
ING GET U.S. Core Portfolio - Series 4	1,470	219,874	(218,404)	880,917	93,328	787,589
ING GET U.S. Core Portfolio - Series 5	2,623	50,850	(48,227)	692,012	269,553	422,459
ING GET U.S. Core Portfolio - Series 6	44,663	2,003,966	(1,959,303)	12,119,228	3,379,647	8,739,581
ING GET U.S. Core Portfolio - Series 7	4,139	1,407,909	(1,403,770)	6,713,701	1,012,178	5,701,523
ING GET U.S. Core Portfolio - Series 8	3,785,943	589,195	3,196,748	—	—	—
ING GET U.S. Core Portfolio - Series 9	2,604,393	267,292	2,337,101	—	—	—
ING GET U.S. Core Portfolio - Series 10	2,201,782	26,163	2,175,619	—	—	—
ING GET U.S. Core Portfolio - Series 11	2,718,871	293,740	2,425,131	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	968,886	1,209,074	(240,188)	2,784,969	3,522,904	(737,935)
ING VP Growth Portfolio - Class I	101,929	624,125	(522,196)	315,802	809,445	(493,643)
ING VP Index Plus LargeCap Portfolio - Class I	627,171	2,385,012	(1,757,841)	2,319,971	3,658,784	(1,338,813)
ING VP Index Plus MidCap Portfolio - Class I	88,345	173,630	(85,285)	362,950	319,495	43,455
ING VP Index Plus SmallCap Portfolio - Class I	127,318	105,604	21,714	306,461	252,048	54,413
ING VP International Equity Portfolio - Class I	603,639	493,272	110,367	937,259	577,152	360,107
ING VP Small Company Portfolio - Class I	382,466	1,231,241	(848,775)	2,017,604	2,461,882	(444,278)
ING VP Value Opportunity Portfolio - Class I	57,072	282,867	(225,795)	160,482	382,135	(221,653)
ING VP Value Opportunity Portfolio - Class S	147,449	2,903	144,546	—	—	—
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	10,628	79	10,549	20,398	20,398	—
ING VP International Value Portfolio - Class I	166,870	110,767	56,103	222,297	90,119	132,178
ING VP MagnaCap Portfolio - Class I	9,610	22,636	(13,026)	15,372	7,116	8,256
ING VP MagnaCap Portfolio - Class S	30,217	196,310	(166,093)	103,553	38,705	64,848
ING VP MidCap Opportunities Portfolio - Class I	7,978	6,931	1,047	73,952	137,708	(63,756)
ING VP MidCap Opportunities Portfolio - Class S	96,196	202,042	(105,846)	777,947	416,457	361,490
ING VP Real Estate Portfolio - Class I	140,119	73,986	66,133	85,715	46	85,669
ING VP SmallCap Opportunities Portfolio - Class I	60,199	177,852	(117,653)	180,160	253,511	(73,351)
ING VP SmallCap Opportunities Portfolio - Class S	299,323	254,247	45,076	447,989	387,155	60,834
ING VP Balanced Portfolio:
ING VP Balanced Portfolio - Class I	657,701	1,329,855	(672,154)	2,075,495	1,518,855	556,640
ING VP Emerging Markets Fund:
ING VP Emerging Markets Fund	349	70,184	(69,835)	2,209	20,488	(18,279)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,060,596	1,517,043	(456,447)	2,522,350	3,100,540	(578,190)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	10,871,993	8,899,937	1,972,056	23,677,963	21,460,803	2,217,160

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING VP Natural Resources Trust:
ING VP Natural Resources Trust	140,558	52,676	87,882	21,362	26,404	(5,042)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	89,907	9,253,448	(9,163,541)	838,257	3,145,306	(2,307,049)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	26,415	819,619	(793,204)	169,983	520,255	(350,272)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	26,815	6,692,994	(6,666,179)	627,645	2,454,240	(1,826,595)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	169,141	7,399,699	(7,230,558)	1,553,013	2,070,767	(517,754)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	146,619	11,080,434	(10,933,815)	1,689,399	4,491,484	(2,802,085)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	246,411	168,534	77,877	574,778	287,004	287,774
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	345,492	203,706	141,786	254,855	79,756	175,099
MFS® Variable Insurance Trust:
MFS® Strategic Income Series	28,424	61,471	(33,047)	50,404	63,389	(12,985)
MFS® Total Return Series - Initial Class	984,331	10,445,300	(9,460,969)	3,528,710	1,916,845	1,611,865
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	548,354	923,299	(374,945)	830,981	987,469	(156,488)
Oppenheimer Global Securities Fund/VA	206,156	2,275,588	(2,069,432)	1,117,531	678,606	438,925
Oppenheimer Main Street Fund®/VA	230,573	1,335,796	(1,105,223)	1,775,963	1,881,644	(105,681)
Oppenheimer Main Street Small Cap Fund®/VA	3,460	—	3,460	—	—	—
Oppenheimer Strategic Bond Fund/VA	675,728	4,613,488	(3,937,760)	2,163,745	1,252,720	911,025
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	130,830	39,747	91,083	48,771	519	48,252
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	269,584	48,415	221,169	144,167	30,177	113,990
Pioneer Fund VCT Portfolio - Class I	4,943	2,546	2,397	4,646	—	4,646
Pioneer High Yield VCT Portfolio - Class I	11,091	18,953	(7,862)	20,203	(4)	20,207
Pioneer Mid Cap Value VCT Portfolio - Class I	156,425	103,640	52,785	240,872	82,585	158,287

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	35,578	195,172	(159,594)	95,947	47,576	48,371
SP William Blair International Growth Portfolio - Class II	122,190	804,476	(682,286)	529,564	263,218	266,346
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	24,829	1,002,126	(977,297)	106,543	522,283	(415,740)
Wanger Advisors Trust:
Wanger Select	40,727	18,344	22,383	21,777	8	21,769
Wanger U.S. Smaller Companies	59,152	24,513	34,639	9,709	1,314	8,395

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

7.	Unit Summary

A summary of units outstanding at December 31, 2005 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	5,068.203	$9.92	$50,277
Non-Qualified V (0.75)	38,834.985	10.25	398,059

	43,903.188		$448,336

AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	40,091.502	$8.64	$346,391
Non-Qualified V (0.75)	60,142.018	8.93	537,068
Non-Qualified IX	854.743	8.49	7,257
Non-Qualified XII	306.822	8.90	2,731

	101,395.085		$893,447

AIM V.I. Government Securities Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified XIII	299,930.700	$12.65	$3,794,123
Non-Qualified XIV	353,798.705	12.44	4,401,256
Non-Qualified XV	135,701.484	12.33	1,673,199
Non-Qualified XVI	98,470.970	11.87	1,168,850
Non-Qualified XVIII	54,541.833	11.59	632,140
Non-Qualified XIX	86,225.339	11.68	1,007,112

	1,028,669.031		$12,676,680

AIM V.I. Growth Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	7,324.077	$6.20	$45,409
Non-Qualified V (0.75)	55,961.825	6.41	358,715
Non-Qualified IX	2,728.370	6.10	16,643
Non-Qualified XII	1,990.815	6.39	12,721

	68,005.087		$433,488

AIM V.I. Premier Equity Fund - Series I Shares
Contracts in accumulation period:
Non-Qualified V	4,099.606	$7.77	$31,854
Non-Qualified V (0.75)	60,792.564	8.03	488,164
Non-Qualified XII	232.464	8.00	1,860

	65,124.634		$521,878

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

American Century VP Balanced Fund
Contracts in accumulation period:
Non-Qualified VII	43,560.866	$20.37	$887,335

	43,560.866		$887,335

American Century VP International Fund
Contracts in accumulation period:
Non-Qualified VII	64,010.617	$18.23	$1,166,914
Non-Qualified VIII	51.540	16.67	859

	64,062.157		$1,167,773

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	7,843.118	$22.69	$177,960
Non-Qualified V (0.75)	15,736.420	23.83	374,999
Non-Qualified VII	59,965.514	12.57	753,767
Non-Qualified VIII	69,444.982	12.72	883,340

	152,990.034		$2,190,066

Federated American Leaders Fund II
Currently payable annuity contracts:			$55,825
Contracts in accumulation period:
Non-Qualified VII	1,104,002.415	$26.19	28,913,823
Non-Qualified VIII	108.954	18.98	2,068

	1,104,111.369		$28,971,716

Federated Capital Income Fund II
Currently payable annuity contracts:			$9,511
Contracts in accumulation period:
Non-Qualified VII	231,818.104	$14.48	3,356,726
Non-Qualified VIII	61.606	12.14	748

	231,879.710		$3,366,985

Federated Equity Income Fund II
Currently payable annuity contracts:			$97,508
Contracts in accumulation period:
Non-Qualified VII	472,542.049	$13.99	6,610,863

	472,542.049		$6,708,371

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	259,027.305	$15.92	$4,123,715

	259,027.305		$4,123,715

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated High Income Bond Fund II
Currently payable annuity contracts:			$42,940
Contracts in accumulation period:
Non-Qualified VII	412,846.987	$17.91	7,394,090

	412,846.987		$7,437,030

Federated International Equity Fund II
Currently payable annuity contracts:			$22,613
Contracts in accumulation period:
Non-Qualified VII	251,642.726	$17.06	4,293,025
Non-Qualified VIII	120.076	15.85	1,903

	251,762.802		$4,317,541

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	357,766.947	$23.81	$8,518,431

	357,766.947		$8,518,431

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	197,355.838	$12.67	$2,500,498

	197,355.838		$2,500,498

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	392,311.744	$19.49	$7,646,156
Non-Qualified VIII	89,895.345	16.37	1,471,587

	482,207.089		$9,117,743

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	638,978.171	$28.95	$18,498,418
Non-Qualified V (0.75)	1,123,013.634	30.41	34,150,845
Non-Qualified VII	2,452,038.266	31.73	77,803,174
Non-Qualified VIII	532,467.349	25.65	13,657,787
Non-Qualified IX	24,289.146	28.33	688,112
Non-Qualified X	27,426.665	28.95	794,002
Non-Qualified XII	82,724.764	16.93	1,400,530
Non-Qualified XIII	3,284,829.533	15.78	51,834,610
Non-Qualified XIV	3,235,173.277	15.43	49,918,724
Non-Qualified XV	1,073,135.508	15.25	16,365,317
Non-Qualified XVI	735,745.123	12.11	8,909,873
Non-Qualified XVIII	231,759.754	11.82	2,739,400
Non-Qualified XIX	683,521.409	11.92	8,147,575
Non-Qualified XX	80,017.087	16.22	1,297,877

	14,205,119.686		$286,206,244

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	444,733.406	$22.33	$9,930,897
Non-Qualified V (0.75)	773,618.415	23.45	18,141,352
Non-Qualified VII	2,530,753.578	26.48	67,014,355
Non-Qualified VIII	628,401.200	19.16	12,040,167
Non-Qualified IX	12,587.160	21.84	274,904
Non-Qualified X	35,428.468	22.33	791,118
Non-Qualified XII	7,107.165	13.37	95,023
Non-Qualified XIII	2,042,506.238	12.98	26,511,731
Non-Qualified XIV	2,518,930.550	12.69	31,965,229
Non-Qualified XV	815,056.668	12.55	10,228,961
Non-Qualified XVI	553,103.254	12.03	6,653,832
Non-Qualified XVIII	133,993.876	11.74	1,573,088
Non-Qualified XIX	542,688.039	11.84	6,425,426
Non-Qualified XX	11,456.194	14.05	160,960

	11,050,364.211		$191,807,043

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	300,060.522	$17.96	$5,389,087
Non-Qualified V (0.75)	525,424.341	18.86	9,909,503
Non-Qualified VII	1,458,505.167	24.43	35,631,281
Non-Qualified VIII	344,767.932	16.32	5,626,613
Non-Qualified IX	10,322.281	17.57	181,362
Non-Qualified X	7,209.733	17.96	129,487
Non-Qualified XII	8,685.765	11.37	98,757
Non-Qualified XIII	1,367,287.781	8.89	12,155,188
Non-Qualified XIV	1,203,083.885	8.72	10,490,891
Non-Qualified XV	346,035.635	8.63	2,986,288
Non-Qualified XVI	600,141.756	6.65	3,990,943
Non-Qualified XVIII	123,644.428	6.49	802,452
Non-Qualified XIX	398,885.159	6.54	2,608,709
Non-Qualified XX	3,344.309	13.09	43,777

	6,697,398.694		$90,044,338

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,479,825
Contracts in accumulation period:
Non-Qualified VII	826,797.762	$13.08	10,814,515
Non-Qualified VIII	216,964.455	11.85	2,571,029
Non-Qualified XIII	852,665.782	9.18	7,827,472
Non-Qualified XIV	944,627.392	8.97	8,473,308
Non-Qualified XV	307,221.557	8.87	2,725,055
Non-Qualified XVI	229,329.724	10.30	2,362,096
Non-Qualified XVIII	81,489.059	10.05	818,965
Non-Qualified XIX	168,757.370	10.13	1,709,512

	3,627,853.101		$39,781,777

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	2,079,099.337	$22.90	$47,611,375
Non-Qualified VIII	458,510.140	19.27	8,835,490

	2,537,609.477		$56,446,865

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	105,178.541	$16.68	$1,754,378
Non-Qualified VIII	280.537	16.40	4,601

	105,459.078		$1,758,979

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	131,286.069	$17.76	$2,331,641
Non-Qualified V (0.75)	212,199.251	18.66	3,959,638
Non-Qualified VII	369,972.321	19.38	7,170,064
Non-Qualified VIII	63,414.253	16.58	1,051,408
Non-Qualified IX	1,125.620	17.38	19,563
Non-Qualified X	23,281.280	17.76	413,476
Non-Qualified XII	613.435	12.98	7,962
Non-Qualified XX	6,566.232	15.98	104,928

	808,458.461		$15,058,680

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	72,193.388	$15.80	$1,140,656
Non-Qualified V (0.75)	198,335.494	16.16	3,205,102
Non-Qualified IX	2,645.817	15.62	41,328
Non-Qualified XII	399.462	16.12	6,439
Non-Qualified XX	4,270.313	15.87	67,770

	277,844.474		$4,461,295

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series L
Contracts in accumulation period:
Non-Qualified VII	42,949.560	$10.06	$432,073
Non-Qualified VIII	12,401.846	10.14	125,755
Non-Qualified XIII	572,458.188	10.29	5,890,595
Non-Qualified XIV	561,183.324	10.14	5,690,399
Non-Qualified XV	452,031.055	10.06	4,547,432
Non-Qualified XVI	958,163.167	10.03	9,610,377
Non-Qualified XVIII	602,407.351	9.80	5,903,592
Non-Qualified XIX	795,809.070	9.88	7,862,594

	3,997,403.561		$40,062,817

ING GET Fund - Series M
Contracts in accumulation period:
Non-Qualified VII	93,195.629	$10.11	$942,208
Non-Qualified VIII	1,247.917	10.18	12,704
Non-Qualified XIII	927,347.603	10.33	9,579,501
Non-Qualified XIV	895,355.638	10.18	9,114,720
Non-Qualified XV	384,945.315	10.11	3,891,797
Non-Qualified XVI	1,625,301.894	10.08	16,383,043
Non-Qualified XVIII	823,027.219	9.86	8,115,048
Non-Qualified XIX	1,271,006.020	9.94	12,633,800

	6,021,427.235		$60,672,821

ING GET Fund - Series N
Contracts in accumulation period:
Non-Qualified VII	96,119.492	$10.27	$987,147
Non-Qualified VIII	2,028.989	10.34	20,980
Non-Qualified XIII	705,142.717	10.49	7,396,947
Non-Qualified XIV	502,255.885	10.34	5,193,326
Non-Qualified XV	252,683.903	10.27	2,595,064
Non-Qualified XVI	1,687,024.599	10.25	17,292,002
Non-Qualified XVIII	476,100.215	10.04	4,780,046
Non-Qualified XIX	1,133,221.591	10.11	11,456,870

	4,854,577.391		$49,722,382

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series P
Contracts in accumulation period:
Non-Qualified VII	190,653.901	$10.04	$1,914,165
Non-Qualified VIII	17,546.551	10.11	177,396
Non-Qualified XIII	512,003.658	10.24	5,242,917
Non-Qualified XIV	321,821.812	10.11	3,253,619
Non-Qualified XV	212,525.865	10.04	2,133,760
Non-Qualified XVI	961,789.320	10.02	9,637,129
Non-Qualified XVIII	564,699.854	9.82	5,545,353
Non-Qualified XIX	802,882.053	9.89	7,940,504

	3,583,923.014		$35,844,843

ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	88,235.162	$10.33	$911,469
Non-Qualified VIII	15,411.537	10.39	160,126
Non-Qualified XIII	531,909.218	10.52	5,595,685
Non-Qualified XIV	325,646.751	10.39	3,383,470
Non-Qualified XV	43,727.244	10.33	451,702
Non-Qualified XVI	978,460.290	10.31	10,087,926
Non-Qualified XVIII	316,870.092	10.12	3,206,725
Non-Qualified XIX	800,874.162	10.18	8,152,899

	3,101,134.456		$31,950,002

ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	71,863.310	$10.57	$759,595
Non-Qualified VIII	14,366.875	10.63	152,720
Non-Qualified XIII	432,516.914	10.76	4,653,882
Non-Qualified XIV	249,939.040	10.63	2,656,852
Non-Qualified XV	84,586.364	10.57	894,078
Non-Qualified XVI	623,516.393	10.55	6,578,098
Non-Qualified XVIII	234,499.212	10.37	2,431,757
Non-Qualified XIX	714,591.014	10.43	7,453,184

	2,425,879.122		$25,580,166

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	15,593.252	$10.65	$166,068
Non-Qualified V (0.75)	122,216.399	10.84	1,324,826
Non-Qualified VII	220,162.207	10.50	2,311,703
Non-Qualified VIII	43,276.672	10.56	457,002
Non-Qualified XIII	360,604.172	10.67	3,847,647
Non-Qualified XIV	281,840.302	10.56	2,976,234
Non-Qualified XV	79,797.696	10.50	837,876
Non-Qualified XVI	693,863.777	10.48	7,271,692
Non-Qualified XVIII	333,523.371	10.31	3,438,626
Non-Qualified XIX	843,396.280	10.37	8,746,019

	2,994,274.128		$31,377,693

ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	114,198.022	$10.50	$1,199,079
Non-Qualified VIII	22,024.648	10.55	232,360
Non-Qualified XIII	314,675.402	10.66	3,354,440
Non-Qualified XIV	165,198.536	10.55	1,742,845
Non-Qualified XV	80,564.344	10.50	845,926
Non-Qualified XVI	698,647.440	10.48	7,321,825
Non-Qualified XVIII	189,227.090	10.33	1,954,716
Non-Qualified XIX	714,081.759	10.38	7,412,169

	2,298,617.241		$24,063,360

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	54,223.609	$10.65	$577,481
Non-Qualified VIII	9,929.616	10.70	106,247
Non-Qualified XIII	291,171.581	10.80	3,144,653
Non-Qualified XIV	138,009.464	10.70	1,476,701
Non-Qualified XV	46,110.354	10.65	491,075
Non-Qualified XVI	861,577.286	10.63	9,158,567
Non-Qualified XVIII	146,365.745	10.48	1,533,913
Non-Qualified XIX	666,676.899	10.53	7,020,108

	2,214,064.554		$23,508,745

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	89,720.707	$9.67	$867,599
Non-Qualified VIII	19,229.682	9.71	186,720
Non-Qualified XIII	397,208.618	9.79	3,888,672
Non-Qualified XIV	268,770.008	9.71	2,609,757
Non-Qualified XV	91,409.358	9.67	883,928
Non-Qualified XVI	1,868,081.039	9.66	18,045,663
Non-Qualified XVIII	233,182.644	9.53	2,222,231
Non-Qualified XIX	1,603,855.336	9.57	15,348,896

	4,571,457.392		$44,053,466

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,985.586	$12.47	$37,230
Non-Qualified V (0.75)	1,337.607	12.51	16,733
Non-Qualified IX	1,543.921	12.45	19,222
Non-Qualified XII	10,240.851	12.51	128,113

	16,107.965		$201,298

ING American Funds Growth Portfolio
Currently payable annuity contracts:			$1,301,963
Contracts in accumulation period:
Non-Qualified XIII	535,898.103	$12.03	6,446,854
Non-Qualified XIV	532,331.014	11.99	6,382,649
Non-Qualified XV	180,865.574	11.96	2,163,152
Non-Qualified XVI	171,539.221	11.96	2,051,609
Non-Qualified XVIII	34,596.699	11.89	411,355
Non-Qualified XIX	140,837.938	11.92	1,678,788

	1,596,068.549		$20,436,370

ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:			$1,712,341
Contracts in accumulation period:
Non-Qualified XIII	560,145.459	$10.82	6,060,774
Non-Qualified XIV	698,605.143	10.78	7,530,963
Non-Qualified XV	292,364.424	10.76	3,145,841
Non-Qualified XVI	124,943.019	10.75	1,343,137
Non-Qualified XVIII	46,654.338	10.70	499,201
Non-Qualified XIX	173,411.928	10.72	1,858,976

	1,896,124.311		$22,151,233

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds International Portfolio
Currently payable annuity contracts:			$290,695
Contracts in accumulation period:
Non-Qualified XIII	775,023.938	$12.71	9,850,554
Non-Qualified XIV	632,879.010	12.66	8,012,248
Non-Qualified XV	277,605.459	12.64	3,508,933
Non-Qualified XVI	240,660.023	12.63	3,039,536
Non-Qualified XVIII	49,272.168	12.57	619,351
Non-Qualified XIX	192,893.128	12.59	2,428,524

	2,168,333.726		$27,749,841

ING Evergreen Health Sciences Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	7,130.071	$11.21	$79,928
Non-Qualified V (0.75)	37,857.238	11.24	425,515

	44,987.309		$505,443

ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:			$1,069,274
Contracts in accumulation period:
Non-Qualified VII	450,766.593	$10.17	4,584,296
Non-Qualified VIII	2,763.821	10.18	28,136
Non-Qualified XIII	266,160.820	11.36	3,023,587
Non-Qualified XIV	370,605.887	11.34	4,202,671
Non-Qualified XV	182,653.551	11.33	2,069,465
Non-Qualified XVI	67,412.522	11.32	763,110
Non-Qualified XVIII	72,585.858	11.29	819,494
Non-Qualified XIX	79,175.762	11.30	894,686

	1,492,124.814		$17,454,719

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,196.694	$11.82	$120,525
Non-Qualified V (0.75)	17,853.969	11.86	211,748
Non-Qualified XX	2,004.167	11.85	23,749

	30,054.830		$356,022

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Earnings Growth Portfolio - Institutional Class
Currently payable annuity contracts:			$1,116,500
Contracts in accumulation period:
Non-Qualified VII	448,586.936	$9.90	4,441,011
Non-Qualified VIII	4,020.585	9.91	39,844
Non-Qualified XIII	516,047.290	10.57	5,454,620
Non-Qualified XIV	664,812.144	10.55	7,013,768
Non-Qualified XV	230,959.109	10.54	2,434,309
Non-Qualified XVI	138,559.690	10.54	1,460,419
Non-Qualified XVIII	80,952.576	10.50	850,002
Non-Qualified XIX	215,265.829	10.52	2,264,597

	2,299,204.159		$25,075,070

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	106,026.765	$10.97	$1,163,114
Non-Qualified VIII	4,253.460	10.97	46,660

	110,280.225		$1,209,774

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	63,148.643	$13.40	$846,192
Non-Qualified V (0.75)	125,409.732	13.45	1,686,761
Non-Qualified IX	2,809.842	13.38	37,596
Non-Qualified XX	3,706.340	13.43	49,776

	195,074.557		$2,620,325

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	350,675.627	$11.44	$4,011,729
Non-Qualified XIV	198,718.561	11.42	2,269,366
Non-Qualified XV	87,952.317	11.40	1,002,656
Non-Qualified XVI	96,924.651	11.40	1,104,941
Non-Qualified XVIII	12,054.706	11.36	136,941
Non-Qualified XIX	56,721.389	11.38	645,489

	803,047.251		$9,171,122

ING JPMorgan Small Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	1,413.453	$11.33	$16,014

	1,413.453		$16,014

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	1,443,294.423	$10.69	$15,428,817
Non-Qualified XIV	1,356,387.816	10.67	14,472,658
Non-Qualified XV	416,163.263	10.66	4,436,300
Non-Qualified XVI	482,299.263	10.65	5,136,487
Non-Qualified XVIII	124,496.596	10.62	1,322,154
Non-Qualified XIX	401,041.886	10.63	4,263,075

	4,223,683.247		$45,059,491

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	290,701.681	$10.64	$3,093,066
Non-Qualified VIII	9,770.830	10.65	104,059

	300,472.511		$3,197,125

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,624.932	$13.31	$34,938
Non-Qualified V (0.75)	160,644.892	13.42	2,155,854
Non-Qualified XX	7.566	13.38	101

	163,277.390		$2,190,893

ING Legg Mason Value Portfolio - Institutional Class
Currently payable annuity contracts:			$2,426,890
Contracts in accumulation period:
Non-Qualified XIII	833,421.502	$11.53	9,609,350
Non-Qualified XIV	1,274,622.393	11.49	14,645,411
Non-Qualified XV	477,998.974	11.47	5,482,648
Non-Qualified XVI	186,563.470	11.47	2,139,883
Non-Qualified XVIII	70,553.112	11.41	805,011
Non-Qualified XIX	235,912.080	11.43	2,696,475

	3,079,071.531		$37,805,668

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,031.614	$11.48	$23,323
Non-Qualified V (0.75)	59,106.210	11.52	680,904
Non-Qualified IX	2,370.320	11.46	27,164

	63,508.144		$731,391

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	7,262.640	$10.58	$76,839
Non-Qualified XIV	29,460.237	10.57	311,395
Non-Qualified XV	2,017.580	10.56	21,306
Non-Qualified XVI	6,772.668	10.56	71,519
Non-Qualified XIX	4,844.648	10.55	51,111

	50,357.773		$532,170

ING LifeStyle Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	31,852.453	$10.48	$333,814
Non-Qualified XIV	46,008.480	10.46	481,249
Non-Qualified XV	32,061.494	10.46	335,363
Non-Qualified XVI	44,165.492	10.46	461,971
Non-Qualified XVIII	11,984.715	10.44	125,120
Non-Qualified XIX	53,992.750	10.45	$564,224

	220,065.384		$2,301,741

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	41,000.136	$10.35	$424,351
Non-Qualified XIV	123,460.714	10.34	1,276,584
Non-Qualified XV	36,312.765	10.33	375,111
Non-Qualified XVI	71,476.573	10.33	738,353
Non-Qualified XVIII	101.256	10.32	1,045
Non-Qualified XIX	60,185.513	10.32	621,114

	332,536.957		$3,436,558

ING LifeStyle Moderate Portfolio - Service 1 Class
Contracts in accumulation period:
Non-Qualified XIII	26,083.934	$10.27	$267,882
Non-Qualified XIV	217,752.649	10.26	2,234,142
Non-Qualified XV	30,014.165	10.26	307,945
Non-Qualified XVI	34,275.674	10.26	351,668
Non-Qualified XVIII	5,542.844	10.24	56,759
Non-Qualified XIX	69,696.324	10.24	713,690

	383,365.590		$3,932,086

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,541.022	$11.39	$85,892
Non-Qualified V (0.75)	10,903.000	11.42	124,512

	18,444.022		$210,404

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,805.645	$12.43	$97,024
Non-Qualified V (0.75)	15,884.350	12.47	198,078
Non-Qualified XII	41.690	12.47	520
Non-Qualified XIII	192,877.839	12.45	2,401,329
Non-Qualified XIV	248,833.230	12.43	3,092,997
Non-Qualified XV	56,940.467	12.42	707,201
Non-Qualified XVI	73,229.777	12.41	908,782
Non-Qualified XVIII	11,954.175	12.37	147,873
Non-Qualified XIX	58,826.952	12.39	728,866
Non-Qualified XX	10,240.622	12.46	127,598

	676,634.747		$8,410,268

ING Mercury Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	22,274.757	$11.67	$259,946
Non-Qualified XIV	69,846.843	11.64	813,017
Non-Qualified XV	34,487.265	11.63	401,087
Non-Qualified XVI	11,904.217	11.63	138,446
Non-Qualified XVIII	2,304.538	11.59	26,710
Non-Qualified XIX	5,212.470	11.60	60,465

	146,030.090		$1,699,671

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	2,762,120.354	$10.42	$28,781,294
Non-Qualified VIII	825,260.699	10.43	8,607,469
Non-Qualified XIII	3,060,671.127	10.46	32,014,620
Non-Qualified XIV	3,876,559.997	10.43	40,432,521
Non-Qualified XV	1,210,322.818	10.42	12,611,564
Non-Qualified XVI	1,189,550.200	10.42	12,395,113
Non-Qualified XVIII	205,538.477	10.39	2,135,545
Non-Qualified XIX	779,687.965	10.40	8,108,755

	13,909,711.637		$145,086,881

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	54,774.367	$12.59	$689,609
Non-Qualified V (0.75)	105,538.530	12.76	1,346,672
Non-Qualified IX	1,927.809	13.03	25,119
Non-Qualified X	1,078.518	12.59	13,579
Non-Qualified XII	2,065.221	12.74	26,311
Non-Qualified XX	21,504.823	12.69	272,896

	186,889.268		$2,374,186

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,717.870	$11.41	$88,061
Non-Qualified V (0.75)	21,627.565	11.45	247,636
Non-Qualified IX	459.700	11.39	5,236
Non-Qualified XX	11,181.090	11.43	127,800

	40,986.225		$468,733

ING Oppenheimer Main Street Portfolio® - Institutional Class
Currently payable annuity contracts:			$37,055
Contracts in accumulation period:
Non-Qualified VII	49,331.451	$11.04	544,619
Non-Qualified VIII	12,733.567	11.05	140,706
Non-Qualified XIII	20,482.293	11.08	226,944
Non-Qualified XIV	41,746.238	11.05	461,296
Non-Qualified XV	5,715.825	11.04	63,103
Non-Qualified XVI	6,078.305	11.04	67,104
Non-Qualified XVIII	375.585	11.00	4,131
Non-Qualified XIX	3,962.230	11.01	43,624

	140,425.494		$1,588,582

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	2,415.762	$11.02	$26,622

	2,415.762		$26,622

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	2,700.611	$10.48	$28,302
Non-Qualified V (0.75)	84,185.334	10.52	885,630
Non-Qualified VII	191,703.932	10.51	2,014,808
Non-Qualified VIII	5,454.405	10.52	57,380
Non-Qualified XIII	100.770	10.54	1,062

	284,145.052		$2,987,182

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:			$4,200,641
Contracts in accumulation period:
Non-Qualified XIII	552,003.103	$11.02	6,083,074
Non-Qualified XIV	914,116.706	11.00	10,055,284
Non-Qualified XV	325,746.582	10.99	3,579,955
Non-Qualified XVI	94,286.492	10.98	1,035,266
Non-Qualified XVIII	48,242.473	10.95	528,255
Non-Qualified XIX	161,817.115	10.96	1,773,516

	2,096,212.471		$27,255,991

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,911.867	$10.93	$152,057
Non-Qualified V (0.75)	65,688.039	10.97	720,598
Non-Qualified XII	409.003	10.97	4,487
Non-Qualified XX	85.665	10.95	938

	80,094.574		$878,080

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	74,265.071	$14.18	$1,053,079
Non-Qualified V (0.75)	254,297.070	14.37	3,654,249
Non-Qualified IX	1,003.362	14.98	15,030
Non-Qualified XX	3,655.344	14.29	52,235

	333,220.847		$4,774,593

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	118,319.345	$10.85	$1,283,765
Non-Qualified XIV	362,788.172	10.83	3,928,996
Non-Qualified XV	54,192.445	10.82	586,362
Non-Qualified XVI	97,716.468	10.82	1,057,292
Non-Qualified XVIII	17,383.803	10.78	187,397
Non-Qualified XIX	57,381.910	10.79	619,151

	707,782.143		$7,662,963

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	40,000.361	$11.04	$441,604
Non-Qualified V (0.75)	80,719.710	11.08	894,374
Non-Qualified IX	16.980	11.02	187
Non-Qualified XII	402.221	11.08	4,457

	121,139.272		$1,340,622

ING American Century Large Company Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,736.674	$11.02	$52,198
Non-Qualified V (0.75)	6,628.185	11.23	74,435
Non-Qualified XX	234.732	13.27	3,115

	11,599.591		$129,748

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Currently payable annuity contracts:			$4,590,716
Contracts in accumulation period:
Non-Qualified V	327,785.824	$10.16	3,330,304
Non-Qualified V (0.75)	409,820.375	10.20	4,180,168
Non-Qualified VII	1,538,460.664	10.72	16,492,298
Non-Qualified VIII	221,693.787	10.73	2,378,774
Non-Qualified IX	7,125.230	10.14	72,250
Non-Qualified X	19,093.452	10.16	193,989
Non-Qualified XII	2,498.879	10.20	25,489
Non-Qualified XIII	1,118,328.356	10.75	12,022,030
Non-Qualified XIV	1,573,597.433	10.73	16,884,700
Non-Qualified XV	539,284.235	10.72	5,781,127
Non-Qualified XVI	111,508.292	10.72	1,195,369
Non-Qualified XVIII	56,269.242	10.68	600,956
Non-Qualified XIX	127,959.193	10.69	1,367,884
Non-Qualified XX	882.177	10.19	8,989

	6,054,307.139		$69,125,043

ING American Century Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,574.859	$13.80	$283,933
Non-Qualified V (0.75)	77,831.149	14.06	1,094,306
Non-Qualified IX	566.083	13.68	7,744
Non-Qualified XII	409.106	14.03	5,740
Non-Qualified XX	7,446.077	16.02	119,286

	106,827.274		$1,511,009

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	54,363.025	$15.34	$833,929
Non-Qualified V (0.75)	177,403.962	15.62	2,771,050
Non-Qualified IX	2,760.250	15.20	41,956
Non-Qualified XII	416.298	15.59	6,490
Non-Qualified XX	13,287.506	17.25	229,209

	248,231.041		$3,882,634

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,022.494	$11.69	$362,653
Non-Qualified V (0.75)	49,593.459	11.91	590,658
Non-Qualified IX	2,282.731	11.31	25,818
Non-Qualified XX	219.108	14.15	3,100

	83,117.792		$982,229

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	642.456	$11.46	$7,363
Non-Qualified V (0.75)	956.885	11.68	11,176

	1,599.341		$18,539

ING Goldman Sachs® Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,385.807	$10.61	$67,753
Non-Qualified V (0.75)	26,821.879	10.81	289,945
Non-Qualified XII	872.978	10.79	9,419
Non-Qualified XX	933.773	12.72	11,878

	35,014.437		$378,995

ING JPMorgan Fleming International Portfolio - Initial Class
Currently payable annuity contracts:			$2,593,441
Contracts in accumulation period:
Non-Qualified V	200,117.199	$24.91	4,984,919
Non-Qualified V (0.75)	188,204.069	26.17	4,925,300
Non-Qualified VII	276,429.970	13.62	3,764,976
Non-Qualified VIII	88,832.650	13.79	1,225,002
Non-Qualified IX	4,664.146	24.37	113,665
Non-Qualified X	2,817.145	24.91	70,175
Non-Qualified XII	3,676.771	12.07	44,379
Non-Qualified XIII	907,476.270	11.17	10,136,510
Non-Qualified XIV	845,389.239	10.92	9,231,650
Non-Qualified XV	265,869.669	10.80	2,871,392
Non-Qualified XVI	198,880.198	9.21	1,831,687
Non-Qualified XVIII	58,792.259	8.99	528,542
Non-Qualified XIX	161,624.231	9.06	1,464,316
Non-Qualified XX	1,470.021	14.46	21,257

	3,204,243.837		$43,807,211

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	41,697.520	$15.03	$626,714
Non-Qualified V (0.75)	79,289.031	15.30	1,213,122
Non-Qualified IX	1,756.901	14.89	26,160
Non-Qualified XX	13,760.818	17.10	235,310

	136,504.270		$2,101,306

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Capital Opportunities Portfolio - Initial Class
Currently payable annuity contracts:			$3,135,409
Contracts in accumulation period:
Non-Qualified V	147,961.562	$26.49	3,919,502
Non-Qualified V (0.75)	97,299.529	27.83	2,707,846
Non-Qualified VII	422,122.131	12.44	5,251,199
Non-Qualified VIII	124,381.793	12.59	1,565,967
Non-Qualified IX	4,283.086	25.92	111,018
Non-Qualified X	3,729.332	26.49	98,790
Non-Qualified XIII	446,018.975	10.32	4,602,916
Non-Qualified XIV	525,423.730	10.09	5,301,525
Non-Qualified XV	124,376.354	9.98	1,241,276
Non-Qualified XVI	208,656.368	6.31	1,316,622
Non-Qualified XVIII	82,578.519	6.16	508,684
Non-Qualified XIX	135,010.459	6.21	838,415
Non-Qualified XX	287.277	13.34	3,832

	2,322,129.115		$30,603,001

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	55,196.399	$11.86	$654,629
Non-Qualified V (0.75)	57,715.464	12.08	697,203
Non-Qualified IX	7,002.059	11.26	78,843
Non-Qualified XX	942.079	14.11	13,293

	120,856.001		$1,443,968

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:			$5,274,832
Contracts in accumulation period:
Non-Qualified V	946,186.920	$11.65	11,023,078
Non-Qualified V (0.75)	2,419,449.117	11.70	28,307,555
Non-Qualified VII	6,278,643.128	12.00	75,343,718
Non-Qualified VIII	1,038,532.144	12.02	12,483,156
Non-Qualified IX	50,577.574	11.62	587,711
Non-Qualified X	35,012.690	11.65	407,898
Non-Qualified XII	42,917.519	11.70	502,135
Non-Qualified XIII	1,912,408.689	12.04	23,025,401
Non-Qualified XIV	1,802,269.480	12.02	21,663,279
Non-Qualified XV	518,931.438	12.00	6,227,177
Non-Qualified XVI	290,218.161	12.00	3,482,618
Non-Qualified XVIII	141,517.633	11.96	1,692,551
Non-Qualified XIX	258,587.235	11.98	3,097,875
Non-Qualified XX	38,506.935	11.68	449,761

	15,773,758.663		$193,568,745

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,776,602
Contracts in accumulation period:
Non-Qualified V	235,801.197	$10.01	2,360,370
Non-Qualified V (0.75)	470,644.812	10.05	4,729,980
Non-Qualified VII	1,713,163.005	10.10	17,302,946
Non-Qualified VIII	411,905.392	10.11	4,164,364
Non-Qualified IX	3,653.387	9.99	36,497
Non-Qualified X	11,135.916	10.01	111,471
Non-Qualified XII	1,338.829	10.05	13,455
Non-Qualified XIII	1,293,592.516	10.13	13,104,092
Non-Qualified XIV	1,677,193.428	10.11	16,956,426
Non-Qualified XV	582,518.392	10.10	5,883,436
Non-Qualified XVI	422,800.232	10.10	4,270,282
Non-Qualified XVIII	98,236.591	10.06	988,260
Non-Qualified XIX	264,685.709	10.07	2,665,385
Non-Qualified XX	15,501.898	10.03	155,484

	7,202,171.304		$75,519,050

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	130,039.680	$11.44	$1,487,654
Non-Qualified V (0.75)	332,102.803	11.65	3,868,998
Non-Qualified IX	17,478.032	11.33	198,026
Non-Qualified XX	12,229.471	11.31	138,315

	491,849.986		$5,692,993

ING Salomon Brothers Aggressive Growth Portfolio -Initial Class
Currently payable annuity contracts:			$1,843,029
Contracts in accumulation period:
Non-Qualified V	280,808.147	$15.69	4,405,880
Non-Qualified V (0.75)	230,508.620	16.48	3,798,782
Non-Qualified VII	1,552,598.878	14.96	23,226,879
Non-Qualified VIII	266,521.853	10.26	2,734,514
Non-Qualified IX	12,873.153	15.35	197,603
Non-Qualified X	13,528.233	15.69	212,258
Non-Qualified XII	635.008	9.00	5,715
Non-Qualified XIII	444,305.631	8.52	3,785,484
Non-Qualified XIV	578,148.623	8.33	4,815,978
Non-Qualified XV	185,081.266	8.24	1,525,070
Non-Qualified XVI	134,193.067	5.79	776,978
Non-Qualified XVIII	78,560.127	5.65	443,865
Non-Qualified XIX	101,220.884	5.69	575,947
Non-Qualified XX	723.457	15.05	10,888

	3,879,706.947		$48,358,870

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,298.590	$10.68	$35,229
Non-Qualified V (0.75)	3,046.354	10.72	32,657

	6,344.944		$67,886

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,312.538	$10.91	$14,320
Non-Qualified V (0.75)	10,099.797	10.94	110,492

	11,412.335		$124,812

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	292.078	$11.07	$3,233

	292.078		$3,233

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	274.070	$11.27	$3,089

	274.070		$3,089

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,350.584	$10.30	$137,511

	13,350.584		$137,511

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	810,722.534	$11.09	$8,990,913
Non-Qualified V (0.75)	1,021,433.957	11.14	11,378,774
Non-Qualified VII	1,689,424.476	11.69	19,749,372
Non-Qualified VIII	286,322.726	11.70	3,349,976
Non-Qualified IX	31,361.642	11.07	347,173
Non-Qualified X	27,390.078	11.09	303,756
Non-Qualified XII	2,043.771	11.14	22,768
Non-Qualified XIII	1,630,597.809	11.73	19,126,912
Non-Qualified XIV	1,300,667.956	11.70	15,217,815
Non-Qualified XV	502,343.766	11.69	5,872,399
Non-Qualified XVI	300,794.708	11.68	3,513,282
Non-Qualified XVIII	108,134.944	11.65	1,259,772
Non-Qualified XIX	140,391.683	11.66	1,636,967
Non-Qualified XX	5,717.424	11.12	63,578

	7,857,347.474		$90,833,457

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:			$6,484,222
Contracts in accumulation period:
Non-Qualified V	196,160.528	$21.41	4,199,797
Non-Qualified V (0.75)	344,626.143	22.50	7,754,088
Non-Qualified VII	1,536,642.600	26.93	41,381,785
Non-Qualified VIII	197,597.119	19.67	3,886,735
Non-Qualified IX	13,074.714	20.95	273,915
Non-Qualified X	9,402.683	21.41	201,311
Non-Qualified XII	1,949.554	13.30	25,929
Non-Qualified XX	7,203.301	14.53	104,664

	2,306,656.642		$64,312,446

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	248,139.475	$15.66	$3,885,864
Non-Qualified V (0.75)	195,565.393	16.45	3,217,051
Non-Qualified VI	19,101.857	13.29	253,864
Non-Qualified VII	1,141,400.387	15.34	17,509,082
Non-Qualified VIII	203,457.939	10.65	2,166,827
Non-Qualified IX	6,068.805	15.32	92,974
Non-Qualified X	114,960.418	15.66	1,800,280
Non-Qualified XI	9,247.616	13.29	122,901
Non-Qualified XII	439.812	10.93	4,807
Non-Qualified XIII	309,846.388	10.44	3,234,796
Non-Qualified XIV	433,550.288	10.21	4,426,548
Non-Qualified XV	146,851.762	10.10	1,483,203
Non-Qualified XVI	162,300.680	7.56	1,226,993
Non-Qualified XVIII	36,902.278	7.38	272,339
Non-Qualified XIX	76,813.160	7.44	571,490

	3,104,646.258		$40,269,019

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	49,772.536	$12.53	$623,650
Non-Qualified V (0.75)	187,238.330	12.77	2,391,033
Non-Qualified IX	1,685.994	12.42	20,940
Non-Qualified XII	624.205	12.74	7,952
Non-Qualified XX	12,292.066	14.68	180,448

	251,613.131		$3,224,023

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	666,186.648	$10.69	$7,121,535
Non-Qualified V (0.75)	934,232.171	10.73	10,024,311
Non-Qualified VII	3,280,731.318	10.88	35,694,357
Non-Qualified VIII	824,274.619	10.89	8,976,351
Non-Qualified IX	6,949.141	10.66	74,078
Non-Qualified X	22,006.765	10.69	235,252
Non-Qualified XII	5,386.764	10.73	57,800
Non-Qualified XIII	2,802,327.377	10.91	30,573,392
Non-Qualified XIV	3,045,908.605	10.89	33,169,945
Non-Qualified XV	991,075.294	10.88	10,782,899
Non-Qualified XVI	472,599.305	10.87	5,137,154
Non-Qualified XVIII	113,062.286	10.84	1,225,595
Non-Qualified XIX	288,982.853	10.85	3,135,464
Non-Qualified XX	8,585.461	10.71	91,950

	13,462,308.607		$146,300,083

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	143.890	$11.91	$1,714

	143.890		$1,714

ING VP Strategic Allocation Balanced Portfolio - Class I
Currently payable annuity contracts:			$4,785,887
Contracts in accumulation period:
Non-Qualified V	59,245.950	$17.76	1,052,208
Non-Qualified V (0.75)	66,485.220	18.65	1,239,949
Non-Qualified VII	688,961.140	17.47	12,036,151
Non-Qualified VIII	132,032.709	15.98	2,109,883
Non-Qualified IX	501.012	17.37	8,703
Non-Qualified X	2,679.075	18.30	49,027
Non-Qualified XX	2,924.677	12.95	37,875

	952,829.783		$21,319,683

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:			$3,150,580
Contracts in accumulation period:
Non-Qualified V	74,359.473	$18.62	1,384,573
Non-Qualified V (0.75)	128,491.658	19.56	2,513,297
Non-Qualified VII	354,898.334	18.31	6,498,188
Non-Qualified VIII	61,873.159	16.45	1,017,813
Non-Qualified IX	2,861.922	18.22	52,144
Non-Qualified X	10,400.959	19.19	199,594

	632,885.505		$14,816,189

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Income Portfolio - Class I
Currently payable annuity contracts:			$3,117,556
Contracts in accumulation period:
Non-Qualified V	53,837.374	$17.21	926,541
Non-Qualified V (0.75)	44,620.520	18.08	806,739
Non-Qualified VII	515,600.622	16.93	8,729,119
Non-Qualified VIII	175,247.317	15.95	2,795,195
Non-Qualified IX	847.698	16.84	14,275
Non-Qualified X	5,338.816	17.74	94,711

	795,492.347		$16,484,136

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:			$88,509,281
Contracts in accumulation period:
Non-Qualified 1964	958.666	$231.60	222,027
Non-Qualified V	2,705,207.427	21.58	58,378,376
Non-Qualified V (0.75)	4,723,187.764	22.67	107,074,667
Non-Qualified VI	882,308.974	20.29	17,902,049
Non-Qualified VII	2,526,477.515	21.28	53,763,442
Non-Qualified VIII	536,181.600	14.38	7,710,291
Non-Qualified IX	46,556.488	21.11	982,807
Non-Qualified X	1,152,265.639	22.04	25,395,935
Non-Qualified XI	19,249.393	20.73	399,040
Non-Qualified XII	33,368.489	9.12	304,321
Non-Qualified XIII	955,102.690	8.74	8,347,598
Non-Qualified XIV	978,108.149	8.55	8,362,825
Non-Qualified XV	348,895.063	8.45	2,948,163
Non-Qualified XVI	204,503.923	7.54	1,541,960
Non-Qualified XVIII	64,416.914	7.36	474,108
Non-Qualified XIX	130,040.198	7.42	964,898
Non-Qualified XX	39,141.861	13.09	512,367

	15,345,970.753		$383,794,155

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	42,180.128	$10.37	$437,408
Non-Qualified VIII	25,407.142	10.41	264,488
Non-Qualified XIII	451,060.282	10.49	4,731,622
Non-Qualified XIV	153,544.941	10.41	1,598,403
Non-Qualified XV	8,690.293	10.37	90,118
Non-Qualified XVI	557,398.284	10.36	5,774,646
Non-Qualified XVIII	94,714.341	10.24	969,875
Non-Qualified XIX	531,615.849	10.28	5,465,011

	1,864,611.260		$19,331,571

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	79,034.911	$10.10	$798,253
Non-Qualified VIII	32,595.927	10.14	330,523
Non-Qualified XIII	296,339.634	10.21	3,025,628
Non-Qualified XIV	219,715.190	10.14	2,227,912
Non-Qualified XV	51,640.344	10.10	521,567
Non-Qualified XVI	425,159.088	10.09	4,289,855
Non-Qualified XVIII	62,204.062	9.98	620,797
Non-Qualified XIX	265,195.248	10.02	2,657,256

	1,431,884.404		$14,471,791

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	1,005,671.050	$9.83	$9,885,746
Non-Qualified VIII	581,947.076	9.86	5,737,998
Non-Qualified XIII	746,884.345	9.92	7,409,093
Non-Qualified XIV	413,172.829	9.86	4,073,884
Non-Qualified XV	217,198.358	9.83	2,135,060
Non-Qualified XVI	416,956.847	9.82	4,094,516
Non-Qualified XVIII	68,542.718	9.73	666,921
Non-Qualified XIX	731,263.843	9.76	7,137,135

	4,181,637.066		$41,140,353

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	41,826.384	$10.31	$431,230
Non-Qualified VIII	1,375.426	10.34	14,222
Non-Qualified XIII	91,163.321	10.39	947,187
Non-Qualified XIV	117,591.773	10.34	1,215,899
Non-Qualified XV	34,943.330	10.31	360,266
Non-Qualified XVI	144,005.413	10.30	1,483,256
Non-Qualified XVIII	13,445.677	10.21	137,280
Non-Qualified XIX	124,833.724	10.24	1,278,297

	569,185.048		$5,867,637

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	21,830.882	$10.55	$230,316
Non-Qualified VIII	20,413.741	10.57	215,773
Non-Qualified XIII	162,266.221	10.62	1,723,267
Non-Qualified XIV	30,426.748	10.57	321,611
Non-Qualified XV	31,394.218	10.55	331,209
Non-Qualified XVI	65,740.150	10.54	692,901
Non-Qualified XVIII	9,160.828	10.46	95,822
Non-Qualified XIX	32,999.591	10.49	346,166

	374,232.379		$3,957,065

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	778,495.419	$10.15	$7,901,729
Non-Qualified VIII	118,304.705	10.17	1,203,159
Non-Qualified XIII	2,088,071.943	10.21	21,319,215
Non-Qualified XIV	2,322,605.471	10.17	23,620,898
Non-Qualified XV	1,234,136.401	10.15	12,526,484
Non-Qualified XVI	129,594.196	10.14	1,314,085
Non-Qualified XVIII	7,173.457	10.08	72,308
Non-Qualified XIX	101,896.465	10.10	1,029,154

	6,780,278.057		$68,987,032

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	581,092.093	$10.04	$5,834,165
Non-Qualified VIII	55,071.489	10.06	554,019
Non-Qualified XIII	1,086,355.411	10.09	10,961,326
Non-Qualified XIV	1,357,541.000	10.06	13,656,862
Non-Qualified XV	945,426.529	10.04	9,492,082
Non-Qualified XVI	81,465.528	10.04	817,914
Non-Qualified XVIII	7,435.724	9.99	74,283
Non-Qualified XIX	183,365.116	10.00	1,833,651

	4,297,752.890		$43,224,302

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	355,240.364	$10.10	$3,587,928
Non-Qualified VIII	60,032.726	10.12	607,531
Non-Qualified XIII	1,172,884.599	10.12	11,869,592
Non-Qualified XIV	1,010,785.389	10.09	10,198,825
Non-Qualified XV	522,936.444	10.08	5,271,199
Non-Qualified XVI	31,745.198	10.08	319,992
Non-Qualified XVIII	17,333.501	10.05	174,202
Non-Qualified XIX	25,789.363	10.06	259,441

	3,196,747.584		$32,288,710

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	67,404.752	$9.98	$672,699
Non-Qualified VIII	402.320	10.00	4,023
Non-Qualified XIII	789,828.680	9.98	7,882,490
Non-Qualified XIV	824,225.279	9.97	8,217,526
Non-Qualified XV	573,354.389	9.96	5,710,610
Non-Qualified XVI	57,653.170	9.96	574,226
Non-Qualified XVIII	2,275.719	9.94	22,621
Non-Qualified XIX	21,956.471	9.95	218,467

	2,337,100.780		$23,302,662

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	31,685.245	$9.99	$316,536
Non-Qualified VIII	19,416.276	10.00	194,163
Non-Qualified XIII	740,046.028	9.98	7,385,659
Non-Qualified XIV	863,579.618	9.97	8,609,889
Non-Qualified XV	484,478.180	9.97	4,830,247
Non-Qualified XVI	11,518.755	9.97	114,842
Non-Qualified XVIII	1,684.321	9.96	16,776
Non-Qualified XIX	23,210.869	9.96	231,180

	2,175,619.292		$21,699,292

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	18,727.243	$10.01	$187,460
Non-Qualified VIII	4,273.886	10.01	42,782
Non-Qualified XIII	418,106.083	10.02	4,189,423
Non-Qualified XIV	553,361.368	10.01	5,539,147
Non-Qualified XV	303,692.497	10.01	3,039,962
Non-Qualified XVI	541,136.148	10.01	5,416,773
Non-Qualified XVIII	197,030.455	10.01	1,972,275
Non-Qualified XIX	388,803.462	10.01	3,891,923

	2,425,131.142		$24,279,745

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	184,667.721	$3.98	$734,978
Non-Qualified V (0.75)	663,727.641	4.09	2,714,646
Non-Qualified VII	626,518.099	3.94	2,468,481
Non-Qualified VIII	56,741.781	3.98	225,832
Non-Qualified IX	21,304.082	3.92	83,512
Non-Qualified X	3,642.303	4.03	14,678
Non-Qualified XII	3,746.458	4.08	15,286
Non-Qualified XIII	377,307.356	4.04	1,524,322
Non-Qualified XIV	412,638.945	3.98	1,642,303
Non-Qualified XV	50,451.713	3.94	198,780
Non-Qualified XVI	130,803.771	4.11	537,604
Non-Qualified XVIII	26,587.736	4.01	106,617
Non-Qualified XIX	58,310.587	4.04	235,575
Non-Qualified XX	310.528	13.24	4,111

	2,616,758.721		$10,506,725

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I
Currently payable annuity contracts:			$2,676,223
Contracts in accumulation period:
Non-Qualified V	46,692.906	$15.45	721,405
Non-Qualified V (0.75)	239,129.982	16.14	3,859,558
Non-Qualified VII	284,276.810	15.23	4,329,536
Non-Qualified VIII	144,025.624	15.44	2,223,756
Non-Qualified IX	1,444.141	15.12	21,835
Non-Qualified XII	330.037	10.03	3,310
Non-Qualified XIII	477,361.654	9.24	4,410,822
Non-Qualified XIV	401,215.133	9.03	3,622,973
Non-Qualified XV	96,334.865	8.93	860,270
Non-Qualified XVI	94,444.631	5.91	558,168
Non-Qualified XVIII	10,481.854	5.77	60,480
Non-Qualified XIX	61,865.978	5.82	360,060
Non-Qualified XX	227.843	13.67	3,115

	1,857,831.458		$23,711,511

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:			$40,734,066
Contracts in accumulation period:
Non-Qualified V	209,639.332	$19.30	4,046,039
Non-Qualified V (0.75)	961,692.538	20.22	19,445,423
Non-Qualified VII	1,080,461.940	19.01	20,539,581
Non-Qualified VIII	444,521.176	18.96	8,428,122
Non-Qualified IX	15,813.847	18.88	298,565
Non-Qualified XII	7,604.893	11.77	89,510
Non-Qualified XIII	2,368,146.205	11.25	26,641,645
Non-Qualified XIV	1,983,341.967	11.00	21,816,762
Non-Qualified XV	864,908.467	10.87	9,401,555
Non-Qualified XVI	608,399.290	8.34	5,074,050
Non-Qualified XVIII	150,782.722	8.14	1,227,371
Non-Qualified XIX	278,871.572	8.20	2,286,747
Non-Qualified XX	95,128.653	13.56	1,289,945

	9,069,312.602		$161,319,381

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	113,380.484	$20.63	$2,339,039
Non-Qualified V (0.75)	699,184.282	21.44	14,990,511
Non-Qualified IX	8,898.369	20.24	180,103
Non-Qualified XII	30,048.331	22.30	670,078
Non-Qualified XX	7,610.205	16.06	122,220

	859,121.671		$18,301,951

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	96,702.560	$15.62	$1,510,494
Non-Qualified V (0.75)	491,004.556	16.23	7,969,004
Non-Qualified IX	7,192.440	15.33	110,260
Non-Qualified XII	15,806.727	17.45	275,827
Non-Qualified XX	3,126.884	16.32	51,031

	613,833.167		$9,916,616

ING VP International Equity Portfolio - Class I
Currently payable annuity contracts:			$2,432,343
Contracts in accumulation period:
Non-Qualified V	19,463.185	$10.89	211,954
Non-Qualified V (0.75)	67,615.700	11.31	764,734
Non-Qualified VII	212,377.344	10.75	2,283,056
Non-Qualified VIII	54,560.409	10.88	593,617
Non-Qualified XIII	349,029.950	10.41	3,633,402
Non-Qualified XIV	329,247.768	10.18	3,351,742
Non-Qualified XV	158,316.412	10.07	1,594,246
Non-Qualified XVI	180,345.115	8.20	1,478,830
Non-Qualified XVIII	18,075.708	8.00	144,606
Non-Qualified XIX	74,147.109	8.07	598,367

	1,463,178.700		$17,086,897

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:			$7,074,418
Contracts in accumulation period:
Non-Qualified V	36,008.016	$24.15	869,594
Non-Qualified V (0.75)	265,147.163	25.23	6,689,663
Non-Qualified VII	692,360.585	23.81	16,485,106
Non-Qualified VIII	221,559.147	24.13	5,346,222
Non-Qualified IX	2,578.771	23.63	60,936
Non-Qualified XII	21,145.601	17.39	367,722
Non-Qualified XIII	879,606.904	16.92	14,882,949
Non-Qualified XIV	657,269.389	16.54	10,871,236
Non-Qualified XV	169,005.305	16.36	2,764,927
Non-Qualified XVI	290,072.848	11.88	3,446,065
Non-Qualified XVIII	59,628.710	11.60	691,693
Non-Qualified XIX	237,992.586	11.69	2,782,133
Non-Qualified XX	416.438	15.40	6,413

	3,532,791.463		$72,339,077

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	38,388.178	$19.02	$730,143
Non-Qualified V (0.75)	137,082.071	19.87	2,723,821
Non-Qualified VII	398,293.491	18.76	7,471,986
Non-Qualified VIII	89,368.722	19.01	1,698,899
Non-Qualified IX	1,417.427	18.61	26,378
Non-Qualified XII	18,123.536	13.43	243,399
Non-Qualified XX	841.784	12.96	10,910

	683,515.209		$12,905,536

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	53,136.729	$9.94	$528,179
Non-Qualified XIV	50,102.179	9.94	498,016
Non-Qualified XV	5,494.379	9.94	54,614
Non-Qualified XVI	13,191.245	9.93	130,989
Non-Qualified XVIII	3,839.527	9.93	38,127
Non-Qualified XIX	18,782.330	9.93	186,509

	144,546.389		$1,436,434

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,171.723	$11.83	$25,691
Non-Qualified V (0.75)	8,377.412	11.93	99,943

	10,549.135		$125,634

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,383.352	$12.82	$517,715
Non-Qualified V (0.75)	227,187.969	13.11	2,978,434
Non-Qualified IX	7,471.256	12.68	94,736
Non-Qualified XII	25,887.896	13.08	338,614
Non-Qualified XX	2,632.361	14.33	37,722

	303,562.834		$3,967,221

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	6,964.168	$11.21	$78,068
Non-Qualified V (0.75)	25,740.414	11.46	294,985
Non-Qualified XII	558.413	11.43	6,383

	33,262.995		$379,436

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	324,577.850	$10.10	$3,278,236
Non-Qualified XIV	315,417.900	9.96	3,141,562
Non-Qualified XV	76,772.029	9.89	759,275
Non-Qualified XVI	160,698.692	9.87	1,586,096
Non-Qualified XVIII	40,741.014	9.66	393,558
Non-Qualified XIX	155,713.744	9.73	1,515,095

	1,073,921.229		$10,673,822

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,943.592	$15.43	$29,990
Non-Qualified V (0.75)	132,352.832	15.55	2,058,087
Non-Qualified XII	17,505.566	15.54	272,037

	151,801.990		$2,360,114

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	4,456.792	$8.00	$35,654
Non-Qualified V (0.75)	6,050.110	8.18	49,490
Non-Qualified XX	234.007	13.81	3,232

	10,740.909		$88,376

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	204,439.717	$7.62	$1,557,831
Non-Qualified XIV	247,139.418	7.51	1,856,017
Non-Qualified XV	99,877.165	7.46	745,084
Non-Qualified XVI	100,290.112	7.44	746,158
Non-Qualified XVIII	53,186.592	7.28	387,198
Non-Qualified XIX	105,236.112	7.34	772,433

	810,169.116		$6,064,721

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:			$41,586,329
Contracts in accumulation period:
Non-Qualified V	1,203,119.757	$26.44	31,810,486
Non-Qualified V (0.75)	833,499.869	27.78	23,154,626
Non-Qualified VI	36,375.039	22.33	812,255
Non-Qualified VII	1,052,872.011	25.64	26,995,638
Non-Qualified VIII	318,872.426	18.33	5,844,932
Non-Qualified IX	11,013.555	25.87	284,921
Non-Qualified X	189,049.632	27.01	5,106,231
Non-Qualified XI	1,850.218	22.82	42,222
Non-Qualified XII	11,908.823	13.14	156,482
Non-Qualified XIII	1,166,812.879	12.72	14,841,860
Non-Qualified XIV	924,758.290	12.44	11,503,993
Non-Qualified XV	416,856.976	12.30	5,127,341
Non-Qualified XVI	336,649.774	10.32	3,474,226
Non-Qualified XVIII	66,061.946	10.08	665,904
Non-Qualified XIX	185,603.944	10.16	1,885,736
Non-Qualified XX	91,214.600	12.91	1,177,580

	6,846,519.739		$174,470,762

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:			$11,730,174
Contracts in accumulation period:
Non-Qualified V	897,910.254	$19.27	17,302,731
Non-Qualified V (0.75)	1,039,871.497	20.25	21,057,398
Non-Qualified VI	21,883.092	17.69	387,112
Non-Qualified VII	1,183,071.479	18.70	22,123,437
Non-Qualified VIII	350,177.206	16.08	5,630,849
Non-Qualified IX	10,101.037	18.86	190,506
Non-Qualified X	170,189.657	19.52	3,322,102
Non-Qualified XI	1,200.063	17.92	21,505
Non-Qualified XII	1,754.268	14.47	25,384
Non-Qualified XIII	1,098,269.646	14.23	15,628,377
Non-Qualified XIV	1,238,718.859	13.91	17,230,579
Non-Qualified XV	454,455.572	13.75	6,248,764
Non-Qualified XVI	418,861.430	13.19	5,524,782
Non-Qualified XVIII	75,003.722	12.87	965,298
Non-Qualified XIX	242,868.629	12.98	3,152,435
Non-Qualified XX	3,884.223	11.62	45,135

	7,208,220.634		$130,586,568

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:			$3,736,952
Contracts in accumulation period:
Non-Qualified V	400,551.263	$14.12	5,655,784
Non-Qualified V (0.75)	947,243.047	14.83	14,047,614
Non-Qualified VI	9,560.099	13.84	132,312
Non-Qualified VII	2,849,755.488	13.84	39,440,616
Non-Qualified VIII	552,474.285	12.65	6,988,800
Non-Qualified IX	1,714.076	13.81	23,671
Non-Qualified X	165,286.280	14.12	2,333,842
Non-Qualified XII	5,598.002	12.00	67,176
Non-Qualified XIII	3,537,817.254	11.83	41,852,378
Non-Qualified XIV	4,622,461.462	11.57	53,481,879
Non-Qualified XV	2,374,290.256	11.44	27,161,881
Non-Qualified XVI	504,820.665	10.46	5,280,424
Non-Qualified XVIII	579,968.501	10.21	5,921,478
Non-Qualified XIX	778,026.190	10.29	8,005,890
Non-Qualified XX	9,105.196	10.23	93,146

	17,338,672.064		$214,223,843

ING VP Natural Resources Trust
Contracts in accumulation period:
Non-Qualified V	36,129.976	$23.60	$852,667
Non-Qualified V (0.75)	121,905.942	24.79	3,022,048
Non-Qualified VII	34,782.409	23.13	804,517
Non-Qualified IX	2,771.556	23.09	63,995
Non-Qualified X	881.986	23.60	20,815
Non-Qualified XII	2,099.752	18.44	38,719

	198,571.621		$4,802,761

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.045	$28.25	$19,127

	677.045		$19,127

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.793	$21.64	$11,118

	513.793		$11,118

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.073	$19.42	$5,536
Non-Qualified IX	96.166	18.09	1,740

	381.239		$7,276

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.474	$24.16	$4,336
Non-Qualified IX	78.804	22.50	1,773

	258.278		$6,109

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.230	$22.62	$5,954

	263.230		$5,954

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	111,334.529	$11.53	$1,283,687
Non-Qualified V (0.75)	550,422.685	11.79	6,489,483
Non-Qualified IX	1,657.946	11.40	18,901
Non-Qualified XII	1,312.851	11.76	15,439
Non-Qualified XX	3,696.330	14.01	51,786

	668,424.341		$7,859,296

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	118,881.593	$13.43	$1,596,580
Non-Qualified V (0.75)	297,357.679	13.73	4,082,721
Non-Qualified IX	13,830.266	13.28	183,666
Non-Qualified XII	474.107	13.70	6,495
Non-Qualified XX	3,369.800	16.06	54,119

	433,913.445		$5,923,581

MFS® Strategic Income Series
Contracts in accumulation period:
Non-Qualified VII	124,650.467	$13.84	$1,725,162
Non-Qualified VIII	23,605.088	14.05	331,651

	148,255.555		$2,056,813

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Aggressive Growth Fund/VA
Currently payable annuity contracts:			$2,520,527
Contracts in accumulation period:
Non-Qualified VII	431,343.606	$16.74	7,220,692
Non-Qualified VIII	149,832.776	16.97	2,542,662
Non-Qualified XIII	540,723.825	11.97	6,472,464
Non-Qualified XIV	635,715.226	11.70	7,437,868
Non-Qualified XV	161,193.689	11.57	1,865,011
Non-Qualified XVI	327,027.340	5.32	1,739,785
Non-Qualified XVIII	284,334.908	5.20	1,478,542
Non-Qualified XIX	250,921.960	5.24	1,314,831

	2,781,093.330		$32,592,382

Oppenheimer Global Securities Fund/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,377.122	$21.20	$71,595

	3,377.122		$71,595

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$7,675,332
Contracts in accumulation period:
Non-Qualified VII	991,796.305	$14.24	14,123,179
Non-Qualified VIII	369,340.552	14.43	5,329,584
Non-Qualified XIII	845,037.223	10.11	8,543,326
Non-Qualified XIV	1,287,552.655	9.89	12,733,896
Non-Qualified XV	488,568.430	9.77	4,773,314
Non-Qualified XVI	261,262.521	8.81	2,301,723
Non-Qualified XVIII	69,361.033	8.60	596,505
Non-Qualified XIX	275,366.664	8.67	2,387,429

	4,588,285.383		$58,464,288

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	1,639.564	$11.72	$19,216
Non-Qualified V (0.75)	1,820.082	11.76	21,404

	3,459.646		$40,620

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	54.991	$14.75	$811

	54.991		$811

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Admin Class
Contracts in accumulation period:
Non-Qualified V	7,645.552	$10.87	$83,107
Non-Qualified V (0.75)	131,689.790	10.96	1,443,320

	139,335.342		$1,526,427

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	123,630.363	$11.61	$1,435,349
Non-Qualified V (0.75)	214,565.457	11.87	2,546,892
Non-Qualified IX	2,811.726	11.48	32,279
Non-Qualified XII	12,604.643	11.84	149,239
Non-Qualified XX	7,256.790	13.95	101,232

	360,868.979		$4,264,991

Pioneer Fund VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	45.843	$10.61	$486
Non-Qualified V (0.75)	7,445.606	10.85	80,785

	7,491.449		$81,271

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V (0.75)	12,345.402	$10.81	$133,454

	12,345.402		$133,454

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	40,723.105	$15.24	$620,620
Non-Qualified V (0.75)	209,222.457	15.58	3,259,686
Non-Qualified IX	7,629.207	15.07	114,972
Non-Qualified XII	13,479.954	15.55	209,613
Non-Qualified XX	1,705.608	17.02	29,029

	272,760.331		$4,233,920

Wanger Select
Contracts in accumulation period:
Non-Qualified V	1,867.919	$12.45	$23,256
Non-Qualified V (0.75)	42,283.858	12.55	530,662

	44,151.777		$553,918

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	1,159.574	$12.72	$14,750
Non-Qualified V (0.75)	41,876.561	12.82	536,858

	43,036.135		$551,608

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVII

Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2005	44	$9.92 to $10.25	$448	—%	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	15,172	—	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	17,500	—	0.75% to 1.90%	27.10% to 28.59%
2002	2,233	$4.28 to $7.37	14,832	—	0.45% to 1.90%	-25.80% to -0.04%
2001	2,600	$5.77 to $9.84	23,509	7.71	0.45% to 2.25%	-24.75% to -23.82%
AIM V.I. Core Equity Fund - Series I Shares
2005	101	$8.49 to $8.93	893	0.08	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	31,830	0.91	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	34,908	0.97	0.75% to 2.25%	22.18% to 23.44%
2002	3,742	$5.14 to $7.67	29,940	0.30	0.75% to 2.25%	-17.19% to -16.21%
2001	4,491	$6.21 to $9.17	42,858	0.05	0.45% to 2.25%	-24.31% to -16.23%
AIM V.I. Government Securities Fund - Series I Shares
2005	1,029	$11.59 to $12.65	12,677	3.05	0.95% to 1.90%	-0.26% to 0.64%
2004	1,184	$11.62 to $12.57	14,556	3.70	0.95% to 1.90%	0.61% to 1.62%
2003	1,239	$11.55 to $12.37	15,026	1.78	0.95% to 1.90%	-0.86% to 0.08%
2002	2,139	$11.65 to $12.36	25,997	2.67	0.95% to 1.90%	0.07% to 8.01%
2001	819	$10.83 to $11.38	9,149	5.55	0.50% to 1.90%	4.38% to 5.40%
AIM V.I. Growth Fund - Series I Shares
2005	68	$6.10 to $6.41	433	—	0.75% to 1.50%	5.90% to 6.68%
2004	2,462	$4.56 to $12.89	16,959	—	0.75% to 1.90%	6.05% to 7.35%
2003	2,783	$4.30 to $6.62	18,067	—	0.75% to 1.90%	28.74% to 30.23%
2002	3,069	$3.34 to $5.09	14,946	—	0.75% to 1.90%	-32.29% to -31.49%
2001	3,912	$4.93 to $7.44	27,757	0.20	0.45% to 2.25%	-35.18% to -34.38%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Premier Equity Fund - Series I Shares
2005	65	$7.77 to $8.03	$522	0.03%	0.75% to 1.25%	4.44% to 4.83%
2004	4,062	$6.57 to $8.97	36,351	0.42	0.75% to 1.90%	3.79% to 5.08%
2003	5,018	$6.33 to $8.56	42,830	0.28	0.75% to 1.90%	22.67% to 24.23%
2002	5,969	$5.16 to $6.91	41,327	0.29	0.45% to 1.90%	-31.59% to -30.57%
2001	7,410	$7.54 to $10.00	74,008	2.16	0.45% to 2.25%	-14.24% to -9.62%
American Century VP Balanced Fund
2005	44	$20.37	887	1.92	1.40%	3.45%
2004	56	$19.69	1,069	1.83	1.40%	8.25%
2003	78	$18.19	1,420	2.75	1.40%	17.81%
2002	96	$15.44	1,483	2.84	1.40%	-10.82%
2001	118	$17.32	2,043	6.22	0.85% to 1.40%	-4.90%
American Century VP International Fund
2005	64	$16.67 to $18.23	1,168	1.10	1.25% to 1.40%	11.64% to 11.80%
2004	73	$14.91 to $16.33	1,196	0.55	1.25% to 1.40%	13.32% to 13.56%
2003	93	$13.13 to $14.41	1,346	0.75	1.25% to 1.40%	22.74% to 22.94%
2002	131	$10.68 to $11.74	1,539	0.83	1.25% to 1.40%	-21.49% to -21.37%
2001	185	$13.59 to $14.95	2,759	10.20	0.85% to 1.40%	-30.17% to -30.06%
Calvert Social Balanced Portfolio
2005	153	$12.57 to $23.83	2,190	1.77	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	2,229	1.66	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	2,228	1.98	0.75% to 1.40%	17.59% to 18.42%
2002	167	$9.61 to $17.86	1,775	2.79	0.75% to 1.40%	-13.38% to -12.81%
2001	158	$11.09 to $20.48	1,959	4.91	0.45% to 1.50%	-8.25% to -7.64%
Federated American Leaders Fund II
2005	1,104	$18.98 to $26.19	28,971	1.66	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	42,192	1.46	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	51,717	1.51	1.25% to 1.40%	25.92% to 26.06%
2002	2,720	$13.39 to $18.56	50,539	1.17	1.25% to 1.40%	-21.33% to -21.21%
2001	3,522	$16.99 to $23.59	83,193	2.06	0.85% to 1.40%	-5.56% to -5.42%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Capital Income Fund II
2005	232	$12.14 to $14.48	$3,367	5.79%	1.25% to 1.40%	4.78% to 5.02%
2004	373	$11.56 to $13.82	5,170	4.59	1.25% to 1.40%	8.39% to 8.54%
2003	505	$10.65 to $12.75	6,460	6.55	1.25% to 1.40%	18.94% to 19.13%
2002	653	$8.94 to $10.72	7,021	5.71	1.25% to 1.40%	-25.01% to -24.90%
2001	923	$11.90 to $14.29	13,230	3.57	0.85% to 1.40%	-14.94% to -14.81%
Federated Equity Income Fund II
2005	473	$13.99	6,708	2.27	1.40%	1.89%
2004	654	$13.73	9,093	2.05	1.25% to 1.40%	11.26%
2003	884	$12.34	11,005	1.89	1.25% to 1.40%	25.53%
2002	1,035	$9.83	10,264	2.11	1.25% to 1.40%	-21.85%
2001	1,384	$12.58	17,476	1.97	0.75% to 1.40%	-12.24%
Federated Fund for U.S. Government Securities II
2005	259	$15.92	4,124	4.54	1.40%	0.57%
2004	407	$15.83	6,444	5.03	1.25% to 1.40%	2.19%
2003	635	$15.49	9,833	3.85	1.25% to 1.40%	0.91%
2002	826	$15.35	12,674	3.65	1.40%	7.52%
2001	820	$14.28	11,702	3.90	0.85% to 1.40%	5.53%
Federated High Income Bond Fund II
2005	413	$17.91	7,437	9.23	1.40%	1.19%
2004	666	$15.13 to $17.70	11,845	7.82	1.25% to 1.40%	8.92% to 9.08%
2003	970	$13.87 to $16.25	15,774	7.68	1.25% to 1.40%	20.55% to 20.71%
2002	1,236	$11.49 to $13.48	16,683	10.52	1.25% to 1.40%	-0.03% to 0.12%
2001	1,548	$11.48 to $13.49	20,899	11.00	0.85% to 1.40%	-0.04% to 0.10%
Federated International Equity Fund II
2005	252	$15.85 to $17.06	4,318	—	1.25% to 1.40%	7.50% to 7.75%
2004	367	$14.71 to $15.87	5,865	—	1.25% to 1.40%	12.47% to 12.63%
2003	462	$13.06 to $14.11	6,565	—	1.25% to 1.40%	30.05% to 30.21%
2002	551	$10.03 to $10.85	6,024	—	1.25% to 1.40%	-23.84% to -23.73%
2001	767	$13.15 to $14.25	10,976	12.94	0.85% to 1.40%	-30.42% to -30.31%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2005	358	$23.81	$8,518	—%	1.40%	11.11%
2004	489	$21.43	10,473	—	1.40%	13.81%
2003	627	$18.83	11,813	—	1.40%	38.15%
2002	764	$13.63	10,415	—	1.40%	-27.38%
2001	1,117	$18.77	20,974	1.68	0.85% to 1.40%	-23.48%
Federated Prime Money Fund II
2005	197	$12.67	2,500	2.40	1.40%	1.28%
2004	266	$12.51	3,326	0.78	1.40%	-0.64%
2003	392	$12.59	4,930	0.71	1.40%	-0.71%
2002	583	$12.68	7,387	1.37	1.40%	0.00%
2001	695	$12.68	8,812	3.44	0.85% to 1.40%	2.28%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	482	$16.37 to $19.49	9,118	2.81	1.25% to 1.40%	2.58% to 2.70%
2004	631	$15.94 to $19.00	11,587	2.72	1.25% to 1.40%	4.00% to 4.18%
2003	681	$15.30 to $18.27	12,034	3.51	1.25% to 1.40%	16.30% to 16.53%
2002	728	$13.13 to $15.71	11,086	4.06	1.25% to 1.40%	-10.01% to -9.87%
2001	831	$14.57 to $17.45	14,094	6.08	0.85% to 1.40%	-5.44% to -5.30%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	14,205	$11.82 to $31.73	286,196	0.28	0.75% to 1.90%	14.76% to 16.07%
2004	13,694	$10.30 to $27.52	243,399	0.31	0.75% to 1.90%	13.19% to 14.61%
2003	11,483	$9.10 to $24.17	188,055	0.43	0.75% to 1.90%	-29.37% to 27.50%
2002	10,912	$7.22 to $19.81	145,571	0.86	0.45% to 1.90%	-11.07% to 78.65%
2001	11,618	$8.12 to $21.96	173,999	3.56	0.45% to 1.90%	-13.93% to -3.25%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	11,050	$11.74 to $26.48	191,800	1.68	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31 to $25.37	218,459	1.49	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33 to $23.07	192,149	1.64	0.75% to 1.90%	27.85% to 29.33%
2002	11,480	$8.08 to $17.95	146,420	1.78	0.75% to 1.90%	-18.53% to -17.57%
2001	12,170	$9.92 to $21.92	193,019	6.26	0.45% to 1.90%	-6.77% to -5.67%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP Growth Portfolio - Initial Class
2005	6,697	$6.49 to $24.43	$90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41	109,798	0.28	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97	125,864	0.26	0.75% to 1.90%	30.44% to 31.85%
2002	9,473	$4.73 to $17.54	98,180	0.26	0.45% to 1.90%	-31.44% to -30.42%
2001	10,633	$6.90 to $25.45	167,319	7.26	0.45% to 1.90%	-19.23% to -18.23%
Fidelity® VIP High Income Portfolio - Initial Class
2005	3,628	$8.87 to $13.08	39,781	14.63	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92	47,964	8.75	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96	56,970	6.32	0.95% to 2.25%	24.90% to 26.10%
2002	4,489	$6.46 to $9.53	36,456	10.78	0.95% to 2.25%	1.48% to 2.46%
2001	4,973	$6.34 to $9.34	39,385	13.71	0.50% to 2.25%	-13.42% to -12.58%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	2,538	$19.27 to $22.90	56,445	1.88	1.25% to 1.40%	3.34% to 3.49%
2004	3,269	$18.62 to $22.16	70,298	1.34	1.25% to 1.40%	9.11% to 9.21%
2003	3,762	$17.05 to $20.31	74,266	1.44	1.25% to 1.40%	26.62% to 26.86%
2002	4,125	$13.44 to $16.04	64,190	1.38	1.25% to 1.40%	-23.34% to -23.22%
2001	4,961	$17.51 to $20.93	100,783	1.20	0.85% to 1.40%	-13.34% to -13.21%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	105	$16.40 to $16.68	1,759	3.82	1.25% to 1.40%	0.79% to 0.92%
2004	118	$16.25 to $16.55	1,958	4.38	1.25% to 1.40%	2.99% to 3.11%
2003	140	$15.76 to $16.07	2,244	4.39	1.25% to 1.40%	3.74% to 3.89%
2002	187	$15.17 to $15.49	2,890	4.05	1.25% to 1.40%	8.80% to 8.96%
2001	217	$13.92 to $14.24	3,084	5.86	0.85% to 1.40%	6.94% to 7.10%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	808	$12.98 to $19.38	15,059	0.62	0.75% to 1.50%	17.27% to 18.18%
2004	986	$10.99 to $16.51	15,669	1.18	0.75% to 1.50%	11.93% to 12.79%
2003	979	$9.75 to $14.74	13,904	0.58	0.75% to 1.50%	41.30% to 42.34%
2002	654	$6.85 to $10.42	6,617	0.85	0.75% to 1.50%	-21.47% to -20.88%
2001	770	$8.67 to $13.26	9,914	13.97	0.45% to 1.50%	-22.35% to -21.76%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Franklin Small Cap Value Securities Fund - Class 2
2005	278	$15.62 to $16.16	$4,461	0.61%	0.75% to 1.50%	7.13% to 8.02%
2004	294	$14.58 to $14.96	4,384	0.04	0.75% to 1.50%	22.18% to 22.82%
2003	55	$12.02 to $12.18	662	0.19	0.75% to 1.25%	30.59% to 31.11%
2002	39	$9.22 to $9.29	365	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series L
2005	3,997	$9.80 to $10.29	40,061	3.77	1.45% to 2.40%	0.00% to 0.88%
2004	5,199	$9.80 to $10.20	51,909	3.99	1.45% to 2.40%	-1.90% to -0.87%
2003	6,598	$9.99 to $10.29	66,868	3.48	1.45% to 2.40%	1.01% to 1.98%
2002	7,535	$9.89 to $10.09	75,255	0.05	1.45% to 2.40%	0.22% to 1.20%
2001	8,101	$9.87 to $9.97	80,345	4.63	1.35% to 2.40%	-1.53% to -0.46%
ING GET Fund - Series M
2005	6,021	$9.86 to $10.33	60,670	4.60	1.45% to 2.40%	-0.20% to 0.78%
2004	7,647	$9.88 to $10.25	76,815	4.34	1.45% to 2.40%	-1.59% to -0.68%
2003	9,320	$10.04 to $10.32	94,718	3.54	1.45% to 2.40%	1.31% to 2.38%
2002	11,558	$9.91 to $10.08	115,381	0.03	1.45% to 2.40%	1.12% to 2.10%
2001	12,531	$9.80 to $9.87	123,165	(a)	1.45% to 2.40%	(a)
ING GET Fund - Series N
2005	4,855	$10.04 to $10.49	49,719	3.76	1.45% to 2.40%	-0.30% to 0.67%
2004	6,188	$10.07 to $10.42	63,310	3.42	1.45% to 2.40%	-0.79% to 0.19%
2003	7,482	$10.15 to $10.40	76,785	2.65	1.45% to 2.40%	1.81% to 2.77%
2002	8,982	$9.97 to $10.12	90,143	0.02	1.45% to 2.40%	-2.77% to -1.82%
2001	10,181	$10.25 to $10.31	104,606	(a)	(a)	(a)
ING GET Fund - Series P
2005	3,584	$9.82 to $10.24	35,843	3.77	1.45% to 2.40%	-1.11% to -0.10%
2004	4,760	$9.93 to $10.25	47,889	3.64	1.45% to 2.40%	-1.00% to 0.00%
2003	5,731	$10.03 to $10.25	58,003	2.56	1.45% to 2.40%	1.42% to 2.40%
2002	7,680	$9.89 to $10.01	76,334	0.04	1.45% to 2.40%	-1.16% to -0.20%
2001	8,288	$10.00 to $10.03	83,012	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series Q
2005	3,101	$10.12 to $10.52	$31,948	3.93%	1.45% to 2.40%	-0.88% to 0.10%
2004	3,662	$10.21 to $10.51	37,872	3.57	1.45% to 2.40%	-0.49% to 0.38%
2003	4,282	$10.26 to $10.47	44,336	—	1.45% to 2.40%	2.60% to 3.66%
2002	5,460	$10.00 to $10.10	54,826	3.81	1.45% to 2.40%	0.00% to 0.97%
2001	162	$10.00	1,620	(a)	(a)	(a)
ING GET Fund - Series R
2005	2,426	$10.37 to $10.76	25,579	3.44	1.45% to 2.40%	-0.77% to 0.28%
2004	3,152	$10.45 to $10.73	33,352	3.22	1.45% to 2.40%	0.29% to 1.23%
2003	3,634	$10.42 to $10.60	38,175	0.01	1.45% to 2.40%	3.58% to 4.54%
2002	4,312	$10.06 to $10.14	43,556	(b)	1.45% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2005	2,994	$10.31 to $10.84	31,376	2.52	1.00% to 2.40%	-0.58% to 0.84%
2004	3,472	$10.37 to $10.75	36,434	2.65	1.00% to 2.40%	0.19% to 1.70%
2003	4,236	$10.35 to $10.57	44,140	0.10	1.00% to 2.40%	3.40% to 4.86%
2002	5,334	$10.01 to $10.08	53,553	(b)	1.00% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series T
2005	2,299	$10.33 to $10.66	24,062	2.62	1.45% to 2.40%	-0.86% to 0.09%
2004	2,687	$10.42 to $10.65	28,261	2.80	1.45% to 2.40%	0.19% to 1.14%
2003	3,062	$10.40 to $10.53	32,020	0.14	1.45% to 2.40%	3.38% to 4.36%
2002	3,908	$10.06 to $10.09	39,378	(b)	1.45% to 2.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series U
2005	2,214	$10.48 to $10.80	23,508	2.19	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59 to $10.80	27,273	1.91	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49 to $10.60	30,078	—	1.45% to 2.40%	5.21% to 6.00%
2002	50	$9.99 to $10.00	503	(b)	0.95% to 1.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET Fund - Series V
2005	4,571	$9.53 to $9.79	$44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85	55,481	1.00	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77	74,677	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	16	$12.45 to $12.51	201	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds Growth Portfolio
2005	1,596	$11.89 to $12.03	20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49 to $10.50	1,774	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds Growth-Income Portfolio
2005	1,896	$10.70 to $10.82	22,150	0.42	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36 to $10.37	2,347	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds International Portfolio
2005	2,168	$12.57 to $12.71	27,749	0.53	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59 to $10.61	9,074	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Evergreen Health Sciences Portfolio - Class S
2005	45	$11.21 to $11.24	$505	(e)%	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2005	1,492	$10.17 to $11.36	17,454	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMR SM Diversified Mid Cap Portfolio - Service Class
2005	30	$11.82 to $11.86	356	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMR SM Earnings Growth Portfolio - Institutional Class
2005	2,299	$9.90 to $10.57	25,074	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2005	110	$10.97	1,210	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	195	$13.38 to $13.45	$2,620	(e)%	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Equity Portfolio - Institutional Class
2005	803	$11.36 to $11.44	9,171	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	1	$11.33	16	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2005	4,224	$10.62 to $10.69	45,057	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	300	$10.64 to $10.65	3,197	(e)	1.25% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Julius Baer Foreign Portfolio - Service Class
2005	163	$13.31 to $13.42	$2,191	0.08%	0.75% to 1.25%	14.51%
2004	21	$11.72	242	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Institutional Class
2005	3,079	$11.41 to $11.53	37,805	-	0.95% to 1.90%	4.20% to 5.20%
2004	80	$10.95 to $10.96	882	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service Class
2005	64	$11.46 to $11.52	731	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
2005	50	$10.55 to $10.58	532	(e)	0.95% to 1.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Service 1 Class
2005	220	$10.44 to $10.48	2,302	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
2005	333	$10.32 to $10.35	$3,437	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Portfolio - Service 1 Class
2005	383	$10.24 to $10.27	3,932	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2005	18	$11.39 to $11.42	210	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio - Service Class
2005	677	$12.37 to $12.47	8,410	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Mercury Large Cap Growth Portfolio - Service Class
2005	146	$11.59 to $11.67	1,700	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2005	13,910	$10.39 to $10.46	$145,082	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2005	187	$12.59 to $13.03	2,374	2.65	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39 to $12.85	1,922	2.76	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29 to $11.33	401	(c)	0.75% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Utilities Portfolio - Service Class
2005	41	$11.39 to $11.45	469	(e)	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	140	$11.00 to $11.08	1,589	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2005	2	$11.02	27	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2005	284	$10.48 to $10.54	$2,987	(e)%	0.75% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2005	2,096	$10.95 to $11.02	27,255	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	80	$10.93 to $10.97	878	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	333	$14.18 to $14.98	4,775	1.58	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81 to $14.63	2,335	1.25	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17 to $12.22	704	(c)	0.75% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Allocation Portfolio - Service Class
2005	708	$10.78 to $10.85	7,663	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Growth and Income Portfolio - Service Class
2005	121	$11.02 to $11.08	$1,341	(e)%	0.75% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2005	12	$11.02 to $13.27	130	1.16	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02 to $13.23	387	1.06	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14 to $12.14	179	0.65	0.75% to 1.25%	29.67%
2002	2	$7.82	14	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Select Portfolio - Initial Class
2005	6,054	$10.14 to $10.75	69,123	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small Cap Value Portfolio - Service Class
2005	107	$13.68 to $16.02	1,511	0.24	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87 to $15.00	1,034	—	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81 to $12.48	561	0.16	0.75% to 1.25%	16.24% to 34.53%
2002	20	$8.11 to $9.30	173	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2005	248	$15.20 to $17.25	3,883	—	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37 to $16.22	2,941	—	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40 to $12.79	1,381	—	0.75% to 1.50%	18.29% to 32.34%
2002	21	$8.72 to $9.68	193	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Davis Venture Value Portfolio - Service Class
2005	83	$11.31 to $14.15	$982	—%	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05 to $13.75	1,483	—	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34 to $12.80	1,215	0.75	0.75% to 1.50%	39.53%
2002	1	$7.69	5	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Service Class
2005	2	$11.46 to $11.68	19	2.04	0.75% to 1.25%	4.37% to 4.94%
2004	7	$10.98 to $11.13	79	—	0.75% to 1.25%	9.12%
2003	1	$10.20	6	(c)	0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2005	35	$10.61 to $12.72	379	0.29	0.75% to 1.25%	0.57% to 1.12%
2004	29	$10.55 to $12.61	315	—	0.75% to 1.25%	7.43% to 7.98%
2003	2	$9.82 to $11.70	25	—	0.75% to 1.25%	22.68%
2002	2	$8.07	18	(b)	0.75% to 0.80%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	3,204	$8.99 to $26.17	43,806	0.75	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96	44,030	1.15	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30	34,019	1.05	0.75% to 1.90%	27.05% to 28.48%
2002	2,909	$5.62 to $15.80	24,044	0.62	0.75% to 1.90%	-19.64% to -18.69%
2001	2,892	$7.00 to $19.44	30,449	25.04	0.45% to 2.25%	-28.33% to -27.48%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	137	$14.89 to $17.10	2,101	0.28	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93 to $15.92	2,215	0.21	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73 to $13.32	678	0.48	0.75% to 1.50%	28.46% to 29.02%
2002	9	$9.17 to $9.20	87	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Capital Opportunities Portfolio - Initial Class
2005	2,322	$6.16 to $27.83	$30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61	38,224	0.42	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64	39,287	0.20	0.75% to 1.90%	25.68% to 27.14%
2002	3,869	$4.44 to $20.94	35,741	—	0.45% to 1.90%	-31.49% to -30.48%
2001	4,710	$6.49 to $30.11	62,832	19.25	0.45% to 2.25%	-26.19% to -25.29%
ING OpCap Balanced Value Portfolio - Service Class
2005	121	$11.26 to $14.11	1,444	0.39	0.75% to 1.50%	1.17% to 1.94%
2004	180	$11.13 to $13.87	2,116	1.01	0.75% to 1.50%	8.69% to 9.42%
2003	116	$10.24 to $12.69	1,250	1.66	0.75% to 1.50%	28.66%
2002	2	$8.34 to $8.37	15	(b)	0.80% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Initial Class
2005	15,774	$11.62 to $12.04	193,562	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2005	7,202	$9.99 to $10.13	75,516	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2005	492	$11.31 to $11.65	5,693	1.55	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18 to $11.50	3,885	—	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82 to $11.10	2,613	3.68	0.75% to 1.50%	0.93% to 3.26%
2002	119	$10.70 to $10.75	1,275	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	3,880	$5.65 to $16.48	$48,357	—%	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90	53,255	—	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68	58,639	—	0.75% to 1.90%	35.59% to 37.25%
2002	6,053	$3.54 to $9.97	47,008	—	0.45% to 1.90%	-36.54% to -35.60%
2001	7,478	$5.58 to $15.53	91,535	6.31	0.45% to 2.25%	-26.64% to -25.74%
ING Solution 2015 Portfolio - Service Class
2005	6	$10.68 to $10.72	68	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2005	11	$10.91 to $10.94	125	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2035 Portfolio - Service Class
2005	—	$11.07	3	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2045 Portfolio - Service Class
2005	—	$11.27	3	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Solution Income Portfolio - Service Class
2005	13	$10.30	$138	(e)%	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	7,857	$11.07 to $11.73	90,830	(e)	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	2,307	$13.30 to $26.93	64,310	0.49	0.75% to 1.50%	4.59% to 5.39%
2004	2,801	$12.62 to $25.72	73,921	0.15	0.75% to 1.50%	8.39% to 9.21%
2003	3,123	$11.57 to $23.71	74,887	0.15	0.75% to 1.50%	28.96% to 30.00%
2002	3,205	$8.90 to $18.37	58,443	0.19	0.45% to 1.50%	-24.44% to -23.64%
2001	3,768	$11.70 to $24.29	89,395	15.41	0.45% to 2.25%	-11.56% to -10.85%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	3,105	$7.38 to $16.45	40,268	0.88	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16	43,678	0.77	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31	42,940	0.57	0.75% to 1.90%	22.69% to 24.04%
2002	4,627	$4.98 to $10.73	40,669	0.20	0.75% to 1.90%	-26.32% to -25.45%
2001	5,830	$6.77 to $14.39	69,394	20.49	0.45% to 1.90%	-22.40% to -21.48%
ING Van Kampen Comstock Portfolio - Service Class
2005	252	$12.42 to $14.68	3,224	0.60	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18 to $14.32	3,726	—	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64 to $12.38	899	0.77	0.75% to 1.25%	28.04% to 28.69%
2002	38	$8.31 to $8.34	319	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2005	13,462	$10.66 to $10.91	$146,295	(e)%	0.75% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	—	$11.91	2	—	0.75%	7.01%
2004	12	$10.36 to $11.13	137	—	0.75% to 1.50%	8.94% to 9.76%
2003	5	$9.51 to $10.14	53	0.01	0.75% to 1.50%	25.47%
2002	—	$8.01	428	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	953	$12.95 to $18.65	21,319	1.57	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45 to $17.95	20,822	1.30	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19 to $16.41	16,937	1.41	0.75% to 2.25%	17.79% to 18.57%
2002	977	$12.03 to $13.84	14,344	2.50	0.45% to 1.40%	-10.81% to -9.94%
2001	1,082	$13.47 to $15.41	17,390	2.50	0.45% to 2.25%	-8.30% to -7.65%
ING VP Strategic Allocation Growth Portfolio - Class I
2005	633	$16.45 to $19.56	14,815	1.22	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68 to $18.56	15,631	1.04	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18 to $16.69	14,808	0.87	0.75% to 2.25%	22.52% to 23.45%
2002	835	$11.55 to $13.52	11,257	1.75	0.75% to 2.25%	-15.04% to -14.40%
2001	898	$13.56 to $15.80	13,876	1.59	0.45% to 2.25%	-12.87% to -12.21%
ING VP Strategic Allocation Income Portfolio - Class I
2005	795	$15.95 to $18.08	16,483	1.95	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55 to $17.54	18,730	1.82	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58 to $16.37	19,422	2.31	0.75% to 1.40%	12.05% to 12.82%
2002	1,237	$12.99 to $14.51	20,088	3.32	0.75% to 1.40%	-5.69% to -0.78%
2001	1,380	$10.79 to $15.29	23,347	4.36	0.45% to 2.25%	-3.75% to -3.11%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Growth and Income Portfolio - Class I
2005	15,346	$7.36 to $231.60	$383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86	423,357	2.31	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58	455,361	—	0.75% to 2.25%	-24.93% to 25.16%
2002	24,165	$5.28 to $162.71	415,966	0.84	0.45% to 1.90%	-26.42% to 60.86%
2001	29,079	$7.17 to $219.66	663,646	0.60	0.45% to 2.25%	-19.96% to -18.98%
ING GET U.S. Core Portfolio - Series 1
2005	1,865	$10.24 to $10.49	19,331	2.38	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32 to $10.48	23,042	0.68	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22 to $10.28	25,945	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 2
2005	1,432	$9.98 to $10.21	14,471	2.63	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14 to $10.27	19,803	0.10	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02 to $10.05	24,501	(c)	1.45% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 3
2005	4,182	$9.73 to $9.92	41,138	1.97	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99	54,614	—	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00	1,965	(c)	0.95% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 4
2005	569	$10.21 to $10.39	5,868	1.74	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33 to $10.41	8,173	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 5
2005	374	$10.46 to $10.62	$3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44 to $10.50	4,428	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2005	6,780	$10.08 to $10.21	68,984	0.38	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06 to $10.09	88,090	(d)	1.45% to 2.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 7
2005	4,298	$9.99 to $10.09	43,222	0.06	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00	57,015	(d)	0.95% to 1.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 8
2005	3,197	$10.05 to $10.12	32,287	(e)	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 9
2005	2,337	$9.94 to $10.00	23,302	(e)	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 10
2005	2,176	$9.96 to $10.00	$21,698	(e)%	1.45% to 2.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2005	2,425	$10.01 to $10.02	24,279	(e)	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2005	2,617	$3.92 to $13.24	10,507	—	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96	10,373	—	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23	13,372	—	0.75% to 1.90%	42.64% to 44.62%
2002	2,536	$2.55 to $2.67	6,564	—	0.75% to 1.90%	-42.40% to -41.72%
2001	2,631	$4.42 to $4.62	11,745	—	0.45% to 1.90%	-24.42% to -23.54%
ING VP Growth Portfolio - Class I
2005	1,858	$5.77 to $16.14	23,711	0.68	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86	28,081	0.12	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97	32,091	—	0.75% to 1.90%	27.75% to 29.46%
2002	3,203	$4.00 to $10.80	28,286	—	0.75% to 1.90%	-30.30% to -29.47%
2001	4,148	$5.73 to $15.31	52,088	12.13	0.45% to 2.25%	-28.45% to -27.61%
ING VP Index Plus LargeCap Portfolio - Class I
2005	9,069	$8.14 to $20.22	161,314	1.24	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33	182,362	1.01	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61	186,926	1.03	0.75% to 2.25%	23.89% to 25.16%
2002	13,185	$5.86 to $14.07	154,417	0.24	0.45% to 2.25%	-23.02% to -21.88%
2001	15,160	$7.62 to $18.06	224,762	4.07	0.45% to 2.25%	-15.27% to -5.62%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2005	859	$16.06 to $22.30	$18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59 to $20.23	18,233	0.40	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63 to $17.49	15,032	0.44	0.75% to 1.50%	30.49% to 31.40%
2002	925	$12.33 to $13.31	11,779	0.50	0.45% to 1.50%	-13.40% to -12.49%
2001	631	$14.24 to $15.26	9,214	6.54	0.45% to 1.50%	-2.80% to 12.09%
ING VP Index Plus SmallCap Portfolio - Class I
2005	614	$15.33 to $17.45	9,917	0.31	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45 to $16.34	8,963	0.14	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02 to $13.49	6,712	0.16	0.75% to 1.50%	34.15% to 35.13%
2002	464	$8.96 to $9.99	4,275	0.19	0.75% to 1.50%	-14.50% to -13.86%
2001	225	$10.48 to $11.60	2,411	3.71	0.45% to 1.50%	0.87% to 1.64%
ING VP International Equity Portfolio - Class I
2005	1,463	$8.00 to $11.31	17,086	0.92	0.75% to 1.90%	14.61% to 16.00%
2004	1,353	$6.98 to $9.75	13,340	1.15	0.75% to 1.90%	14.99% to 16.21%
2003	993	$6.07 to $8.39	8,924	0.89	0.75% to 1.90%	29.42% to 31.09%
2002	836	$4.69 to $6.40	5,228	0.22	0.75% to 1.90%	-28.07% to -27.23%
2001	954	$6.51 to $8.79	7,991	0.12	0.45% to 2.25%	-25.34% to -24.45%
ING VP Small Company Portfolio - Class I
2005	3,533	$11.60 to $25.23	72,337	0.14	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72 to $23.05	82,870	0.28	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30	80,458	0.24	0.75% to 1.90%	34.84% to 36.42%
2002	4,213	$7.09 to $14.88	52,158	0.52	0.45% to 1.90%	-24.69% to -23.57%
2001	3,814	$9.41 to $19.53	62,576	3.89	0.45% to 2.25%	0.50% to 3.22%
ING VP Value Opportunity Portfolio - Class I
2005	684	$12.96 to $19.87	12,906	1.88	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23 to $18.71	16,285	0.82	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21 to $17.11	18,645	0.76	0.75% to 1.50%	22.79% to 23.63%
2002	1,272	$9.36 to $13.84	17,001	0.44	0.45% to 1.50%	-27.07% to -26.30%
2001	1,441	$12.75 to $18.83	26,362	5.21	0.45% to 1.50%	-10.97% to 0.58%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Value Opportunity Portfolio - Class S
2005	145	$9.93 to $9.94	$1,436	(e)%	0.95% to 1.90%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Financial Services Portfolio - Class I
2005	11	$11.83 to $11.93	126	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value Portfolio - Class I
2005	304	$12.68 to $14.33	3,967	2.79	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76 to $13.22	2,980	1.29	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17 to $11.37	1,199	1.60	0.75% to 1.50%	15.86% to 29.02%
2002	49	$7.95 to $8.83	404	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class I
2005	33	$11.21 to $11.46	379	—	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28 to $13.84	340	—	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45	905	—	0.75% to 1.25%	34.83% to 35.58%
2002	11	$6.89 to $6.97	76	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class S
2005	1,074	$9.66 to $10.10	10,674	—	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26	10,784	—	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41	6,818	—	0.95% to 1.90%	34.21% to 35.43%
2002	418	$6.11 to $6.21	2,583	—	0.95% to 1.90%	-27.40% to -26.70%
2001	102	$8.42 to $8.48	865	(a)	0.95% to 1.90%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Real Estate Portfolio - Class I
2005	152	$15.43 to $15.55	$2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88 to $13.93	1,193	(d)	0.75% to 1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities Portfolio - Class I
2005	11	$8.00 to $13.81	88	—	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78	970	—	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71	1,392	—	0.75% to 1.50%	36.95% to 37.45%
2002	12	$4.98 to $5.02	58	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class S
2005	810	$7.28 to $7.62	6,065	—	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07	5,342	—	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49	4,528	—	0.95% to 1.90%	35.62% to 37.21%
2002	376	$4.66 to $4.73	1,772	—	0.95% to 1.90%	-44.82% to -44.28%
2001	151	$8.44 to $8.50	1,280	(a)	0.95% to 1.90%	(a)
ING VP Balanced Portfolio - Class I
2005	6,847	$10.08 to $27.78	174,465	2.33	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84	189,559	2.00	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72	172,818	1.94	0.75% to 2.25%	16.65% to 18.00%
2002	7,046	$7.87 to $26.80	148,868	1.07	0.45% to 2.25%	-12.01% to -10.71%
2001	8,277	$8.94 to $30.01	189,948	5.84	0.45% to 2.25%	-6.04% to 0.46%
ING VP Intermediate Bond Portfolio - Class I
2005	7,208	$11.62 to $20.25	130,583	3.70	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37 to $19.78	137,880	7.97	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94 to $19.00	143,435	1.80	0.75% to 2.25%	4.22% to 5.51%
2002	9,939	$11.86 to $18.01	164,563	3.25	0.75% to 2.25%	6.28% to 7.53%
2001	9,525	$11.16 to $16.75	144,459	6.51	0.45% to 2.25%	6.67% to 7.93%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Money Market Portfolio - Class I
2005	17,339	$10.21 to $14.83	$214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10 to $14.51	192,781	1.13	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02 to $14.46	173,894	1.89	0.75% to 2.25%	-1.07% to 0.14%
2002	19,939	$10.30 to $14.44	262,556	3.85	0.75% to 2.25%	-0.31% to 0.86%
2001	22,423	$10.33 to $48.45	293,027	4.69	0.45% to 2.25%	1.33% to 3.16%
ING VP Natural Resources Trust
2005	199	$18.44 to $24.79	4,803	0.03	0.75% to 1.50%	40.71% to 41.82%
2004	111	$16.41 to $17.48	1,861	0.95	0.75% to 1.50%	11.03% to 11.76%
2003	116	$14.78 to $15.64	1,732	—	0.75% to 1.50%	28.52% to 29.58%
2002	135	$11.48 to $12.07	1,567	0.19	0.75% to 1.50%	-3.56% to -2.83%
2001	166	$11.90 to $12.42	2,003	—	0.45% to 1.50%	-17.19% to -16.57%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2005	1	$28.25	19	—	0.75%	7.17%
2004	9,164	$9.95 to $27.77	156,790	2.08	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95	186,531	2.17	0.75% to 1.90%	-46.48% to 13.18%
2002	13,695	$8.35 to $23.08	197,825	2.41	0.45% to 1.90%	-8.22% to 109.99%
2001	15,239	$9.10 to $25.02	240,241	2.63	0.45% to 1.90%	-6.53% to -5.42%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2005	1	$21.64	11	—	0.75%	1.22%
2004	794	$11.46 to $21.38	15,748	5.17	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13 to $20.72	22,158	4.66	0.75% to 1.50%	4.82% to 5.61%
2002	1,538	$12.85 to $19.62	28,392	4.45	0.45% to 1.50%	8.83% to 9.98%
2001	1,415	$11.72 to $17.89	23,940	5.95	0.45% to 1.50%	-0.78% to 6.93%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2005	—	$18.09 to $19.42	7	—	0.75% to 1.50%	2.73% to 3.52%
2004	6,667	$5.85 to $21.12	84,481	0.13	0.75% to 1.90%	2.45% to 3.70%
2003	8,493	$5.71 to $20.49	105,326	0.08	0.75% to 1.90%	29.19% to 30.80%
2002	10,142	$4.42 to $15.78	98,503	—	0.45% to 1.90%	-27.91% to -26.84%
2001	13,150	$6.13 to $21.78	176,779	0.26	0.45% to 2.25%	-26.17% to -25.27%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2005	—	$22.50 to $24.16	$6	—%	0.75% to 1.50%	10.62% to 11.44%
2004	7,231	$4.59 to $21.68	94,264	—	0.75% to 1.90%	18.30% to 19.85%
2003	7,749	$3.88 to $18.09	88,717	—	0.75% to 1.90%	32.77% to 34.10%
2002	8,940	$2.92 to $15.64	77,233	—	0.45% to 1.90%	-29.31% to -28.26%
2001	11,480	$4.14 to $21.80	141,806	—	0.45% to 1.90%	-40.61% to -39.88%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2005	—	$22.62	6	—	0.75%	5.11%
2004	10,934	$5.95 to $23.00	154,245	0.94	0.75% to 1.90%	2.76% to 3.96%
2003	13,736	$5.79 to $22.26	190,923	1.05	0.75% to 1.90%	21.64% to 23.07%
2002	17,171	$4.76 to $18.46	198,280	0.84	0.45% to 1.90%	-26.92% to -25.84%
2001	20,979	$6.51 to $24.89	331,396	0.44	0.45% to 2.25%	-23.92% to -22.98%
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2005	668	$11.40 to $14.01	7,859	1.05	0.75% to 1.50%	1.69% to 2.52%
2004	591	$11.21 to $13.69	6,773	1.07	0.75% to 1.50%	10.99% to 11.78%
2003	303	$10.10 to $12.27	3,110	1.02	0.75% to 1.50%	29.43% to 30.09%
2002	54	$7.85 to $7.91	422	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2005	434	$13.28 to $16.06	5,924	0.52	0.75% to 1.50%	6.67% to 7.43%
2004	292	$12.45 to $14.98	3,732	0.40	0.75% to 1.50%	22.18% to 23.12%
2003	117	$10.19 to $12.20	1,217	0.66	0.75% to 1.50%	3.85% to 23.87%
2002	55	$8.38 to $9.87	474	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
MFS® Strategic Income Series
2005	148	$13.84 to $14.05	2,057	7.02	1.25% to 1.40%	0.44% to 0.64%
2004	181	$13.78 to $13.96	2,503	5.05	1.25% to 1.40%	6.25% to 6.32%
2003	194	$12.97 to $13.13	2,524	5.90	1.25% to 1.40%	8.81% to 9.05%
2002	228	$11.92 to $12.04	2,720	2.91	1.25% to 1.40%	6.89% to 7.05%
2001	156	$11.15 to $11.25	1,742	3.89	0.85% to 1.40%	3.28% to 3.44%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Oppenheimer Aggressive Growth Fund/VA
2005	2,781	$5.20 to $16.97	$32,591	—%	0.95% to 1.90%	10.32% to 11.25%
2004	3,156	$4.71 to $15.29	32,874	—	0.95% to 1.90%	17.46% to 18.63%
2003	3,313	$4.01 to $12.93	29,115	—	0.95% to 1.90%	23.01% to 24.42%
2002	3,447	$3.26 to $10.43	23,930	0.67	0.95% to 1.90%	-29.17% to -28.48%
2001	4,063	$4.60 to $14.62	40,449	15.39	0.50% to 2.25%	-32.58% to -31.92%
Oppenheimer Global Securities Fund/VA
2005	3	$21.20	72	2.12	0.75%	13.49%
2004	2,073	$15.03 to $23.47	43,720	1.17	0.75% to 1.50%	17.37% to 18.23%
2003	1,634	$12.73 to $19.94	29,539	0.55	0.75% to 1.50%	40.97% to 41.96%
2002	1,174	$10.74 to $14.12	15,177	0.57	0.75% to 1.50%	-23.30% to -22.72%
2001	977	$14.01 to $18.36	16,403	12.79	0.75% to 1.50%	-13.36% to -12.70%
Oppenheimer Main Street Fund®/VA
2005	4,588	$8.60 to $14.43	58,462	1.38	0.95% to 1.90%	3.99% to 4.98%
2004	5,694	$8.27 to $13.79	68,396	0.85	0.80% to 2.25%	7.40% to 8.45%
2003	5,799	$7.70 to $12.76	65,121	0.86	0.95% to 2.25%	24.19% to 25.42%
2002	5,617	$6.20 to $10.19	48,801	0.77	0.95% to 2.25%	-20.34% to -19.57%
2001	6,141	$7.78 to $12.71	65,709	0.53	0.50% to 2.25%	-11.87% to -11.02%
Oppenheimer Main Street Small Cap Fund®/VA
2005	3	$11.72 to $11.76	41	(e)	0.75% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Strategic Bond Fund/VA
2005	—	$14.75	1	9.35	0.75%	1.86%
2004	3,938	$13.17 to $15.49	58,634	4.61	0.75% to 2.25%	6.66% to 7.90%
2003	3,027	$12.23 to $14.43	42,500	6.13	0.75% to 2.25%	15.80% to 17.10%
2002	2,737	$10.76 to $12.38	32,735	7.25	0.75% to 2.25%	5.40% to 6.64%
2001	2,585	$10.21 to $11.67	28,892	6.16	0.50% to 2.25%	2.84% to 4.06%

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

PIMCO Real Return Portfolio - Admin Class
2005	139	$10.87 to $10.96	$1,526	3.42%	0.75% to 1.25%	1.29%
2004	48	$10.82	522	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class I
2005	361	$11.48 to $13.95	4,265	2.67	0.75% to 1.50%	4.17% to 4.95%
2004	140	$11.02 to $13.32	1,581	2.07	0.75% to 1.50%	14.67% to 15.53%
2003	26	$9.61 to $11.55	253	2.46	0.75% to 1.50%	21.03% to 21.61%
2002	19	$7.99 to $8.05	153	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Fund VCT Portfolio - Class I
2005	7	$10.61 to $10.85	81	1.50	0.75% to 1.25%	4.84% to 5.44%
2004	5	$10.12 to $10.29	52	—	0.75% to 1.25%	9.88% to 10.41%
2003	—	$9.21 to $9.32	4	0.58	0.75% to 1.25%	22.79%
2002	—	$7.59	1	(b)	0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT Portfolio - Class I
2005	12	$10.81	133	6.30	0.75%	1.22%
2004	20	$10.68	216	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Mid Cap Value VCT Portfolio - Class I
2005	273	$15.07 to $17.02	4,234	0.32	0.75% to 1.50%	6.28% to 7.08%
2004	220	$14.18 to $15.93	3,193	0.31	0.75% to 1.50%	20.27% to 21.25%
2003	62	$11.79 to $13.17	739	0.14	0.75% to 1.50%	35.85% to 36.36%
2002	3	$8.73 to $8.80	30	(b)	0.75% to 1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Wanger Select
2005	44	$12.45 to $12.55	$554	—%	0.75% to 1.25%	9.61%
2004	22	$11.45	249	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Wanger U.S. Smaller Companies
2005	43	$12.72 to $12.82	552	—	0.75% to 1.25%	10.42%
2004	8	$11.61	97	(d)	0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense risk charge, plus annual administrative charges and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Consolidated Balance Sheets as of
December 31, 2005 and 2004	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2005, 2004, and 2003	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,035.7	$998.2	$980.9
Fee income	481.4	453.7	396.7
Premiums	43.2	38.5	50.1
Net realized capital gains	22.0	10.8	50.6
Other income	7.7	1.9	(0.9)
Total revenue	1,590.0	1,503.1	1,477.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.6	739.4	770.1
Operating expenses	443.0	394.0	383.9
Amortization of deferred policy acquisition
cost and value of business acquired	159.9	127.4	106.5
Interest expense	1.6	0.6	1.2
Total benefits and expenses	1,344.1	1,261.4	1,261.7
Income before income taxes	245.9	241.7	215.7
Income tax expense	1.4	42.4	61.1
Net income	$244.5	$199.3	$154.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,749.5 at 2005 and $16,684.7 at 2004)	$16,740.5	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $166.9 at 2005 and $153.9 at 2004)	170.1	162.6
Mortgage loans on real estate	1,396.0	1,090.2
Policy loans	262.4	262.7
Other investments	144.6	86.3
Securities pledged
(amortized cost of $1,260.8 at 2005 and $1,258.8 at 2004)	1,247.6	1,274.3
Total investments	19,961.2	20,027.4
Cash and cash equivalents	212.5	187.1
Short-term investments under securities loan agreement	318.1	219.5
Accrued investment income	203.6	182.0
Reinsurance recoverable	2,796.7	2,901.3
Deferred policy acquisition costs	512.4	414.5
Value of business acquired	1,294.4	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	149.6	38.3
Other assets	66.5	69.8
Assets held in separate accounts	35,899.8	33,310.5
Total assets	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,932.8	$20,885.3
Payables for securities purchased	3.1	25.1
Payables under securities loan agreement	318.1	219.5
Borrowed money	941.1	1,057.4
Due to affiliates	63.8	61.8
Current income taxes	46.9	82.6
Deferred income taxes	183.3	209.3
Other liabilities	301.5	314.9
Liabilities related to separate accounts	35,899.8	33,310.5
Total liabilities	58,690.4	56,166.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50 per share value)	2.8	2.8
Additional paid-in capital	4,579.6	4,576.5
Accumulated other comprehensive (loss) income	(5.3)	67.1
Retained earnings (deficit)	(1,677.7)	(1,922.2)
Total shareholder's equity	2,899.4	2,724.2
Total liabilities and shareholder's equity	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$4,416.5	$117.5	$(2,274.0)	$2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(2.3) pretax)	-	-	(1.5)	-	(1.5)
Total comprehensive income					153.1
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,576.5	67.1	(1,922.2)	2,724.2
Comprehensive income:
Net income	-	-	-	244.5	244.5
Other comprehensive loss
net of tax:
Change in net unrealized gain
(loss) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					172.1
Employee share-based payments	-	3.1	-	-	3.1
Balance at December 31, 2005	$2.8	$4,579.6	$(5.3)	$(1,677.7)	$2,899.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Operating Activities:
Net income	$244.5	$199.3	$154.6
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired and sales inducements	(174.0)	(168.0)	(159.7)
Amortization of deferred policy acquisition costs,
value of business acquired and sales inducements	165.8	134.3	106.5
Net accretion/decretion of discount/premium	115.5	155.9	198.9
Future policy benefits, claims reserves, and
interest credited	634.2	621.7	706.1
Provision for deferred income taxes	11.1	46.2	22.1
Net realized capital gains	(22.0)	(10.8)	(50.6)
Depreciation	12.0	12.4	23.3
Change in:
Accrued investment income	(21.6)	(3.1)	1.8
Reinsurance recoverable	104.6	51.0	31.0
Other receivable and assets accruals	6.0	34.1	(28.9)
Due to/from affiliates	(3.3)	(49.2)	88.8
Other payables and accruals	(47.4)	(12.1)	20.3
Other	3.1	(12.4)	-
Net cash provided by operating activities	1,028.5	999.3	1,114.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	19,232.3	26,791.6	29,981.6
Equity securities, available-for-sale	119.8	85.7	130.2
Mortgage loans on real estate	179.0	71.0	16.3
Acquisition of:
Fixed maturities, available-for-sale	(19,435.9)	(26,789.3)	(31,955.4)
Equity securities, available-for-sale	(120.4)	(81.6)	(34.8)
Mortgage loans on real estate	(484.8)	(406.7)	(194.2)
Policy loans	0.3	7.6	26.0
Other investments	(43.6)	(28.9)	(22.4)
(Purchase)/sales of property and equipment, net	(14.2)	(11.7)	(5.2)
Loans to affiliates	-	(175.0)	-
Net cash used in investing activities	(567.5)	(537.3)	(2,057.9)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,024.2	2,089.9	2,296.6
Maturities and withdrawals from investment contracts	(2,237.5)	(1,910.4)	(1,745.5)
Short-term loans with affiliates	(106.0)	16.4	(41.4)
Short-term loans	(116.3)	(458.5)	196.5
Dividends paid to Parent	-	(70.0)	-
Contribution of capital from Parent	-	-	230.0
Net cash (used in) provided by financing activities	(435.6)	(332.6)	936.2
Net increase (decrease) in cash and cash equivalents	25.4	129.4	(7.5)
Cash and cash equivalents, beginning of year	187.1	57.7	65.2
Cash and cash equivalents, end of year	$212.5	$187.1	$57.7
Supplemental cash flow information:
Income taxes paid, net	$27.7	$3.2	$29.8
Interest paid	$32.0	$22.8	$32.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiary (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

The consolidated financial statements include ILIAC and its wholly-owned subsidiary, ING Financial Advisers, LLC (“IFA”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively “not-for-profit” organizations), and corporate markets. The Company’s products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

The Company offers deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company has one operating segment, ING U.S. Financial Services, which offers the products described above.

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1 (“EITF-03-1”), “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,” requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 (“FSP EITF 03-1-1”), “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,’” which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $5.7 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on ILIAC as of December 31, 2005, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified- retrospective.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, is $2.0 lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2005 was $2.6 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group (“DIG”), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”), issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments” (“DIG B36”). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company’s financial position, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8.5 billion as of December 31, 2005 and 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $8.6 billion and $8.4 billion, respectively, represents the maximum exposure to loss on the investments in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133. Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•      Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

During 2005, the Company revised the financial statement presentation for derivatives and certain revenues related to annuity contracts (see Derivatives and Revenue Recognition below).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of deferred acquisition costs and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. The system uses key financial data, such as yield curves exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. Reverse repurchase agreements are included in cash and cash equivalent on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit market and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts are included in Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivatives were previously recorded in Net investment income in the Statements of Operations. The total change in fair value of the derivatives is now reported in Net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $29.5 and $27.2 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(14.4) and $(11.9) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains and losses in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”) retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years ended 2005, 2004, and 2003. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingency payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, annuity type, year of issue, and policy duration. For the years 2005, 2004, and 2003, reserve interest rates ranged from 4.9% to 5.2%.

The Company’s domestic individual life insurance business was sold on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuity contracts offer guaranteed minimum death benefits (“GMDB”). The GMDB is provided in the event the customer’s account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2005, the Company revised the Statement of Operations for the year ended December 31, 2003 to reflect the proper presentation of revenue related to annuity contracts. This revision resulted in a reclassification of $46.7 from Net investment income to Interest credited and other benefits to contractowners.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $8.3 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.8 billion and $2.9 billion at December 31, 2005 and 2004, respectively, is related to the reinsurance recoverable from Lincoln National Corporation (“Lincoln”) arising from the sale of the Company's domestic life insurance business in 1998 (see the Reinsurance footnote).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$504.1	$0.6	$8.4	$496.3
State, municipalities, and political
subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities:
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,453.7	33.6	98.9	4,388.4
Commercial mortgaged-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
fixed maturities pledged	18,010.3	275.9	298.1	17,988.1
Less: fixed maturities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,749.5	270.7	279.7	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,916.4	$275.1	$280.9	$16,910.6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$197.3	$0.9	$0.9	$197.3
State, municipalities, and political
subdivisions	32.1	0.2	0.9	31.4

U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7

Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7

Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgaged-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5

Total fixed maturities, including fixed
maturities pledged to creditors	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged	1,258.8	18.0	2.5	1,274.3
Total fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6

Total investments, available-for-sale	$16,838.6	$591.0	$115.7	$17,313.9

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation of $(19.0) and $490.8, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $(48.6) and $357.5, respectively, related to experience-rated contracts, which were not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005, were primarily related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of fixed maturities, including fixed maturities pledged to creditors in unrealized loss positions at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	46.7	43.1	56.0	145.8
Total unrealized loss	$102.4	$77.0	$118.7	$298.1
Fair value	$5,936.2	$2,790.7	$2,643.6	$11,370.5

2004

Interest rate or spread widening	$9.5	$16.3	$15.6	$41.4
Mortgage and other asset-backed securities	28.3	18.4	29.6	76.3
Total unrealized loss	$37.8	$34.7	$45.2	$117.7
Fair value	$3,319.0	$1,795.0	$960.5	$6,074.5

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value. In addition, this category includes 515 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$376.8	$376.3
After one year through five years	3,731.8	3,702.1
After five years through ten years	4,644.3	4,648.5
After ten years	1,553.3	1,633.8
Mortgage-backed securities	6,552.8	6,490.2
Other asset-backed securities	1,151.3	1,137.2
Less: fixed maturities pledged	1,260.8	1,247.6
Fixed maturities, excluding fixed maturities pledged	$16,749.5	$16,740.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005 or 2004.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.0 and $10.9, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of commercial mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2005 and 2004, approximately 1.2% and 4.1%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $1,247.6 and $1,274.3, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $941.1 and $1,057.4 at December 31, 2005 and 2004, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8. No amounts were engaged in reverse repurchase agreements during the year ended December 31, 2004.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$3.9	15	$-	-	$6.2		4
Residential mortgage-
backed	44.7	82	13.5	53	88.2		83
Foreign	0.3	1	-	-	-		-
U.S. Treasuries/Agencies	0.1	2	-	-	-		-
Equity securities	-	-	-	-	-	*	2
Limited partnerships	-	-	-	-	2.0		1
Total	$49.0	100	$13.5	53	$96.4		90

(1) Primarily U.S. denominated
* Less than $0.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $5.7 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. corporate	$2.3	13
Residential mortgaged-backed	3.3	2
U.S. Treasuries/Agencies	0.1	2
Total	$5.7	$17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $470.8 and $125.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $5.7 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$978.9	$999.4	$997.4
Equity securities, available-for-sale	9.7	7.1	9.9
Mortgage loans on real estate	73.0	56.0	42.7
Policy loans	30.0	8.1	9.0
Short-term investments and
cash equivalents	2.7	2.4	1.8
Other	37.3	9.6	10.6
Gross investment income	1,131.6	1,082.6	1,071.4
Less: investment expenses	95.9	84.4	90.5
Net investment income	$1,035.7	$998.2	$980.9

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$5.2	$51.8	$124.2
Equity securities, available-for-sale	12.4	9.9	3.4
Derivatives	13.7	(10.2)	(31.1)
Other	(0.3)	1.3	(2.0)
Less: allocation to experience-rated contracts	9.0	42.0	43.9
Pretax net realized capital gains	$22.0	$10.8	$50.6
After-tax net realized capital gains	$14.3	$7.0	$32.9

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from net realized capital gains and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractowners were $240.3, $233.4, and $213.7, at December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$10,062.3	$10,236.3	$12,812.5
Gross gains	161.1	146.9	291.9
Gross losses	93.9	70.9	228.0

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximates the fair values of the assets. Derivatives are carried at fair value on the Consolidated Balance Sheets.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale
including securities pledged	$17,988.1	$17,988.1	$18,425.6	$18,425.6
Equity securities, available-for-sale	170.1	170.1	162.6	162.6
Mortgage loans on real estate	1,396.0	1,386.2	1,090.2	1,119.8
Policy loans	262.4	262.4	262.7	262.7
Cash, cash equivalents and
short-term investments under
securities loan agreement	530.6	530.6	406.6	406.6
Other investments	144.6	144.6	86.3	86.3
Assets held in separate accounts	35,899.8	35,899.8	33,310.5	33,310.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,772.7	1,886.3	2,106.0	2,028.2
Without a fixed maturity	14,936.4	14,896.0	13,884.9	13,845.6
Liabilities related to
separate accounts	35,899.8	35,899.8	33,310.5	33,310.5

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$519.6	$527.8	$6.2	$5.9

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	2,060.0	1,766.0	10.3	2.1

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	126.5	126.5	(23.7)	(28.4)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	$70.5	$-	$(1.0)	$-

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	36.0	-	0.1	-

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	175.0	-	-	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	NA*	NA*	(4.2)	(0.9)

*NA - not applicable.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$229.8
Deferrals of commissions and expenses	98.1
Amortization:
Amortization	(34.3)
Interest accrued at 5% - 7%	18.8
Net amortization included in the Consolidated Statements of Operations	(15.5)
Change in unrealized gains and losses on available -for-sale securities	(4.4)
Balance at December 31, 2003	308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% - 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized gains and losses on available -for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% - 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized gains and losses on available -for-sale securities	3.7
Balance at December 31, 2005	$512.4

The estimated amount of DAC to be amortized, net of interest, is $33.2, $32.8, $30.1, $27.8, and $26.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$1,438.4
Deferrals of commissions and expenses	59.2
Amortization:
Amortization	(183.2)
Interest accrued at 5% - 7%	92.2
Net amortization included in the Consolidated Statements of Operations	(91.0)
Change in unrealized gains and losses on available -for-sale securities	8.8
Balance at December 31, 2003	1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% - 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized gains and losses on available -for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% - 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized gains and losses on available -for-sale securities	10.9
Balance at December 31, 2005	$1,294.4

The estimated amount of VOBA to be amortized, net of interest, is $120.4, $107.0, $100.0, $96.2, and $92.9 for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed and variable margins because of higher asset volume, partially offset by higher expenses. The Company revised long-term separate account return and certain contractholder withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. The Company revised certain contractholder withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In 2003, the Company reset long-term assumptions for the separate account returns. The Company recorded a deceleration of amortization of $3.7, primarily due to improved market performance compared to expected.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $221.6, $217.2, and $67.5, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,539.1 and $1,347.0 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $3.7 billion and $0.8, respectively. As of December 31, 2004, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $3.7 billion and $4.4 billion, respectively.

7.	Income Taxes

For taxable year 2005, ILIAC will file a consolidated federal income tax return with its (former) subsidiary, IICA. ILIAC’s consolidated group filings with IICA for taxable year 2005 and prior taxable periods is governed by a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(10.5)	$(3.8)	$37.9
State	-	-	1.1
Total current tax (benefit) expense	(10.5)	(3.8)	39.0
Deferred tax expense:
Federal	11.9	46.2	22.1
Total deferred tax expense	11.9	46.2	22.1
Total income tax expense	$1.4	$42.4	$61.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$245.9	$241.7	$215.7
Tax rate	35%	35%	35%
Income tax at federal statutory rate	86.1	84.6	75.5
Tax effect of:
State income tax, net of federal benefit	-	-	0.7
Dividend received deduction	(25.8)	(9.6)	(14.0)
IRS audit settlement	(58.2)	(33.0)	-
Transfer of mutual fund shares	-	-	-
Other	(0.7)	0.4	(1.1)
Income tax expense	$1.4	$42.4	$61.1

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004, are presented below:

	2005	2004
Deferred tax assets:
Insurance reserves	$275.5	$286.4
Unrealized gains allocable to
experience-rated contracts	17.0	125.1
Investments	23.3	-
Postemployment benefits	57.7	60.5
Compensation	37.6	35.5
Other	14.1	23.4
Total gross assets	425.2	530.9
Deferred tax liabilities:
Value of business acquired	(453.0)	(477.8)
Net unrealized capital gains	(31.8)	(161.3)
Deferred policy acquisition costs	(123.6)	(91.3)
Other	(0.1)	(9.8)
Total gross liabilities	(608.5)	(740.2)
Net deferred income tax liability	$(183.3)	$(209.3)

Net unrealized capital gains and losses are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders’ Surplus Account accumulated balance of $17.2.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $21.4, $19.0, and $15.1, for 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.5, $8.0, and $7.1, in 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005 and 2004.

	2005	2004
Change in Benefit Obligation:
Defined benefit obligation, January 1	$104.1	$101.6
Service cost	-	-
Interest cost	6.0	5.9
Benefits paid	(9.7)	(16.2)
Plan amendment	-	0.3
Actuarial loss on obligation	6.4	12.5
Defined benefit obligation, December 31	$106.8	$104.1

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Funded Status:
Funded status at December 31	$(106.8)	$(104.1)
Unrecognized past service cost	0.4	0.6
Unrecognized net loss	22.8	15.6
Net amount recognized	$(83.6)	$(87.9)

Amounts recognized in the Consolidated Balance Sheet consist of:

Accrued benefit cost	$(101.8)	$(105.2)
Intangible assets	0.4	0.6
Accumulated other comprehensive income	17.8	16.7
Net amount recognized	$(83.6)	$(87.9)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005 and 2004, the accumulated benefit obligation was $106.8 and $107.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2005 and 2004 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2005	2004
Discount rate at beginning of period	6.00%	6.25%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.50% was the appropriate discount rate as of December 31, 2005, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.50% discount rate will also be used to determine the Company’s 2006 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2005	2004	2003
Discount rate	6.00%	6.25%	6.75%
Rate of increase in compensation levels	4.00%	3.75%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2005 were as indicated above (6.00% discount rate, 4.00% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Interest cost	$6.0	$5.9	$6.9
Net actuarial loss recognized
in the year	1.3	-	0.9
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.3	0.1	-
Net periodic benefit cost	$7.8	$6.2	$8.0

Cashflows

There are no 2006 employer expected contributions. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2006 through 2010, and thereafter through 2015, are estimated to be $13.5, $13.6, $13.2, $9.8, $9.6, and $30.2, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•         The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. The Company match equals 50% of a participant’s pre-tax deferral contribution, with a maximum company match of 3% of the participant’s pay.

•         The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

• The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

•         Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•        Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC records a fee, which is paid quarterly, based on the value of the general account AUM. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $61.7, $58.8, and $53.8, respectively.

•        Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $138.5, $132.9, and $136.4, respectively.

•        Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $17.8, $8.6, and $19.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the “Company Funds”). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $263.0, $209.2, and $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management Co.) in 2005, 2004, and 2003, respectively.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31 from the other. Interest on any ILIAC borrowings is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.7, $0.2, and $0.1, for the years ended December 31, 2005, 2004, and 2003, respectively, and earned interest income of $1.0, $1.3, and $0.9, for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, ILIAC had $131.0 and $25.0 receivable from ING AIH under this agreement.

Note with Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”) scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company (“ReliaStar Life”), and Security Life of Denver International Limited (“SLDI”), in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the year ended December 31, 2005 was $11.1 and minimal for the year ended December 31, 2004.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, ILIAC did not have any amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, ILIAC did not have any amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, ILIAC also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, ILIAC had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

11.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 6 unaffiliated reinsurers and 1 affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.8 and $19.3 were maintained for this contract as of December 31, 2005 and 2004, respectively.

Reinsurance ceded in force for life mortality risks were $24.2 and $26.1 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$2,806.6	$2,903.0
Payable for reinsurance premiums	(1.7)	(0.9)
Reinsured amounts due to an
unaffiliated reinsurer	(0.3)	0.2
Reserve credits	1.1	1.5
Other	(9.0)	(2.5)
Total	$2,796.7	$2,901.3

Included in the accompanying financial statements are net policy benefit recoveries of $13.1, $19.3, and $22.5, for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums ceded under reinsurance	$215.7	$245.4	$265.2
Reinsurance recoveries	350.5	375.9	366.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the latest term of which expires in 2011.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $17.4, $17.2, and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2009 are estimated to be $17.0, $15.6, $2.6, and $1.5, respectively, and $0.7 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During 2005 and 2004, $42.4 and $19.8, respectively, was funded to related parties under off-balance sheet commitments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

13.	Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of Accumulated other comprehensive income as of December 31, 2005 and 2004.

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(22.2)	$482.1	$615.1
Equity securities, available-for-sale	3.2	8.7	13.8
Derivatives	4.2	-	3.7
DAC/VOBA adjustment on
available-for-sale securities	5.1	(9.5)	(19.6)
Sales inducements amortization adjustment
on available-for-sale securities	0.1	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other investments (primarily
limited partnerships)	1.2	1.3	57.3
Less: allocation to experience-rated
contracts	(48.6)	357.5	491.5
Subtotal	16.6	125.0	178.8
Less: deferred income taxes	10.3	41.2	62.8
Net unrealized capital gains	6.3	83.8	116.0
Minimum pension liability, net of tax	(11.6)	(16.7)	-
Accumulated other comprehensive (loss)
income	$(5.3)	$67.1	$116.0

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(48.6) and $357.5 at December 31, 2005 and 2004, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(504.3)	$(133.0)	$(125.8)
Equity securities, available-for-sale	(5.5)	(5.1)	17.9
Derivatives	4.2	(3.7)	3.7
DAC/VOBA adjustment on available-for-sale securities	14.6	10.1	4.4
Sales inducements amortization adjustment
available-for-sale securities	0.2	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other	(0.1)	(56.0)	25.9
Less: allocation to experience-rated contracts	(406.1)	(134.0)	(71.6)
Subtotal	(108.4)	(53.8)	(2.3)
Deferred income taxes	(30.9)	(21.6)	(0.8)
Net change in unrealized
capital losses	$(77.5)	$(32.2)	$(1.5)

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding losses arising
during the year (1)	$(38.2)	$(1.8)	$(31.9)
Less: reclassification adjustment for gains
(losses) and other items included in net income(2)	39.3	30.4	(30.4)
Net unrealized losses on securities	$(77.5)	$(32.2)	$(1.5)

(1)	Pretax unrealized holding losses arising during the period were $(53.4), $(3.0), and $(48.9), for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $55.0, $50.8, and $(46.6), for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2003 to reflect the correct balances, primarily related to short-term loans. As the Company has determined these changes as immaterial, the Statements of Cash Flows for the year ended December 31, 2003 has not been labeled as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised

Net cash provided by operating activities	$1,021.7	$(22.4)	$999.3
Net cash used in investing activities	(543.2)	5.9	(537.3)
Net cash used in financing activities	(349.0)	16.4	(332.6)

2003

Net cash provided by operating activities	$1,058.3	$55.9	$1,114.2
Net cash used in investing activities	(2,043.5)	(14.4)	(2,057.9)
Net cash used in financing activities	977.6	(41.4)	936.2

Form No. SAI.75998-06	ILIAC Ed. April 2006

VARIABLE ANNUITY ACCOUNT B

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Balance Sheets as of December 31, 2005 and 2004
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

	(3.3)	Confirmation of Underwriting Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
	(4.1)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
	(4.2)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
	(4.3)	Variable Annuity Contract (I-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.

(4.4)

Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and I-CDA-HD (NQ Modals) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

(4.5)

Endorsement EGET(99) to Contracts IA-CDA-IA, I-CDA-HD and I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.6)	Endorsement ENQSWO-IC to Contract IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.7)	Endorsement EIAMSF-IC to Contract IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.8)

Endorsement EGET-IC(SPD-R) to Contracts I-CDA-HD and IA-CDA-IA (NQ Single Premiums) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(4.9)	Endorsement EGET-HG to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.10)	Endorsement EIEP-HG to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.11)	Endorsement EIM-CVTDTP-HI to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.12)

Endorsement EIMSF-HI to Contract I-CDA-HD (Single Premiums) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(4.13)

Endorsement EISFSM-HI to Contract I-CDA-HD (Modals) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(4.14)

Endorsement EIS25-IA to Contract I-CDA-HD (Single Pays) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(4.15)	Endorsement EIM25-IA to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.16)	Endorsement EDRA-HD to Contract I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(4.17)	Endorsement ESFPPS-HD to I-CDA-HD(XC)(NU) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.18)	Endorsement EIMCVT-HI(XC) to I-CDA-HD(XC)(NU) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.

(4.19)

Endorsement E-LOANA(01/01) to Contracts IA-CDA-IA, I-CDA-HD and

I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.20)

Endorsements (re name change) ENMCHG (05/02) and ENMCHGI (05/02 to Contracts I-CDA-HD, IA-CDA-IA and I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(4.21)	Endorsement EIM25-IA(XC) to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.22)	Endorsement EIGF-IC(NY) to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.23)	Endorsement EIMSF-HI to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.24)

Endorsement EGF-IC(SPD-NY) to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.

(4.25)	Endorsement EIS25-IA(XC) to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.26)	Endorsement ENQFD-IC to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.27)	Endorsement EDRAH-I to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.28)	Endorsement EGISA-IA to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(4.29)

Endorsement EVP-IC to Contracts I-CDA-HD(XC), I-CDA-HD and

IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.

(4.30)	Endorsement PRFMHEG to Contract I-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 12, 2002.
(5)

Variable Annuity Contract Application (713.00.1(C)) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75998), as filed on August 21, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective January 1, 2005 • Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

(7)	Not applicable

(8.1)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.2)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.3)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.4)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.5)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.6)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.7)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.8)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.9)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.10)

Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.13)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.14)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.15)

Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.16)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.17)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.18)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.19)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.20)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.21)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.22)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.23)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.24)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.25)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.

(8.26)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.27)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.28)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.29)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.30)

Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.31)

Amendment dated August 31, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.32)

Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company, as filed with the Securities and Exchange Commission on April 10, 2006 (File No. 333-130833).

(13.2)	Authorizations for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25.	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Harry N. Stout[3]	Senior Vice President
Virginia Carman[2]	Vice President
Todd Modic[4]	Vice President
Robert S. Naka[4]	Vice President
Joseph M. O’Donnell[4]	Vice President
Carl Steinhilber[1]	Vice President
Therese M. Squillacote[2]	Vice President and Compliance Officer
Matthew Condos[2]	Actuary
William Leslie[2]	Actuary
Cheryl Poulin[2]	Actuary
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
4	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.
5	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 33-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As February 28, 2006, there were 97,390 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President

Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President

George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President

O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$2,761,989.83

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2005.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75998) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of April, 2006.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April 17,
Thomas J. McInerney		)	2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)
Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)
Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B

EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm